     As filed with the Securities and Exchange Commission on April 29, 2003
                      Registration No. 333-91851/811-09715


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------


                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.___         ( )
                       POST-EFFECTIVE AMENDMENT NO. 4           (X)
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                               Amendment No. 2                  (X)
                        (Check appropriate box or boxes)


               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                             1150 South Olive Street
                              Los Angeles, CA 90015
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800

                                Thomas E. Pierpan
                                 Vice President
                 Transamerica Occidental Life Insurance Company
                              570 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering: May 1, 2003

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b)


(X) on May 1, 2003 , pursuant to paragraph (b)


( ) 60 days after filing pursuant to paragraph (a)(1)


( ) on (date) , pursuant to paragraph (a)(1)


If appropriate, check the following box:

(X) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S

MAY 1, 2003
                              TRANSAMERICA ELITE(R)
                                 ISSUED THROUGH
               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
                                       BY
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             ADMINISTRATIVE OFFICE:
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                         1-800-851-9777; (727) 299-1800
 PLEASE SEND ALL PREMIUM PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE AND NOTICES
                       TO THE ADMINISTRATIVE OFFICE ONLY.
                                  HOME OFFICE:
                             4333 Edgewood Road, NE
                            Cedar Rapids, Iowa 52499

          AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the Transamerica Elite(R), a flexible premium variable life insurance policy (the "Policy"). You can allocate your Policy's cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account, which invests through its subaccounts in portfolios of the AEGON/Transamerica Series Fund, Inc. - Initial Class (the "Series Fund") and Fidelity Variable Insurance Products Funds (VIP) -Service Class 2 (the "VIP Funds") (collectively, the "funds").

The portfolios of the Series Fund available to you under this Policy are:

[ ]  Munder Net50

[ ]  Van Kampen Emerging Growth

[ ]  T. Rowe Price Small Cap

[ ]  Alger Aggressive Growth

[ ]  Third Avenue Value

[ ]  LKCM Strategic Total Return

[ ]  Clarion Real Estate Securities

[ ]  Federated Growth & Income

[ ]  AEGON Bond

[ ]  Transamerica Money Market

[ ]  Marsico Growth (formerly, Goldman Sachs Growth)

[ ]  Transamerica Equity

[ ]  GE U.S. Equity

[ ]  Transamerica Growth Opportunities

[ ]  Great Companies--America(SM)

[ ]  Transamerica Convertible Securities

[ ]  Salomon All Cap

[ ]  Dreyfus Mid Cap

[ ]  PBHG/NWQ Value Select

[ ]  Capital Guardian Value

[ ]  PBHG Mid Cap Growth

[ ]  T. Rowe Price Equity Income

[ ]  Transamerica Value Balanced

[ ]  American Century International

[ ]  Great Companies--Global(2)

[ ]  Great Companies--Technology(SM)

[ ]  Janus Growth

[ ]  J.P. Morgan Enhanced Index

[ ]  Janus Balanced

[ ]  PIMCO Total Return

[ ]  Asset Allocation - Conservative Portfolio (formerly,
         Conservative Asset Allocation)

[ ]  Asset Allocation - Moderate Portfolio (formerly, Moderate
         Asset Allocation)

[ ]  Asset Allocation - Moderate Growth Portfolio (formerly,
         Moderately Aggressive Asset Allocation)

[ ]  Asset Allocation - Growth Portfolio (formerly, Aggressive
         Asset Allocation)

[ ]  Transamerica U.S. Government Securities

[ ]  Capital Guardian U.S. Equity

The portfolios of the VIP Funds available to you under this Policy are:

[ ] VIP Equity-Income     [ ] VIP Contrafund(R)    [ ] VIP Growth Opportunities
    Portfolio*                Portfolio*               Portfolio*

* Effective May 1, 2003, this portfolio is no longer available for sale to new investors.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your Policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.

Prospectuses for the portfolios of the funds must accompany this prospectus. Certain portfolios may not be available in all states. Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


Policy Benefits/Risks Summary.............................................................      1
    Policy Benefits.......................................................................      1
       The Policy in General..............................................................      1
       Flexible Premiums..................................................................      1
       Variable Death Benefit.............................................................      1
       No Lapse Guarantee.................................................................      2
       Cash Value.........................................................................      2
       Transfers..........................................................................      2
       Loans..............................................................................      2
       Cash Withdrawals and Surrenders....................................................      3
       Tax Benefits.......................................................................      3
    Policy Risks..........................................................................      3
       Risk of an Increase in Current Fees and Expenses...................................      3
       Investment Risks...................................................................      3
       Risk of Lapse......................................................................      3
       Tax Risks (Income Tax and MEC).....................................................      4
       Loan Risks.........................................................................      4
Portfolio Risks...........................................................................      5
Fee Tables................................................................................      5
       Range of Expenses for the Portfolios...............................................     12
Transamerica, The Separate Account, the Fixed Account and the Portfolios..................     12
       Transamerica.......................................................................     12
       The Separate Account...............................................................     12
       The Fixed Account..................................................................     13
       The Portfolios.....................................................................     13
       Addition, Deletion, or Substitution of Investments.................................     18
       Your Right to Vote Portfolio Shares................................................     18
Charges and Deductions....................................................................     18
       Premium Charges....................................................................     19
       Monthly Deduction..................................................................     19
       Mortality and Expense Risk Charge..................................................     20
       Surrender Charge...................................................................     20
       Pro Rata Decrease Charge...........................................................     22
       Transfer Charge....................................................................     23
       Change in Net Premium Allocation Charge............................................     23
       Cash Withdrawal Charge.............................................................     23
       Taxes..............................................................................     23
       Loan Interest Charge...............................................................     23
       Portfolio Expenses.................................................................     23
The Policy................................................................................     24
       Ownership Rights...................................................................     24
       Modifying the Policy...............................................................     24
       Purchasing a Policy................................................................     24
       Tax-Free "Section 1035" Exchanges..................................................     25
       When Insurance Coverage Takes Effect...............................................     25
Policy Features...........................................................................     26
    Premiums..............................................................................     26
       Allocating Premiums................................................................     26
       Premium Flexibility................................................................     27


             This Policy is not available in the State of New York.

       Planned Periodic Payments..........................................................     28
       Minimum No Lapse Premium...........................................................     28
       No Lapse Period....................................................................     28
       Premium Limitations................................................................     28
       Making Premium Payments............................................................     29
Transfers.................................................................................     29
       General............................................................................     29
       Fixed Account Transfers............................................................     31
       Conversion Rights..................................................................     31
       Dollar Cost Averaging..............................................................     31
       Asset Rebalancing Program..........................................................     32
       Third Party Asset Allocation Services..............................................     33
Policy Values.............................................................................     33
       Cash Value.........................................................................     33
       Net Surrender Value................................................................     33
       Subaccount Value...................................................................     33
       Subaccount Unit Value..............................................................     34
       Fixed Account Value................................................................     34
Death Benefit.............................................................................     35
       Death Benefit Proceeds.............................................................     35
       Death Benefit......................................................................     35
       Effect of Cash Withdrawals on the Death Benefit....................................     36
       Choosing Death Benefit Options.....................................................     36
       Changing the Death Benefit Option..................................................     37
       Decreasing the Specified Amount....................................................     37
       No Increases in Specified Amount...................................................     38
       Payment Options....................................................................     38
Surrenders and Cash Withdrawals...........................................................     38
       Surrenders.........................................................................     38
       Cash Withdrawals...................................................................     38
       Canceling a Policy.................................................................     39
Loans.....................................................................................     39
       General............................................................................     39
       Interest Rate Charged..............................................................     40
       Loan Reserve Interest Rate Credited................................................     40
       Effect of Policy Loans.............................................................     40
Policy Lapse and Reinstatement............................................................     41
       Lapse..............................................................................     41
       No Lapse Period....................................................................     41
       Reinstatement......................................................................     42
Federal Income Tax Considerations.........................................................     42
       Tax Status of the Policy...........................................................     42
       Tax Treatment of Policy Benefits...................................................     42
Other Policy Information..................................................................     45
       Benefits at Maturity...............................................................     45
       Payments We Make...................................................................     45
       Split Dollar Arrangements..........................................................     46
       Policy Termination.................................................................     46
Supplemental Benefits (Riders)............................................................     46
       Children's Insurance Rider.........................................................     47
       Accidental Death Benefit Rider.....................................................     47
       Other Insured Rider................................................................     47
       Disability Waiver Rider............................................................     48

       Disability Waiver and Income Rider.................................................     48
       Primary Insured Rider ("PIR") and Primary Insured Rider Plus ("PIR Plus")..........     48
       Terminal Illness Accelerated Death Benefit Rider...................................     49
Additional Information....................................................................     50
       Sale of the Policies...............................................................     50
       Legal Proceedings..................................................................     50
       Financial Statements...............................................................     50
Performance Data..........................................................................     50
       Rates of Return....................................................................     50
Table of Contents of the Statement of Additional Information..............................     53
Glossary..................................................................................     55
Prospectus Back Cover.....................................................................     58
       Personalized Illustrations of Policy Benefits......................................     58
       Inquiries..........................................................................     58

POLICY BENEFITS/RISKS SUMMARY                              TRANSAMERICA ELITE(R)

         This summary describes the Policy's important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information ("SAI"). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

POLICY BENEFITS

THE POLICY IN GENERAL

- The Transamerica Elite(R) is an individual flexible premium variable life insurance policy. The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy's cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).


- The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own. THE POLICY IS NOT SUITABLE AS A SHORT-TERM SAVINGS VEHICLE. There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge that applies during the first 15 Policy years.


- Fixed Account. You may place money in the fixed account where it earns at least 3% annual interest. We may declare higher rates of interest, but are not obligated to do so. The fixed account is part of our general account. The fixed account is NOT available if your Policy was issued in the State of New Jersey.

- Separate Account. You may direct the money in your Policy to any of the subaccounts of the separate account. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in a subaccount is subject to investment risk and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.

- Supplemental Benefits (Riders). Supplemental riders are available under the Policy. We deduct charges for these riders from cash value as part of the monthly deduction. These riders may not be available in all states.

FLEXIBLE PREMIUMS

- You select a premium payment plan but the plan is flexible - you are not required to pay premiums according to the plan. You can change the frequency and amount, within limits, and can skip premium payments. Unplanned premiums may be made, within limits. Premium payments must be at least $50.

- You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum no lapse premium. Under certain circumstances, extra premiums may be required to prevent lapse.

- Once we deliver your Policy, the FREE-LOOK PERIOD begins. You may return the Policy during this period and receive a refund.

VARIABLE DEATH BENEFIT

- If the insured dies while the Policy is in force, we will pay a death benefit to the beneficiary(ies). The amount of the death benefit depends on the specified amount of insurance you select, the death benefit option you chose, and any additional insurance provided by riders you purchase.

- CHOICE AMONG DEATH BENEFIT OPTIONS. You must choose one of two death benefit options. We offer the following:

         -        Option A is the greater of:

                  -       the current specified amount, or

                  - a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

         -        Option B is the greater of:

                  - the current specified amount, plus the Policy's cash value on the date of the insured's death, or

                  - a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

We will reduce the death benefit proceeds by any outstanding loan amount and any due and unpaid charges. We will increase the death benefit proceeds by any additional insurance benefits you add by rider, and any interest you paid in advance on any loan for the period between the date of death and the next Policy anniversary.

-        Under current tax law, the death benefit should generally be U.S.
         federal income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

- CHANGE IN DEATH BENEFIT OPTION AND SPECIFIED AMOUNT. After the third Policy year and once each Policy year thereafter, you may make one of the following changes: change the death benefit option or decrease the specified amount. A decrease in specified amount is limited to no more than 20% of the specified amount prior to the decrease. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.

NO LAPSE GUARANTEE

- We guarantee that your Policy will not lapse until the no lapse date shown on your Policy schedule page, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, and MINUS any pro rata decrease charge) that equal or exceed the sum of the minimum no lapse premiums in effect for each month since the Policy date up to and including the current month. If you take a cash withdrawal or a loan, or if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

CASH VALUE

- Cash value is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit. There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount(s) (including interest you owe on any Policy loan(s)).

- The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums.

TRANSFERS

- You can transfer cash value among the subaccounts and the fixed account. You may make transfers in writing, by telephone, by fax or electronically through our website.

- We charge a $10 transfer processing fee for each transfer after the first 12 transfers in a Policy year.

-        Dollar cost averaging and asset rebalancing programs are available.

- You may make one transfer per Policy year from the fixed account, and we must receive at our administrative office your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account.

LOANS

- After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value, MINUS any surrender charge and MINUS any outstanding loan amount. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. The minimum loan amount is generally $500.

- We currently charge 5.5% interest annually, payable in arrears on any outstanding loan amount.

- To secure the loan, we transfer an amount equal to your loan from your cash value to a loan reserve account. The loan reserve account is part of the fixed account. We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%.


- Prior to the 10th Policy year, we currently credit 4.75% interest annually on all Policy loans. After the 10th Policy year, on all amounts you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less withdrawals at an interest rate equal to the interest rate we charge on the total loan. The remaining portion, equal to the cost basis, is currently credited 4.75%.



- Federal income taxes and a penalty tax may apply to loans you take against the Policy. The federal tax consequences of loans with preferred rates is uncertain and may have adverse tax consequences.

CASH WITHDRAWALS AND SURRENDERS

- You may take one withdrawal of cash value per Policy year after the first Policy year. The amount of the withdrawal may be limited to:

         -        at least $500; and

         - no more than 10% of the net surrender value. After the 10th Policy year, we currently intend to limit the withdrawal amount to no more than 25% of the net surrender value.

- We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.

- A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.


- You may fully surrender the Policy at any time before the insured's death or the maturity date. Life insurance coverage will end. You will receive the net surrender value (cash value, MINUS surrender charge, MINUS any outstanding loan amount, and MINUS any interest you owe on Policy loans). The surrender charge will apply during the first 15 Policy years. THE SURRENDER CHARGE MAY BE SIGNIFICANT. You may receive little or no net surrender value if you surrender your Policy in the early Policy years.



- A cash withdrawal will reduce the cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse guarantee will not remain in effect.


- Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

TAX BENEFITS


         We intend for the Policy to satisfy the definition of life insurance under the Internal Revenue Code so that the death benefit generally should be excludible from the taxable income of the beneficiary. In addition, if your Policy is not a Modified Endowment Contract ("MEC"), you should not be deemed to be in receipt of any taxable gains on cash value until you receive amounts on withdrawal, take a Policy loan, pledge or surrender the Policy or we pay the maturity benefit. Moreover, transfers between the subaccounts are not taxable transactions.


POLICY RISKS

RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES

         Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

INVESTMENT RISKS

         If you invest your Policy's cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease. In addition, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value. During times of poor investment performance, this deduction will have an even greater impact on your cash value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums. If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

RISK OF LAPSE

         If your Policy fails to meet certain conditions, we will notify you that the Policy has entered a 61-day grace period and will lapse without value unless you make a sufficient payment during the grace period.

         Your Policy contains a three-year no lapse period (premium protection period in Illinois). Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum guarantee premiums. If you do not pay sufficient premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse.

         If you take a cash withdrawal, Policy loan or if you decrease the specified amount, you will increase the risk of losing the no lapse guarantee. We deduct the total amount of your withdrawals, any outstanding loan amount and any pro rata decrease charge from your premiums paid when we determine whether your premium payments are high enough to keep the no lapse period in effect.

         If you change death benefit options, decrease the specified amount, or add or increase a rider, we will increase the amount of your minimum no lapse premium.

         Before you take a cash withdrawal, loan, decrease the specified amount or add, increase or decrease a rider, you should consider carefully the effect it will have on the no lapse guarantee.

         After the no lapse period, your Policy may lapse if loans, cash withdrawals, the monthly deductions, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value minus the surrender charge, and minus any outstanding loan amount, plus any interest you paid in advance on the loan between the date of surrender and the next Policy anniversary) is not enough to pay the monthly deduction due.

         A Policy lapse may have adverse tax consequences.

         You may reinstate this Policy within five years after it has lapsed (and prior to the maturity date), if the insured meets the insurability requirements and you pay the amount we require.

TAX RISKS (INCOME TAX AND MEC)

         We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax.


         Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders, pledges and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of cash withdrawals, surrenders, pledges and loans taken before you reach age 59 1/2. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy and amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.


LOAN RISKS

         A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan reserve as collateral. We then credit a fixed interest rate at an effective annual rate of not less than 4.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.

         We also currently charge interest on Policy loans at a rate of 5.5% and is payable in arrears on each Policy anniversary. Interest that is unpaid when due is added to the amount of the loan to be repaid.

         A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will not remain in effect. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value and the no lapse period is no longer in effect, then the Policy will lapse. Adverse tax consequences may result.


         If a loan from a Policy is outstanding when the Policy is surrendered or lapses, or if a loan is taken out and the Policy is a MEC or becomes a MEC within two years of taking the loan, then the amount of the outstanding indebtedness will be taxed as if it were a withdrawal from the Policy.

PORTFOLIO RISKS

         A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the prospectuses for the portfolios for more information.

         There is no assurance that any of the portfolios will achieve its stated investment objective.

FEE TABLES

         The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

         The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals from the Policy, surrendering the Policy, or transferring Policy cash value among the subaccounts and the fixed account.





--------------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------
                                                                              AMOUNT DEDUCTED
                                    WHEN CHARGE IS               GUARANTEED                      CURRENT
            CHARGE                     DEDUCTED                    CHARGE                        CHARGE
--------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGES:                          None                        None                           None
--------------------------------------------------------------------------------------------------------------------

CASH WITHDRAWAL                     Upon withdrawal          2.0% of the amount        2.0% of the amount withdrawn,
CHARGE(1)                                                 withdrawn, not to exceed          not to exceed $25
                                                                  $25
--------------------------------------------------------------------------------------------------------------------



----------------------------------
(1) When we incur the expense of expedited delivery of your partial withdrawal or complete surrender payment, we will assess the following charges: $20 for overnight delivery ($30 for Saturday delivery); and $25 for wire service.

-----------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------
                                                                               AMOUNT DEDUCTED
                                    WHEN CHARGE IS                GUARANTEED                       CURRENT
            CHARGE                     DEDUCTED                     CHARGE                         CHARGE
-----------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE (2)            Upon full surrender of     Per $1,000 of initial          Per $1,000 of initial
                                the Policy during first       Specified Amount               Specified Amount
1.  ISSUE CHARGE                15 Policy years.
COMPONENT:

     -   Minimum Charge                                        $5 per $1,000                  $5per $1,000

     -   Maximum Charge                                        $5 per $1,000                  $5 per $1,000

     -   Charge during first                                   $5 per $1,000                  $5 per $1,000
         10 policy years for
         a male, issue age
         31, in ultimate
         select non-tobacco
         use class.
-----------------------------------------------------------------------------------------------------------------
2.  SURRENDER CHARGE BASE       Upon full surrender of     A percentage of total          A percentage of total
COMPONENT:                      the Policy during              premiums paid                  premiums paid
                                first 15 Policy years.

     -   Minimum Charge                                  Total premiums paid up to      Total premiums paid up to
                                                         the surrender charge base      the surrender charge base
                                                         premium plus 1.0% of           premium plus 1.0% of
                                                         premium paid in excess of      premium paid in excess of
                                                         the surrender charge base      the surrender charge base
                                                         premium(3)                     premium(3)

     -   Maximum Charge                                  Total premiums paid up to      Total premiums paid up to
                                                         the surrender charge base      the surrender charge base
                                                           premium plus 8.0% of           premium plus 8.0% of
                                                         premium paid in excess of      premium paid in excess of
                                                         the surrender charge base      the surrender charge base
                                                                 premium(4)                     premium(4)
-----------------------------------------------------------------------------------------------------------------



----------------------------------
(2) The surrender charge is equal to the sum of theIssue Charge and the Surrender Charge Base, multiplied by the Surrender Charge Factor. The Issue Charge component of the surrender charge is assessed on the specified amount. The Surrender Charge Base component depends upon attained age, gender and class. For male insureds ages 0-65, and for female insureds ages 0-70, the Surrender Charge Factor is equal to 1.00 during Policy years 1-10. It then decreases by
0.20 each year until the 15th Policy year when it is zero. For insureds with older issue ages, the factor is less than 1.00 at the end of the 10th Policy year and decreases to zero at the end of the 15th Policy year. The surrender charges shown in the table may not be typical of the charges you will pay. You can obtain more detailed information about the surrender charges that apply to you by contacting your agent and requesting a personalized illustration.



(3) This minimum charge is based on an insured with the following characteristics: male, age 85 at issue. This minimum charge may also apply to insureds with other characteristics.



(4) This maximum charge is based on an insured with the following characteristics: male, age 55 at issue. This maximum charge may also apply to insureds with other characteristics.

--------------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------
                                                                               AMOUNT DEDUCTED
                                    WHEN CHARGE IS                GUARANTEED                       CURRENT
            CHARGE                     DEDUCTED                     CHARGE                         CHARGE
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE BASE
COMPONENT (CONTINUED)

-    Charge during first                                   Total premiums paid up to     Total premiums paid up to
     10 Policy years for a                                 the surrender charge base     the surrender charge base
     male, issue age 31, in                                  premium plus 8.0% of          premium plus 8.0% of
     ultimate select                                       premium paid in excess of     premium paid in excess of
     non-tobacco use class.                                the surrender charge base     the surrender charge base
                                                                   premium                        premium
--------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE(5)                   Upon transfer         $10 for each transfer in       $10 for each transfer in
                                                         excess of 12 per Policy year   excess of 12 per Policy year
--------------------------------------------------------------------------------------------------------------------
CHANGE IN NET PREMIUM               Upon change of                    $25                           None
ALLOCATION CHARGE                     allocation
                                   instructions for
                                  premium payments in
                                   excess of one per
                                    Policy quarter
--------------------------------------------------------------------------------------------------------------------
PRO RATA DECREASE CHARGE           Deducted when the       Equal to the surrender         Equal to the surrender
                                  specified amount is      charge (as of the date of      charge (as of the date of
                                 decreased during the      the decrease) applicable       the decrease) applicable
                                 first 15 Policy years     to that portion of the         to that portion of the
                                                           specified amount that is       specified amount that is
                                                           decreased.                     decreased.
--------------------------------------------------------------------------------------------------------------------


         The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


--------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
                                                                               AMOUNT DEDUCTED
                                    WHEN CHARGE IS                GUARANTEED                       CURRENT
            CHARGE                     DEDUCTED                     CHARGE                         CHARGE
--------------------------------------------------------------------------------------------------------------------
MONTHLY POLICY CHARGE            Monthly on the Policy          $5.00 per month               $5.00 per month
                                   date and on each
                                    Monthiversary
--------------------------------------------------------------------------------------------------------------------



----------------------------------
(5) The first 12 transfers per Policy year are free.

---------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------
                                                                                AMOUNT DEDUCTED
                                    WHEN CHARGE IS                GUARANTEED                       CURRENT
            CHARGE                     DEDUCTED                     CHARGE                         CHARGE
---------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(6)             Monthly on the Policy
(without Extra Ratings)(7)          date and on each
                                  Monthiversary until
                                  the insured reaches
                                       age 100

    -    Minimum Charge(8)                                 $.06 per $1,000 of net            $.06 per $1,000 of net
                                                          amount at risk per month          amount at risk per month

    -    Maximum Charge(9)                                $83.33 per $1,000 of net          $77.92 per $1,000 of net
                                                          amount at risk per month          amount at risk per month

    -    Initial charge for a                              $.12 per $1,000 of net            $.12 per $1,000 of net
         male insured, issue                              amount at risk per month          amount at risk per month
         age 31, in the
         ultimate select
         non-tobacco use class
---------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK               Daily           Annual rate of 0.90% for         Annual rate of 0.90% for
CHARGE                                                   Policy years 1 - 15 and          Policy years 1 - 15 and
                                                         0.60% for Policy years 16+       0.30% for Policy years 16+
                                                         of daily net assets of each      of daily net assets of each
                                                         subaccount in which you are      subaccount in which you are
                                                         invested                         invested
---------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)                On Policy        1.5% (effective annual rate)     0.75% (effective annual
                                    anniversary(11)                                       rate)
---------------------------------------------------------------------------------------------------------------------



----------------------------------
(6) Cost of insurance charges are based on each insured's issue age, gender, underwriting class, specified amount, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay. Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy. You can obtain more detailed information concerning your cost of insurance charges by contacting your agent.



(7) We may place insureds in sub-standard underwriting classes with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates of up to $83.33 monthly per $1,000 of net amount at risk.



(8) This minimum charge is based on an insured with the following characteristics: female, age 10 at issue, juvenile class and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.



(9) This maximum charge is based on an insured with the following characteristics: male, age 85 at issue, standard tobacco underwriting class and in the 15th Policy year. This maximum charge may also apply to insureds with other characteristics.



(10) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your loan account. We charge you an effective annual rate on a Policy loan of 5.5% on each Policy anniversary. We will also currently credit the amount in the loan reserve with an effective annual rate of 4.75% (4.0% minimum guaranteed).



(11) While a Policy loan is outstanding, loan interest is payable in arrears on each Policy anniversary or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the insured's death.

---------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------
                                                                                AMOUNT DEDUCTED
                                    WHEN CHARGE IS                GUARANTEED                       CURRENT
            CHARGE                     DEDUCTED                     CHARGE                         CHARGE
---------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES:
---------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit         Monthly on the Policy
Rider(12)                          date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 70

    -    Minimum Charge(13)                                $.10 per $1,000 of rider       $.10 per $1,000 of rider
                                                           face amount per month          face amount per month

    -    Maximum Charge(14)                                $.15 per $1,000 of rider       $.15 per $1,000 of rider
                                                           face amount per month          face amount per month

    -    Initial charge for a                              $.10 per $1,000 of rider       $.10 per $1,000 of rider
         male insured, issue                               face amount per month          face amount per month
         age 31
---------------------------------------------------------------------------------------------------------------------
    Disability Waiver Rider(15)   Monthly on the Policy
                                   date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 60

    -    Minimum Charge(16)                                $.03 per $1,000 of base        $0.03 per $1,000 of base
                                                           Policy specified amount per    Policy specified amount per
                                                           month                          month

    -    Maximum Charge(17)                                $0.39 per $1,000 of base       $0.39 per $1,000 of base
                                                           Policy specified amount per    Policy specified amount per
                                                           month                          month

    -    Initial charge for a                              $0.05 per $1,000 of base       $0.05 per $1,000 of base
         male insured, issue                               Policy specified amount per    Policy specified amount per
         age 31                                            month                          month
---------------------------------------------------------------------------------------------------------------------



----------------------------------
(12) Rider cost of insurance charges are based on each insured's issue age and rider face amount. The cost of insurance rates shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about this rider by contacting your agent.



(13) This minimum charge is based on an insured with the following characteristics: male, age 40 at issue and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.



(14) This maximum charge is based on an insured with the following characteristics: male, age 59 at issue and in the first Policy year. This maximum charge may also apply to insureds with other characteristics.



(15) Disability Waiver charges are based on the base insured's issue age, gender and face amount. The charges shown are for base Policy only (no riders and benefits). The addition of other riders and benefits would increase these charges. The cost of insurance rates shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these riders by contacting your agent.



(16) This minimum charge is based on an insured with the following characteristics: male, age 25 at issue. This minimum charge may also apply to insureds with other characteristics.



(17) This maximum charge is based on an insured with the following characteristics: female, age 55 at issue. This maximum charge may also apply to insureds with other characteristics.

---------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------
                                                                                AMOUNT DEDUCTED
                                    WHEN CHARGE IS                GUARANTEED                       CURRENT
            CHARGE                     DEDUCTED                     CHARGE                         CHARGE
---------------------------------------------------------------------------------------------------------------------
     Disability Waiver and       Monthly on the Policy
     Income Rider(18)              date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 60

    -    Minimum Charge(16)                                $.20 per $10 monthly rider     $.20 per $10 monthly rider
                                                           units                          units

    -    Maximum Charge(17)                                $.86 per $10 monthly rider     $.86 per $10 monthly rider
                                                           units                          units

    -    Initial charge for a                              $.24 per $10 monthly rider     $.24 per $10 monthly rider
         male insured, issue                               units                          units
         age 31
---------------------------------------------------------------------------------------------------------------------
     Children's Insurance        Monthly on the Policy     $.60 per $1,000 of rider       $.60 per $1,000 of rider
     Rider(19)                      date and on each       face amount per month          face amount per month
                                  Monthiversary until
                                  the youngest child
                                    reaches age 25
---------------------------------------------------------------------------------------------------------------------
Other Insured Rider(20)          Monthly on the Policy
(without Extra Ratings)(7)         date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 100

    -    Minimum Charge(8)                                 $.06 per $1,000 of rider       $.06 per $1,000 of rider
                                                           face amount per month          face amount per month

    -    Maximum Charge(9)                                 $83.33 per $1,000 of rider     $70.83 per $1,000 of rider
                                                           face amount per month          face amount per month

    -    Initial charge for a                              $.12 per $1,000 of rider       $.12 per $1,000 of rider
         male insured, issue                               face amount per month          face amount per month
         age 31, in the
         ultimate select
         non-tobacco use class
---------------------------------------------------------------------------------------------------------------------



----------------------------------
(18) The charge for this rider is based on the base insured's issue age, gender and number of units of monthly disability income selected.



(19) The charge for this rider is based on the rider face amount and does not vary.



(20) Rider cost of insurance charges are based on each insured's issue age, gender, underwriting class, Policy year, and the rider face amount. Cost of insurance rates generally will increase each year with the age of the insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these riders by contacting your agent.

---------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------
                                                                                AMOUNT DEDUCTED
                                    WHEN CHARGE IS                GUARANTEED                       CURRENT
            CHARGE                     DEDUCTED                     CHARGE                         CHARGE
---------------------------------------------------------------------------------------------------------------------
Primary Insured Rider(20)        Monthly on the Policy
(without Extra Ratings)(7)         date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 95

    -    Minimum Charge(8)                                 $.06 per $1,000 of rider       $.05 per $1,000 of rider
                                                           face amount per month          face amount per month

    -    Maximum Charge(21)                                $24.85 per $1,000 of rider     $20.06 per $1,000 of rider
                                                           face amount per month          face amount per month

    -    Initial charge for a                              $.12 per $1,000 of rider       $.10 per $1,000 of rider
         male insured, issue                               face amount per month          face amount per month
         age 31, in the
         ultimate select
         non-tobacco use class
---------------------------------------------------------------------------------------------------------------------
Primary Insured Plus Rider(20)   Monthly on the Policy
(without Extra Ratings)(7)         date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 90

    -    Minimum Charge                                    $.06 per $1,000 of rider       $.04 per $1,000 of rider
                                                           face amount per month(8)       face amount per month(22)

    -    Maximum Charge                                    $18.46 per $1,000 of rider     $14.91 per $1,000 of rider
                                                           face amount per month(23)      face amount per month(24)

    -    Initial charge for a                              $.12 per $1,000 of rider       $.06 per $1,000 of rider
         male insured, issue                               face amount per month          face amount per month
         age 31, in the
         ultimate select
         non-tobacco use class
---------------------------------------------------------------------------------------------------------------------
     Terminal Illness                When rider is             Discount Factor(25)             Discount Factor(25)
     Accelerated Death                  exercised
     Benefit Rider
---------------------------------------------------------------------------------------------------------------------



----------------------------------
(21) This maximum charge is based on an insured with the following characteristics: male, age 85 at issue standard tobacco underwriting class and in the 10th Policy year. This maximum charge may also apply to insureds with other characteristics.



(22) This minimum charge is based on an insured with the following characteristics: female, age 29 at issue, ultimate select non-tobacco use class and first Policy year. This minimum charge may also apply to insureds with other characteristics.



(23) This maximum charge is based on an insured with the following characteristics: male, age 85 at issue, standard tobacco use class and in the 5th Policy year. This maximum charge may also apply to insureds with other characteristics.



(24) This maximum charge is based on an insured with the following characteristics: male, age 74 at issue, standard tobacco use class and in the 16th Policy year. This maximum charge may also apply to insureds with other characteristics.



(25) We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit.

RANGE OF EXPENSES FOR THE PORTFOLIOS(1, 2)

         The next table shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     Minimum       Maximum
--------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted from
portfolio assets, including management fees, 12b-1 fees, and other expenses)                          0.41%         1.78%
--------------------------------------------------------------------------------------------------------------------------
NET ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of
fees and expenses)(3)                                                                                 0.41%         1.40%
--------------------------------------------------------------------------------------------------------------------------


(1) The portfolio expenses used to prepare this table were provided to Transamerica by the funds. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.


(2) The table showing the range of expenses for the portfolios takes into account the expenses of several Series Fund asset allocation portfolios that are "funds of funds." A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Series Fund portfolios. Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Transamerica took into account the combined actual expenses for each of the "fund of funds" and for the portfolios in which it invests, assuming a constant allocation by each "fund of funds" of its assets among the portfolios identical to its actual allocation at December 31, 2002.


(3) The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 8 portfolios that require a portfolio's investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

TRANSAMERICA, THE SEPARATE ACCOUNT, THE FIXED ACCOUNT AND THE PORTFOLIOS

TRANSAMERICA

         Transamerica Occidental Life Insurance Company located at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499 is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

THE SEPARATE ACCOUNT

         The separate account is a separate account of Transamerica, established under California law. We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

         The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

         Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

         CHANGES TO THE SEPARATE ACCOUNT. As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

         - Remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;

         - Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a subaccount at our discretion;

         - Close subaccounts to allocations of new premiums by existing or new Policyowners at any time in our discretion;

         - Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;

         - Combine the separate account with other separate accounts, and/or create new separate accounts;

         - Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law; and

         - Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.

         The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the separate account.

THE FIXED ACCOUNT

         The fixed account is part of Transamerica's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over the investment of the fixed account's assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 3.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

         Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 3.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 3.0%.

         We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

         New Jersey: The fixed account is NOT available to you if your Policy was issued in the State of New Jersey. You may not direct or transfer any premium payments or cash value to the fixed account. The fixed account is used solely for Policy loans.

         THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

THE PORTFOLIOS

         The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

         Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio.

Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

         Each portfolio's investment objective(s) and policies are summarized below. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

         YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF RISKS, IN THE FUND PROSPECTUSES. YOU MAY OBTAIN A FREE COPY OF THE FUND PROSPECTUSES BY CONTACTING US AT 1-800-322-7164. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY.


                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------
MUNDER NET50                                                  MUNDER CAPITAL MANAGEMENT
                                                              Seeks long-term capital appreciation.

VAN KAMPEN EMERGING GROWTH                                    VAN KAMPEN ASSET MANAGEMENT INC.
                                                              Seeks capital appreciation.

T. ROWE PRICE SMALL CAP                                       T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks long-term growth of capital by
                                                              investing primarily in common stocks of
                                                              small growth companies.

PBHG MID CAP GROWTH                                           PILGRIM BAXTER & ASSOCIATES, LTD.
                                                              Seeks capital appreciation.

ALGER AGGRESSIVE GROWTH                                       FRED ALGER MANAGEMENT, INC.
                                                              Seeks long-term capital appreciation.

THIRD AVENUE VALUE                                            THIRD AVENUE MANAGEMENT LLC
                                                              Seeks long-term capital appreciation.

AMERICAN CENTURY INTERNATIONAL                                AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
                                                              Seeks capital growth.

GREAT COMPANIES--GLOBAL(2)                                    GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital in a
                                                              manner consistent with the preservation of capital.

GREAT COMPANIES--TECHNOLOGY(SM)                               GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

JANUS GROWTH                                                  JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks growth of capital.

MARSICO GROWTH*                                               BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                              Seeks long-term growth of capital.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------
GE U.S. EQUITY                                                GE ASSET MANAGEMENT INCORPORATED
                                                              Seeks long-term growth of capital.

GREAT COMPANIES--AMERICA(SM)                                  GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

SALOMON ALL CAP                                               SALOMON BROTHERS ASSET MANAGEMENT INC
                                                              Seeks capital appreciation.

DREYFUS MID CAP                                               THE DREYFUS CORPORATION
                                                              Seeks total investment returns (including
                                                              capital appreciation and income), which
                                                              consistently outperform the S&P Mid Cap 400 Index.

PBHG/NWQ VALUE SELECT                                         NWQ INVESTMENT MANAGEMENT COMPANY, LLC
                                                              AND PILGRIM BAXTER & ASSOCIATES, LTD.
                                                              Seeks to achieve maximum, consistent
                                                              total return with minimum risk to principal.

T. ROWE PRICE EQUITY INCOME                                   T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks to provide substantial dividend income
                                                              as well as long-term growth of capital by
                                                              primarily investing in the dividend-paying
                                                              common stocks of established companies.

TRANSAMERICA VALUE BALANCED                                   TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks preservation of capital and
                                                              competitive investment returns.

LKCM STRATEGIC TOTAL RETURN                                   LUTHER KING CAPITAL MANAGEMENT CORPORATION
                                                              Seeks preservation of capital and long-term growth.

CLARION REAL ESTATE SECURITIES                                ING CLARION REAL ESTATE SECURITIES
                                                              Seeks long-term total return from investments
                                                              primarily in equity securities of real estate
                                                              companies. Total return will consist of realized
                                                              and unrealized capital gains and losses plus income.

FEDERATED GROWTH & INCOME                                     FEDERATED INVESTMENT COUNSELING
                                                              Seeks total return by investing in securities
                                                              that have defensive characteristics.

JANUS BALANCED                                                JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks long-term capital growth, consistent
                                                              with preservation of capital and balanced
                                                              by current income.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------
AEGON BOND                                                    BANC ONE INVESTMENT ADVISORS CORP.
                                                              Seeks the highest possible current income
                                                              within the confines of the primary goal of
                                                              insuring the protection of capital.

TRANSAMERICA MONEY MARKET                                     TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to provide maximum current income
                                                              consistent with preservation of principal and
                                                              maintenance of liquidity.

ASSET ALLOCATION - CONSERVATIVE PORTFOLIO**                   AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks current income and preservation of capital.

ASSET ALLOCATION - MODERATE PORTFOLIO**                       AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation.

ASSET ALLOCATION - MODERATE GROWTH                            AEGON/TRANSAMERICA FUND ADVISERS, INC.
PORTFOLIO**                                                   Seeks capital appreciation.

ASSET ALLOCATION - GROWTH PORTFOLIO**                         AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation and current income.

TRANSAMERICA CONVERTIBLE SECURITIES                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks maximum total return through a combination
                                                              of current income and capital appreciation.

PIMCO TOTAL RETURN                                            PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC
                                                              Seeks maximum total return consistent with
                                                              preservation of capital and prudent investment
                                                              management.

TRANSAMERICA EQUITY                                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

TRANSAMERICA GROWTH OPPORTUNITIES                             TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

TRANSAMERICA U.S. GOVERNMENT                                  TRANSAMERICA INVESTMENT MANAGEMENT, LLC
SECURITIES                                                    Seeks to provide as high a level of total return as
                                                              is consistent with prudent investment strategies
                                                              by investing under normal conditions at least 80% of
                                                              its assets in U.S. government debt obligations and
                                                              mortgage-backed  securities  issued or  guaranteed by the
                                                              U.S. government, its agencies or government-sponsored entities.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------
J.P. MORGAN ENHANCED INDEX                                    J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                              Seeks to earn a total  return  modestly  in excess of the
                                                              total return performance of the S&P 500 Index
                                                              (including the reinvestment of dividends) while
                                                              maintaining a volatility of return similar to the
                                                              S&P 500 Index.

CAPITAL GUARDIAN VALUE                                        CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital and
                                                              income through investments in a portfolio comprised
                                                              primarily of equity securities of U.S. issuers and
                                                              securities whose principal markets are in the U.S.
                                                              (including American Depositary Receipts) and
                                                              other U.S. registered foreign securities.

CAPITAL GUARDIAN U.S. EQUITY                                  CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital.

VIP EQUITY-INCOME PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks reasonable income.

VIP CONTRAFUND(R) PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks long-term capital appreciation.

VIP GROWTH OPPORTUNITIES PORTFOLIO                            FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks to provide capital growth.

----------------------------------
* Prior to November 1, 2002, this portfolio was sub-advised by Goldman Sachs Asset Management.

** Each asset allocation portfolio invests in a combination of underlying Series Fund portfolios.

         AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliated of Transamerica, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund's Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectuses for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

         Fidelity Management & Research Company ("FMR"), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the VIP Funds and manages the VIP Funds in accordance with policies and guidelines established by the VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

         Morningstar Associates, LLC ("Morningstar"), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a "consultant" to AEGON/Transamerica Advisers for investment model creation and maintenance to the Asset Allocation - Conservative Portfolio, Asset Allocation - Moderate Portfolio, Asset Allocation
- Moderate Growth Portfolio and Asset Allocation - Growth Portfolio of the Series Fund. Morningstar will be paid an annual fee for its services. See the Series Fund prospectuses for more information regarding Morningstar.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

         Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law.

         Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

         If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

CHARGES AND DEDUCTIONS


         This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.


SERVICES AND BENEFITS WE PROVIDE                     -        the death benefit, cash and loan benefits;
UNDER THE POLICY:                                    -        investment options, including premium allocations;
                                                     -        administration of elective options; and
                                                     -        the distribution of reports to owners.
COSTS AND EXPENSES WE INCUR:                         -        costs associated with processing and underwriting
                                                              applications;
                                                     -        expenses of issuing and administering the Policy
                                                              (including any Policy riders);
                                                     -        overhead and other expenses for providing services
                                                              and benefits and sales and marketing expenses,
                                                              including compensation paid in connection with the
                                                              sale of the Policies; and
                                                     -        other costs of doing business, such as collecting
                                                              premiums, maintaining records, processing claims,
                                                              effecting transactions, and paying federal, state
                                                              and local premium and other taxes and fees.

RISKS WE ASSUME:                                     -        that the charges we may deduct may be insufficient
                                                              to meet our actual claims because insureds die
                                                              sooner than we estimate; and
                                                     -        that the costs of  providing the services and
                                                              benefits under the Policies may exceed the charges
                                                              we are allowed to deduct.

         Some or all the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

PREMIUM CHARGES

         We deduct no charges from premium payments before allocating the premiums to the separate account and the fixed account according to your instructions.

MONTHLY DEDUCTION

         We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge from each subaccount and the fixed account in accordance with the current premium allocation instructions. If the value of any account is insufficient to pay that account's portion of the monthly deduction, we will take the monthly deduction on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

THE MONTHLY DEDUCTION IS                             -        the monthly Policy charge; PLUS
EQUAL TO:                                            -        the monthly cost of insurance charge for the Policy; PLUS
                                                     -        the monthly charge for any benefits provided by riders
                                                              attached to the Policy; PLUS
                                                     -        the pro rata decrease charge (if applicable) incurred as
                                                              a result of a decrease in the specified amount.

                                                     MONTHLY POLICY CHARGE:

                                                     -        This charge equals $5.00 each Policy month.
                                                     -        We will not increase this charge.
                                                     -        We may waive this charge at issue on additional
                                                              policies (not on the original Policy) purchased naming
                                                              the same owner and insured.
                                                     -        This charge is used to cover aggregate Policy expenses.

                                                     COST OF INSURANCE CHARGE:

                                                     -        We deduct this charge each month. It varies each month
                                                              and is determined as follows:

                                                              1.       divide  the  death  benefit  on  the
                                                                       Monthiversary  by 1.0024663  (this  factor
                                                                       reduces  the net  amount at risk,  for purposes
                                                                       of  computing  the cost of  insurance,  by
                                                                       taking into account assumed monthly earnings at
                                                                       an annual rate of 3.0%);
                                                              2.       subtract the cash value on the Monthiversary;
                                                              3.       multiply the appropriate monthly cost of
                                                                       insurance rate for the Policy.

                                                     OPTIONAL INSURANCE RIDERS:

                                                     -        The monthly deduction will include charges for any
                                                              optional insurance benefits you add to your Policy
                                                              by rider.


         To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the insured's attained age, gender, underwriting class, and the length of time that the Policy has been in force. For Policies with a specified amount of $250,000 or more, we generally charge a lower rate. The factors that affect the net amount at risk include investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time. The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables ("1980 C.S.O. Tables") and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. Tables.


         We may issue certain Policies on a simplified or expedited basis. Cost of insurance rates charged for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your Policy's cash value in each subaccount to compensate us for aggregate Policy expenses and mortality and expense costs we assume. This charge is equal to:

         -        your Policy's cash value in each subaccount multiplied by

         - the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

         The annual rate is equal to 0.90% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.60% after the first 15 Policy years. We intend to reduce this charge to 0.30% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year.

         The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

         If this charge combined with other Policy charges, does not cover our total actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution and other costs.

SURRENDER CHARGE

         If you surrender your Policy completely during the first 15 years, we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you. There is no surrender charge if you wait until the end of the 15th Policy anniversary to surrender your Policy. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

         THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD EVALUATE THIS CHARGE CAREFULLY BEFORE YOU CONSIDER A SURRENDER. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

         - you pay premiums equal to or not much higher than the minimum no lapse premium shown in your Policy; and/or

         -        investment performance is too low.

THE SURRENDER CHARGE IS          -    the ISSUE CHARGE plus the SURRENDER CHARGE
EQUAL TO:                             BASE; MULTIPLIED BY
                                 -    the SURRENDER CHARGE FACTOR.

         The ISSUE CHARGE is $5.00 MULTIPLIED BY each $1,000 of the initial specified amount stated in your Policy. This charge helps us recover the underwriting, processing and start-up expenses that we incur in connection with the Policy and the separate account.

         The SURRENDER CHARGE base equals:

  - the total premiums paid up to the surrender charge base premium shown in your Policy; PLUS

  - the total premiums paid in excess of the surrender charge base premium, MULTIPLIED BY the following percentage (which varies by the insured's issue age):

ISSUE AGE RANGE             PERCENTAGE
      0-55                    8.00%
     56-60                    6.00%
     61-65                    4.00%
     66-70                    3.00%
     71-75                    2.00%
     76-80                    1.50%
     81-85                    1.00%

         To determine the SURRENDER CHARGE, we apply the SURRENDER CHARGE FACTOR to the sum of the ISSUE CHARGE plus the SURRENDER CHARGE BASE. The SURRENDER CHARGE FACTOR varies with the insured's issue age and the number of years the Policy has been in force. For male insureds ages 0-65, and for female insureds ages 0-70, the surrender charge factor is equal to 1.00 during Policy years 1-10. It then decreases by 0.20 each year until the 15th Policy year when it is zero. For insureds with older issue ages, the factor is less than 1.00 at the end of the 10th Policy year and decreases to zero at the end of the 15th Policy year.

                            SURRENDER CHARGE FACTORS
                              MALES ISSUE AGES 0-65
                             FEMALES ISSUE AGES 0-70

END OF POLICY YEAR*                                                                       FACTOR
At Issue                                                                                   1.00
1-10                                                                                       1.00
11                                                                                          .80
12                                                                                          .60
13                                                                                          .40
14                                                                                          .20
15                                                                                            0
16+                                                                                           0

* The factor on any date other than a Policy anniversary will be determined proportionately using the factor at the end of the Policy year prior to surrender and the factor at the end of the Policy year of surrender.

         Applying the surrender charge factor to the total of the issue charge and the surrender charge base for any surrender during the 11th through the 15th Policy years will often result in a reduced surrender charge. If you surrender your Policy after the 15th Policy year, there are no issue or sales charges due. We always determine the surrender charge factor from the Policy date to the surrender date, regardless of whether there were any prior lapses and reinstatements.

- SURRENDER CHARGE EXAMPLE 1: Assume a male insured purchases the Policy at issue age 35 for $250,000 of specified amount, paying $3,000 per year for four years ($12,000), and then surrenders the Policy. The surrender charge base is $667.50 (250 units at $2.67). The surrender charge would then be calculated as follows:

        (a)       ISSUE CHARGE: [250 x $5.00] (units per thousand of specified amount x
                  $5.00)                                                                      =   $1,250.00

        (b)       SURRENDER CHARGE BASE PREMIUM:                                              =   $  667.50

        (c)       EXCESS OVER SURRENDER CHARGE BASE PREMIUM:
                  8.0% of premiums paid in excess of surrender charge base premium
                  ($12,000 - $667.50) x 8.0%                                                  =   $  906.60

        (d)       APPLICABLE SURRENDER CHARGE FACTOR:
                  (a + b + c) x 1.00
                  ($1,250,000 + $667.50 + $906.60) x 1.00                                     =   $2,824.10
                                                                                                  =========

- SURRENDER CHARGE EXAMPLE 2: Assume the same facts as in Example 1, including continued premium payments of $3,000 per year, EXCEPT the owner surrenders the Policy on the 14th Policy anniversary. The surrender charge would then be calculated as follows:

        (a)       ISSUE CHARGE: [250 x $5.00] (units per thousand of specified amount x
                  $5.00)                                                                      =   $1,250.00
        (b)       SURRENDER CHARGE BASE PREMIUM:                                              =   $  667.50

        (c)       EXCESS OVER SURRENDER CHARGE BASE PREMIUM:
                  8.0% of premiums paid in excess of surrender charge base premium
                  ($42,000 - $667.50) x 8.0%                                                  =   $3,306.60
        (d)       APPLICABLE SURRENDER CHARGE FACTOR:
                  (a + b + c) x .20
                  ($1,250,000 + $667.50 + $3,306.60) x .20                                    =   $1,044.82
                                                                                                  =========

There will be no surrender charge if the owner waits until the 15th Policy anniversary to surrender the Policy.

PRO RATA DECREASE CHARGE

         If you decrease the specified amount during the first 15 Policy years we will deduct a pro rata decrease charge from your cash value. We will determine the pro rata decrease charge by:

                  - calculating the surrender charge that would apply if the Policy was being surrendered; then MULTIPLY it by

                  - the ratio of the specified amount decrease you requested to the initial specified amount of your Policy.

THE PRO RATA DECREASE CHARGE IS EQUAL TO:           -         the specified amount decrease that
                                                              you request; DIVIDED BY
                                                    -         the full specified amount on the
                                                              Policy date; MULTIPLIED BY
                                                    -         the surrender charge as of the date
                                                              of the decrease based on the
                                                              specified amount on the Policy date.

         We will not deduct the pro rata decrease charge from the cash value when a specified amount decrease results from:

         -        a change in the death benefit option; or

         -        a cash withdrawal (when you select death benefit Option A).

         If a pro rata decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

         We will determine the pro rata decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the pro rata decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

TRANSFER CHARGE

         - We currently allow you to make 12 transfers each year free from charge.

         -        We charge $10 for each additional transfer.

         - For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.

         - We deduct the transfer charge from the amount being transferred.

         - Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.

         - Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.

         -        We will not increase this charge.

CHANGE IN NET PREMIUM ALLOCATION CHARGE

         We currently do not charge you if you change your net premium allocation. However, in the future we may decide to charge you $25 if you make more than one change every three months in your allocation schedule. We will notify you if we decide to impose this charge.

CASH WITHDRAWAL CHARGE

         - After the first Policy year, you may take one cash withdrawal per Policy year.

         - When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.

         - We deduct this amount from the withdrawal, and we pay you the balance.

         -        We will not increase this charge.

TAXES

         We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

LOAN INTEREST CHARGE





         We charge you an effective annual interest rate on a Policy loan of 5.50% on each Policy anniversary. We also currently credit the amount in the loan reserve with an effective annual interest rate of 4.75% (4.0% guaranteed minimum). After offsetting the 4.75% interest we credit, the net cost of loans currently is 0.75% annually (1.50% maximum guaranteed). After the 10th Policy year, you may receive preferred loan credited rates on an amount equal to the cash value MINUS any outstanding loan premiums paid (less any cash withdrawals) and MINUS any outstanding loan amount including accrued loan interest. The current preferred loan interest rate credited is 5.50% effective annually and is not guaranteed.


PORTFOLIO EXPENSES


         The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. See the fund prospectuses.


         Our affiliate, AFSG Securities Corporation ("AFSG"), the principal underwriter for the Policies, will receive the 12b-1 fees deducted from the VIP Funds portfolio assets for providing shareholder support services to the VIP Funds portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

THE POLICY

OWNERSHIP RIGHTS

         The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

         -        to designate or change beneficiaries;

         -        to receive amounts payable before the death of the insured;

         - to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

         -        to change the owner of this Policy; and

         -        to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date we receive it, subject to payment or other action taken by us before it was received.

MODIFYING THE POLICY

         Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary. NO AGENT MAY BIND US BY MAKING ANY PROMISE NOT CONTAINED IN THIS POLICY.

Upon notice to you, we may modify the Policy:

         - to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or

         - to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life policies; or

         -        to reflect a change in the operation of the separate account;
                  or

         - to provide additional subaccounts and/or fixed account options.

PURCHASING A POLICY

         To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG, the principal underwriter for the Policy, and us.

         You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for a Policy for all issue ages is generally $100,000. If your specified amount is $250,000 or more, than you may not decrease your specified amount below $250,000.

         We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

         -        the date of your application; or

         - the date the insured completes all of the medical tests and examinations that we require.

TAX-FREE "SECTION 1035" EXCHANGES

         You can generally exchange one life insurance policy for another covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

WHEN INSURANCE COVERAGE TAKES EFFECT





         Insurance coverage under the Policy will take effect only if all of the following conditions have been met: (1) the first full premium must be received by the Company; (2) during the lifetime of any proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or (2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.



         Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.



THE AGGREGATE AMOUNT OF CONDITIONAL                  -      the amounts applied for under all conditional
INSURANCE COVERAGE, IF ANY, IS THE LESSER OF:               receipts issued by us; or
                                                     -      $500,000 of life insurance.

SUBJECT TO THE CONDITIONS AND LIMITATIONS            -      the date of application;
OF THE CONDITIONAL RECEIPT, CONDITIONAL              -      the date of the last medical examination, test,
INSURANCE UNDER THE TERMS OF THE POLICY                     and other screenings required by us, if any (the
APPLIED FOR MAY BECOME EFFECTIVE AS OF                      "Effective Date"). Such conditional insurance
THE LATER OF:                                               will take effect as of the Effective Date, so long
                                                            as all of the following requirements are met:
                                                            1.  Each person proposed to be insured is found to have
                                                                been insurable as of the Effective Date, exactly as
                                                                applied for in accordance with our underwriting rules
                                                                and standards, without any modifications as to plan,
                                                                amount, or premium rate;
                                                            2.  As of the Effective Date, all statements and answers
                                                                given in the application must be true;
                                                            3.  The payment made with the application must not be less than the full initial premium for the mode of payment
                                                                chosen in the application and must be received at our
                                                                office within the lifetime of the proposed insured;
                                                            4.  All medical examinations, tests, and other screenings
                                                                required of the proposed insured by us are completed
                                                                and the results received at our office within 60 days
                                                                of the date the application was completed; and
                                                            5.  All parts of the application, any supplemental application,

                                                                questionnaires, addendum and/or amendment
                                                                to the application are signed and received at our office.

ANY CONDITIONAL LIFE INSURANCE COVERAGE              a.     60 days from the date the application was
TERMINATES ON THE EARLIEST OF:                              signed;
                                                     b.     the date we either mail notice to the applicant of the rejection of the  application  and/or mail a refund of any amounts paid with the application;
                                                     c.     when the insurance applied for goes into effect under the terms of the Policy applied for; or
                                                     d.     the date we offer to provide insurance on terms that differ from the insurance for which you have applied.

SPECIAL LIMITATIONS OF THE CONDITIONAL               -      the conditional receipt is not valid unless:
RECEIPT:                                                      -        all blanks in the conditional receipt are completed; and
                                                              -        the Receipt is signed by an agent or authorized Company
                                                                       representative.

OTHER LIMITATIONS:                                   -      There is no conditional receipt coverage for riders or any additional benefits, if any, for which you may have applied.

                                                     -      If one or more of the Receipt's conditions have not been met exactly, or if a proposed insured dies by suicide, we will not be liable except to return any payment made with the application.

                                                     -      If we do not approve and accept the application within 60 days of the date you signed the application, the application will be deemed to be rejected by us and there will be no conditional insurance coverage. In that case, Transamerica's liability will be limited to returning any payment(s) you have made upon return of this Receipt to us.


         Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts you selected on your application, provided you live in a state that does not require a refund of full premium during the free-look period. If your state requires us to return the full premium in the event you exercise your free-look right, we will place your net premium in the reallocation account until the reallocation date. While held in the reallocation account, premium(s) will be credited with interest at the current fixed account rate.

         On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our administrative office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading.

POLICY FEATURES

PREMIUMS

ALLOCATING PREMIUMS

         You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:

         -        allocation percentages must be in whole numbers;

         - if you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $100 monthly;

         - if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000; and

         - unless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value following the allocation would exceed $500,000.

         Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-322-7164 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes or to charge $25 for each change in excess of one per Policy year quarter.

         Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. YOU BEAR THE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

         You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

         Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free-look right, we will allocate the initial net premium on the Policy date to the reallocation account as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the Policy date, plus the number of days in your state's free-look period, plus five days. Please contact your agent for details concerning the free-look period for your state.

         On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If you requested dollar cost averaging, on the reallocation date we will reallocate the cash value either to the fixed account, the TOLIC Transamerica Money Market subaccount or the TOLIC AEGON Bond subaccount (depending on which account you selected on your application).

         For states that do not require a full refund of the initial premium, the reallocation date is the same as the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.

PREMIUM FLEXIBILITY

         You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum no lapse premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum no lapse premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum no lapse premium.

PLANNED PERIODIC PAYMENTS

         You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

         Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).

MINIMUM NO LAPSE PREMIUM

         The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum no lapse premium.

         Until the no lapse date (that is, until the end of the third Policy year), shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, and MINUS any pro rata decrease charge) that equal or exceed the sum of the minimum no lapse premiums times the number of months from the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

         The initial minimum no lapse premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, rate class of the insured, and the specified amount requested. We will adjust the minimum no lapse premium if you change death benefit options, decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum no lapse premium.

         AFTER THE THIRD POLICY YEAR (THAT IS, AFTER THE NO LAPSE PERIOD), PAYING THE CURRENT MINIMUM NO LAPSE PREMIUM EACH MONTH WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. YOU MAY NEED TO PAY ADDITIONAL PREMIUMS TO KEEP THE POLICY IN FORCE.

NO LAPSE PERIOD

         Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

         - the total amount of the premiums you paid (MINUS any cash withdrawals, MINUS any outstanding loan amount, and MINUS any pro rata decrease charge) equals or exceeds:

                  - the sum of the monthly minimum no lapse premium in effect for each month from the Policy date up to and including the current month.

PREMIUM LIMITATIONS

         Premium payments must be at least $50 ($1,000 if by wire). We may return premiums less than $50. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

MAKING PREMIUM PAYMENTS

         We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments. We will accept premium payments by wire transfer.

         If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

                   All First Bank of Baltimore
                   ABA #052000113
                   For credit to: Transamerica Occidental Life Insurance Company Account #: 89573171
                   Policyowner's Name:
                   Policy Number:
                   Attention: Life Accounting

         Tax-Free Exchanges ("1035 Exchanges"). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

         Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of receipt at our administrative office of the proceeds from the 1035 Exchange before we finalize your Policy's specified amount.

TRANSFERS

GENERAL

         You or your agent/registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our administrative office. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

         - You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).

         - Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value following the transfer would exceed $500,000.

         - You may request transfers in writing (in a form we accept), by fax, by telephone to our administrative office or electronically through our website.

         -        There is no minimum amount that must be transferred.

         - There is no minimum amount that must remain in a subaccount after a transfer.

         - We deduct a $10 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.

         - We consider all transfers made in any one day to be a single transfer.

         - Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the reallocation date, transfers from the fixed account and transfers via the Internet are not treated as transfers for the purpose of the transfer charge.

         - Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.

         COSTS AND MARKET TIMING/FREQUENT TRANSFERS. Professional market timing organizations and some Policy owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Policy owners, including the long-term Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

         The transfer privilege under the Policy is not intended to serve as a vehicle for short-term or frequent transfers. The Policy does not permit market timing/frequent transfers. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.


         DO NOT INVEST WITH US IF YOU INTEND TO CONDUCT MARKET TIMING/FREQUENT TRANSFER ACTIVITY. IF YOU DO, WE WILL IMMEDIATELY NOTIFY YOU AND YOUR AGENT IN WRITING THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE PERMANENT LOSS OF ELECTRONIC TRANSFER PRIVILEGES. We consider transfers by telephone, fax, overnight mail or Internet to be "electronic" transfers.


         We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

         Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at 1-800-322-7164 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time, or fax your instructions to 727-299-1648.

         Please note the following regarding telephone or fax transfers:

         - We will employ reasonable procedures to confirm that telephone instructions are genuine.

         - If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

         - If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

         - Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

         -        We may also require written confirmation of your order.

         - If you do not want the ability to make telephone transfers, you should notify us in writing at our administrative office.

         - Telephone or fax orders must be received at our administrative office before 4:00 p.m. Eastern time to assure same-day pricing of the transaction.

         - WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF FAXED TO A NUMBER OTHER THAN 727-299-1648.

         - We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

         We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

         Online transactions may not always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your agent's or Transamerica's, can experience outages or for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number (PIN) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.

         We will process any transfer order we receive at our administrative office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

FIXED ACCOUNT TRANSFERS

         You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The maximum amount you may transfer is limited to the greater of:

         - 25% of the amount in the fixed account (currently we allow up to 50% of your value, but the 50% limit is not guaranteed); or

         - the amount you transferred from the fixed account in the immediately prior Policy year.

         New Jersey: If your Policy was issued in the State of New Jersey, the fixed account is NOT available to you. You may not direct or transfer any money to the fixed account.

CONVERSION RIGHTS

         If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing to our administrative office.

DOLLAR COST AVERAGING

         Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

         Under dollar cost averaging, we automatically transfer a set dollar amount from the TOLIC Transamerica Money Market subaccount, the TOLIC AEGON Bond subaccount or the fixed account to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request at our administrative office, provided that we receive the form by the 25th day of the month.

TO START DOLLAR COST AVERAGING:           -   you must submit a completed form to us at our administrative office requesting dollar cost averaging;
                                          -   you must have at least $5,000 in each account from which we will make transfers;
                                          -   your total transfers each month under dollar cost averaging must be at least $100; and

                                          -   each month, you may not transfer more than one-tenth of the amount that was in your fixed account at the beginning of dollar cost averaging.

         You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

DOLLAR COST AVERAGING WILL TERMINATE IF:  -   we receive your request to cancel your participation;
                                          -   the value in the accounts from which we make the transfers is depleted;
                                          -   you elect to participate in the asset rebalancing program; OR
                                          -   you elect to participate in any asset allocation services provided by a third party.

         We may modify, suspend, or discontinue dollar cost averaging at any time.

ASSET REBALANCING PROGRAM

         We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

         You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form at our administrative office, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

TO START ASSET REBALANCING:               -   you must submit a completed asset rebalancing request form to us at our administrative office before the maturity date; and
                                          -   you must have a minimum cash value of $5,000 or make a
                                              $5,000 initial premium payment.

         There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.

ASSET REBALANCING WILL CEASE IF:          -   you elect to participate in the dollar cost averaging program;
                                          -   we receive your request to discontinue participation at our administrative office;
                                          -   you make any transfer to or from any subaccount other than under a scheduled rebalancing; or
                                          -   you elect to participate in any asset allocation services provided by a third party.

         You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

THIRD PARTY ASSET ALLOCATION SERVICES

         We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Transamerica agents for the sale of Policies. Transamerica does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Transamerica for the sale of Policies. Transamerica therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Transamerica does not currently charge you any additional fees for providing these support services. Transamerica reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

POLICY VALUES

CASH VALUE

         - Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

         - Serves as the starting point for calculating values under a Policy.

         - Equals the sum of all values in each subaccount and the fixed account.

         -        Is determined on the Policy date and on each valuation date.

         - Has no guaranteed minimum amount and may be more or less than premiums paid.

         - Includes any amounts held in the fixed account to secure any outstanding Policy loan.

NET SURRENDER VALUE

         The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our administrative office.

NET SURRENDER VALUE ON ANY VALUATION      -   the cash value as of such date; MINUS
DATE EQUALS:                              -   any surrender charge as of such date; MINUS
                                          -   any outstanding Policy loan amount(s); MINUS
                                          -   any interest you owe on any Policy loan(s).

SUBACCOUNT VALUE

         Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

THE NUMBER OF UNITS IN ANY SUBACCOUNT     -   the initial units purchased at unit value on the reallocation date;
ON ANY VALUATION DATE EQUALS:                 PLUS
                                          -   units purchased with additional net premium(s); PLUS
                                          -   units purchased via transfers from another subaccount or the fixed account; MINUS
                                          -   units redeemed to pay for monthly deductions; MINUS
                                          -   units redeemed to pay for cash withdrawals; MINUS
                                          -   units redeemed as part of a transfer to another subaccount or the fixed account; MINUS
                                          -   units redeemed to pay pro rata decrease charge and transfer charges.

         Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium allocation, transfer request or cash withdrawal request is received at our administrative office.

SUBACCOUNT UNIT VALUE

         The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY                     -   the total value of the portfolio shares held in the subaccount,
SUBACCOUNT AT THE END OF A                    determined by multiplying the number of portfolio shares
VALUATION PERIOD IS                           owned by the subaccount by the portfolio's net asset value
CALCULATED AS:                                per share determined at the end of the valuation period; MINUS
                                          -   deduction for the daily mortality and expense risk charge;
                                              MINUS
                                          -   the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; AND THE RESULT DIVIDED
                                              BY
                                          -   the number of outstanding units in the subaccount.

         The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

FIXED ACCOUNT VALUE

         On the reallocation date, the fixed account value is equal to the cash value allocated to the fixed.

THE FIXED ACCOUNT VALUE AT THE END OF     -   the sum of net premium(s) allocated to the fixed account;
ANY VALUATION PERIOD IS EQUAL TO:             PLUS
                                          -   any amounts transferred from a subaccount to the fixed account;
                                              PLUS
                                          -   total interest credited to the fixed account; MINUS
                                          -   amounts charged to pay for monthly deductions; MINUS
                                          -   amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals; MINUS
                                          -   amounts transferred from the fixed account to a subaccount;
                                              MINUS
                                          -   amounts withdrawn from the fixed account to pay any pro rata decrease charge incurred due to a decrease in specified amount.

         New Jersey: For Policies issued in the State of New Jersey, the fixed account value at the end of any valuation period is equal to:

                  - any amounts transferred from a subaccount to the fixed account to establish a loan reserve; PLUS

                  -   total interest credited to the fixed account.

DEATH BENEFIT

DEATH BENEFIT PROCEEDS

         As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

DEATH BENEFIT PROCEEDS EQUAL:             -   the death benefit (described below); MINUS
                                          -   any monthly deductions due during the grace period (if
                                              applicable); PLUS
                                          -   any additional insurance in force provided by rider; MINUS
                                          -   any single-sum benefits paid under the living benefit rider;
                                              MINUS
                                          -   any outstanding loan amount; MINUS
                                          -   any interest you owe on Policy loan(s).

         If all or a part of the death benefit proceeds are paid in one sum, we will pay interest on this sum as required by applicable state law from the date we receive due proof of the insured's death to the date we make payment.

         We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender.

DEATH BENEFIT

         The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the two death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

DEATH BENEFIT OPTION A                    -   the current specified amount; OR
EQUALS THE GREATER OF:                    -   a specified percentage called the "limitation percentage,"
                                              MULTIPLIED BY
                                          -   the cash value on the insured's date of death.

         Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

         The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

ATTAINED AGE                                     LIMITATION PERCENTAGE
40 and under                                             250%
  41 to 45                       250% of cash value minus 7% for each age over age 40
  46 to 50                       215% of cash value minus 6% for each age over age 45
  51 to 55                       185% of cash value minus 7% for each age over age 50
  56 to 60                       150% of cash value minus 4% for each age over age 55
  61 to 65                       130% of cash value minus 2% for each age over age 60

  66 to 70                       120% of cash value minus 1% for each age over age 65
  71 to 75                       115% of cash value minus 2% for each age over age 70
  76 to 90                                               105%
  91 to 95                       105% of cash value minus 1% for each age over age 90
96 and older                                             100%

         If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

         Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $500,000 specified amount will generally pay $500,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $200,000, the death benefit will exceed the $500,000 specified amount. Each additional dollar added to the cash value above $200,000 will increase the death benefit by $2.50.

         Similarly, so long as the cash value exceeds $200,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

DEATH BENEFIT OPTION B                    -   the current specified amount; PLUS
EQUALS THE GREATER OF:                        -    the cash value on the insured's date of death; OR
                                          -   the limitation percentage, MULTIPLIED BY
                                              -    the cash value on the insured's date of death.

         Under Option B, the death benefit always varies as the cash value varies.

         Option B Illustration. Assume that the insured's attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $500,000 will generally pay a death benefit of $500,000 plus cash value. Thus, a Policy with a cash value of $100,000 will have a death benefit of $600,000 ($500,000 + $100,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $333,333, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $333,333 will increase the death benefit by $2.50.

         Similarly, any time cash value exceeds $333,333, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

EFFECT OF CASH WITHDRAWALS ON THE DEATH BENEFIT

         If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

CHOOSING DEATH BENEFIT OPTIONS

         You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

         If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

         You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit.

CHANGING THE DEATH BENEFIT OPTION

         After the third Policy year, you may change your death benefit option once each Policy year if you have not decreased the specified amount that year. We will notify you of the new specified amount.

         - You must send your written request to our administrative office.

         - The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.

         - You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.

         - There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

         If you change your death benefit option from Option B to Option A, we will make the specified amount after the change equal to the specified amount prior to the change, plus your Policy's cash value on the effective date of the change. If you change your death benefit option from Option A to Option B, we will make the specified amount after the change equal to the specified amount prior to the change, minus the cash value on the effective date of the change. We will notify you of the new specified amount.

DECREASING THE SPECIFIED AMOUNT

         After the Policy has been in force for three years, you may decrease the specified amount once each Policy year if you have not changed the death benefit option that year. A decrease in the specified amount will affect your cost of insurance charge and your minimum no lapse premium, and may have adverse federal tax consequences. You should consult a tax advisor before decreasing your Policy's specified amount.

CONDITIONS FOR DECREASING                 -   you must send your written request to our administrative office;
THE SPECIFIED AMOUNT:                     -   you may not change your death benefit option or in the same
                                              Policy year that you decrease your specified amount;
                                          -   you may not decrease your specified amount lower than the
                                              minimum specified amount shown on your Policy schedule
                                              page (generally $100,000). However, if your initial specified amount is $250,000 or more, you may not reduce the specified amount below $250,000;
                                          -   you may not decrease your specified amount if it would
                                              disqualify your Policy as life insurance under the Internal
                                              Revenue Code;
                                          -   we may limit the amount of the decrease to no more than 20%
                                              of the specified amount;
                                          -   a decrease in specified amount will take effect on the
                                              Monthiversary on or after we receive your written request; and
                                          -   we will assess a pro rata decrease charge against the cash value if you request a decrease in your specified amount within the first 15 Policy years.

NO INCREASES IN THE SPECIFIED AMOUNT

         We do not allow increases in the specified amount. If you want additional insurance, you may purchase a term rider (PIR or PIR Plus) or purchase an additional policy(ies) naming the same owner. We may waive the Policy charge at issue on these additional policies.

PAYMENT OPTIONS

         There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum.

SURRENDERS AND CASH WITHDRAWALS

SURRENDERS


         You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our administrative office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years. Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations.


CASH WITHDRAWALS

         After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.


CASH WITHDRAWAL CONDITIONS:               -   You must send your written cash withdrawal request with an original signature to our administrative office.
                                          -   We only allow one cash withdrawal
                                              per Policy year.
                                          -   We may limit the amount you can withdraw to at least $500, and to no more than 10% of the net surrender value. We
                                              currently intend to limit the amount you can withdraw to 25% of the net surrender value after the 10th Policy year.
                                          -   You may not take a cash withdrawal if it will reduce the
                                              specified amount below the minimum specified amount set forth in the Policy.
                                          -   You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify an account, we will take the withdrawal from each account in accordance with your current premium allocation instructions.
                                          -   We generally will pay a cash withdrawal request within seven days following the valuation date we receive the request at our administrative office.
                                          -   We will deduct a processing fee equal to $25 or 2% of the
                                              amount you withdraw, whichever is less. We deduct this amount from the withdrawal, and we pay you the balance.
                                          -   You may not take a cash withdrawal that would disqualify your
                                              Policy as life insurance under the Internal Revenue Code.
                                          -   A cash withdrawal may have tax consequences.

         A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

         When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

CANCELING A POLICY

         You may cancel a Policy for a refund during the "free-look period" by returning it to our administrative office, to one of our branch offices or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our administrative office. The amount of the refund will be:

         -        any charges and taxes we deduct from your premiums; PLUS

         - any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; PLUS

         - your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our administrative office.

         Some states may require us to refund all of the premiums you paid for the Policy.

LOANS

GENERAL

         After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations.

POLICY LOANS ARE SUBJECT TO               -   we may require you to borrow at least $500; and
                                          -   the maximum amount you may borrow is 90% of the cash
                                              value, MINUS any surrender charge and MINUS any outstanding loan amount.

         When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

         We normally pay the amount of the loan within seven days after we receive a proper loan request at our administrative office. We may postpone payment of loans under certain conditions.

         You may request a loan by telephone by calling us at 1-800-322-7164 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing at our administrative office. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

         You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

         You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our administrative office and will be credited as of the date received. WE WILL CONSIDER ANY PAYMENTS YOU MAKE ON THE POLICY TO BE PREMIUM PAYMENTS UNLESS THE PAYMENTS ARE CLEARLY SPECIFIED AS LOAN REPAYMENTS.

         At each Policy anniversary, we will compare the outstanding loan amount to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. WE RESERVE THE RIGHT TO REQUIRE A TRANSFER TO THE FIXED ACCOUNT IF THE LOANS WERE ORIGINALLY TRANSFERRED FROM THE FIXED ACCOUNT.

INTEREST RATE CHARGED


         We will charge you an effective annual interest rate on a Policy loan of 5.50% on each Policy anniversary. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.


LOAN RESERVE INTEREST RATE CREDITED

         We will credit the amount in the loan reserve with an effective annual interest rate of at least 4.0%. We may credit a higher rate, but we are not obligated to do so.

         - We currently credit interest at an effective annual rate of 4.75% on amounts you borrow during the first ten Policy years.


         - After the tenth Policy year, on all amounts that you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less withdrawals at an interest rate equal to the interest rate we charge on the total loan. The remaining portion, equal to the cost basis, is currently credited 4.75%.


EFFECT OF POLICY LOANS

         A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount plus interest you owe on the loan. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan repayments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.


         We also charge interest on Policy loans at an effective annual rate of 5.50%. Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the Policy loan is repaid.


         There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

         We will notify you (and any assignee of record) if the sum of your loan amount plus any interest you owe on the loan is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

POLICY LAPSE AND REINSTATEMENT

LAPSE

         Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period (premium protection period in Illinois). See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

         If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the GRACE PERIOD. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

NO LAPSE PERIOD

         This Policy provides a no lapse period for the first three Policy years. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.

EARLY TERMINATION OF THE NO LAPSE PERIOD  -   The no lapse period coverage will end immediately if you do not pay sufficient minimum no lapse premiums.
                                          -   You must pay total premiums (minus withdrawals, outstanding loan amounts, and any pro rata decrease charge) that equal at least:
                                              -    the sum of the minimum no lapse premiums in effect
                                                   for each month from the Policy date up to and
                                                   including the current month.

         You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount or add, increase or decrease a rider you should consider carefully the effect it will have on the no lapse period guarantee.

         In addition, if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum no lapse premium. See Minimum No Lapse Premium for a discussion of how the minimum no lapse premium is calculated and can change.

         New Jersey: If the grace period begins during the first three Policy years, the payment necessary to keep the Policy in force is the lesser of the amount necessary to (1) satisfy the minimum no lapse premium; or (2) increase the net surrender value to cover the monthly deduction due.

REINSTATEMENT

         We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

         - submit a written application for reinstatement to our administrative office;

         -        provide evidence of insurability satisfactory to us;

         - make a minimum premium payment sufficient to provide a net premium that is large enough to cover three monthly deductions.

         We will not reinstate any indebtedness. The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the net premiums you pay at reinstatement, MINUS one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY


         A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements. It is also uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary's gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable.



         In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. We believe that the Policy does not give you investment control over separate account assets.


         In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

         The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

         In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

         Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC"). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.


         Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

         Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

         Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

         - All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.


         - Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.


         - A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

         - If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.


         Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.


         Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

         Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

         Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

         Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.


         Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States.


         Policy Loans. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

         Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.


         Continuation of Policy Beyond Age100. The tax consequences of continuing the Policy beyond the insured's attained age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or the taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured's attained age 100.


         Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

         Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

         Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.





         Special Rules for Pension Plans and 403(b) Arrangements. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.



         Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.


OTHER POLICY INFORMATION

BENEFITS AT MATURITY

         If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

         If you send a written request to our administrative office, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request to our administrative office for the extension between 90 and 180 days prior to the maturity date and elect one of the following:

         1. If you had previously selected death benefit Option B, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or

         2. We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request to our administrative office, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will charge the then current cost of insurance rates.

         If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.


         The tax consequences of extending the maturity date beyond the 100th birthday of the insured are uncertain, and may include taxation of the gain in the Policy at the original maturity date or the taxation of the death benefit in whole or in part. You should consult a tax advisor as to those consequences.


PAYMENTS WE MAKE


         We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death at our administrative office. However, we can postpone such payments if:


         - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; OR

         - the SEC permits, by an order, the postponement for the protection of policyowners; OR

         - the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

         If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

         If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators.

SPLIT DOLLAR ARRANGEMENTS

         You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

         For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

         No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our administrative office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

         On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, PUBLICLY-TRADED companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

         Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

POLICY TERMINATION

         Your Policy will terminate on the earliest of:

         -   the maturity date;           -  the end of the grace period; or

         -   the date the insured dies;   -  the date the Policy is surrendered.

SUPPLEMENTAL BENEFITS (RIDERS)

         The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy. These riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

CHILDREN'S INSURANCE RIDER

         This rider provides a face amount on the primary insured's children. Our current minimum face amount for this rider for issue ages 15 days - 18 years of age is $5,000. The maximum face amount is $25,000. At the age of 25 or upon the death of the primary insured, whichever happens first, this rider may be converted to a new policy with a maximum face amount of up to five times the face amount of the rider. We will pay a death benefit once we receive proof that the insured child died while both the rider and coverage were in force for that child. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child.

ACCIDENTAL DEATH BENEFIT RIDER

         Our current minimum face amount for this rider for issue ages 15-59 is $10,000. The maximum face amount available for this rider is $150,000 (up to 150% of specified amount).

         Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

         - the death is caused by external, violent, and accidental means;

         -        the death occurs within 90 days of the accident; and

         -        the death occurs while the rider is in force.

         The rider will terminate on the earliest of:

         - the Policy anniversary nearest the primary insured's 70th birthday;

         -        the date the Policy terminates; or

         - the Monthiversary when the rider terminates at the owner's request.

OTHER INSURED RIDER

         This rider insures the spouse or life partner and/or dependent children of the primary insured. Subject to the terms of the rider, we will pay the face amount of the rider to the primary insured. Our current minimum face amount for this rider for issue ages 0-85 is $50,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured. The maximum number of Other Insured Riders that is allowed on any one Policy is five (5). We will pay the rider's face amount when we receive proof at our administrative office of the other insured's death. On any Monthiversary while the rider is in force, you may convert it to a new policy on the other insured's life (without evidence of insurability).

CONDITIONS TO CONVERT THE RIDER:          -   your request must be in writing and sent to our administrative office;
                                          -   the rider has not reached the anniversary nearest to the other insured's 70th birthday;
                                          -   the new policy is any permanent insurance policy that we
                                              currently offer;
                                          -   subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the face amount in force under the rider as long as it meets the minimum face amount requirements of the original Policy;
                                              and
                                          -   we will base your premium on the other insured's rate class under the rider.

TERMINATION OF THE RIDER:                 The rider will terminate on the earliest of:
                                          -   the maturity date of the Policy;
                                          -   the anniversary nearest to the other insured's 100th birthday;
                                          -   the date the Policy terminates for any reason except for death of the primary insured;
                                          -   31 days after the death of the primary insured;
                                          -   the date of conversion of this rider; or
                                          -   the Monthiversary on which the rider is terminated upon written request by the owner.

DISABILITY WAIVER RIDER

         Subject to certain conditions, we will waive the Policy's monthly deductions while the insured are disabled. This rider may be purchased if your issue age is 15-55 years of age. We must receive proof that:

         -        the insured is totally disabled;

         -        the rider was in force when the insured became disabled;

         - the insured became disabled before the anniversary nearest their 60th birthday; and

         -        the insured is continuously disabled for at least six months.

         We will not waive any deduction that becomes due more than one year before we receive written notice of your claim.

DISABILITY WAIVER AND INCOME RIDER

         This rider has the same benefits as the Disability Waiver Rider, but adds a monthly income benefit for up to 120 months. This rider may be purchased if your issue age is 15-55 years of age. The minimum income amount for this rider is $10. The maximum income amount is the lesser of 0.2% of your specified amount or $300 per month.

PRIMARY INSURED RIDER ("PIR") AND PRIMARY INSURED RIDER PLUS ("PIR PLUS")

         Under the PIR and the PIR Plus, we provide term insurance coverage on a different basis from the coverage in your Policy.

FEATURES OF PIR AND PIR PLUS:             -   the rider increases the Policy's death benefit by the rider's face amount;
                                          -   the PIR may be purchased from issue ages 0-85;
                                          -   the PIR Plus may be purchased from issue ages 0-85;
                                          -   the PIR terminates when the insured turns 95, and the PIR Plus terminates when the insured turns 90;
                                          -   the minimum purchase amount for the PIR and PIR Plus is $50,000.
                                              There is no maximum purchase amount;
                                          -   we do not assess any additional surrender charge for PIR and PIR
                                              Plus;
                                          -   generally PIR and PIR Plus coverage costs less than the
                                              insurance coverage under the Policy, but has no cash value;
                                          -   you may cancel or reduce your rider coverage without decreasing your Policy's specified amount; and
                                          -   you may generally decrease your specified amount without
                                              reducing your rider coverage.

CONDITIONS TO CONVERT THE RIDER:          -   your request must be in writing and sent to our administrative office;
                                          -   the rider has not reached the anniversary nearest to the primary insured's 70th birthday;
                                          -   the new policy is any permanent insurance policy that we
                                              currently offer;
                                          -   subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the specified amount in force under the rider as long as it meets the minimum specified amount requirements of a Base Policy;
                                              and
                                          -   we will base your premium on the primary insured's rate class under the rider.

         It may cost you less to reduce your PIR or PIR Plus coverage than to decrease your Policy's specified amount, because we do not deduct a surrender charge in connection with your PIR or PIR Plus. It may cost you more to keep a higher specified amount under the Base Policy, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR or PIR Plus.

         You should consult your registered representative to determine if you would benefit from PIR or PIR Plus. We may discontinue offering PIR or PIR Plus at any time. We may also modify the terms of these riders for new policies.

TERMINAL ILLNESS ACCELERATED DEATH BENEFIT RIDER

         This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

         We will pay a "single-sum benefit" equal to:

         -        the death benefit on the date we pay the single-sum benefit;
                  multiplied by

         - the election percentage of the death benefit you elect to receive; divided by

         - 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater) ("discount factor"); minus

         - any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

         The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

         - the death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus

         -        the benefit available under any PIR or PIR Plus in force.

         -        a single-sum benefit may not be greater than $500,000.

         The election percentage is a percentage that you select. It may not be greater than 100%.

         We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries that occur during the period specified in your Policy's suicide provision.

         The rider terminates at the earliest of:

         -        the date the Policy terminates;

         -        the date a settlement option takes effect;

         -        the date we pay a single-sum benefit; or

         -        the date you terminate the rider.

         We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit. This rider may not be available in all states, or its terms may vary depending on a state's insurance law requirements.

         The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

ADDITIONAL INFORMATION

SALE OF THE POLICIES

         We will pay sales commissions to our life insurance agents who are registered representatives of broker-dealers. Other payments may be made for other services related to sale of the Policies.

         We have entered into a distribution agreement with AFSG Securities Corporation ("AFSG") for the distribution and sale of the Policies. AFSG is affiliated with us. AFSG may sell the Policies by entering into selling agreements with other broker-dealers who in turn may sell the Policies through their sales representatives.

         See "Sale of the Policies" in the SAI for more information concerning compensation paid for the sale of Policies.

LEGAL PROCEEDINGS

         Transamerica, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Transamerica's ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

         The financial statements of Transamerica and the separate account are included in the SAI.

PERFORMANCE DATA

RATES OF RETURN

         The average rates of return in Table 1 reflect each subaccount's actual historical investment performance. We do not show performance for subaccounts in operation for less than six months. This information does not represent or project future investment performance.

         Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio's inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

         The numbers reflect the annual mortality and expense risk charge, investment management fees and direct fund expenses.

         These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the monthly deduction or the surrender charge). IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER. These rates of return are not estimates, projections or guarantees of future performance.

         We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                                     TABLE 1
                     AVERAGE ANNUAL SUBACCOUNT TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002


                                                                                                  10 YEARS      SUBACCOUNT
                                                                                                     OR         INCEPTION
               SUBACCOUNT                          1 YEAR         3 YEARS          5 YEARS        INCEPTION       DATE
               ----------                          ------         -------          -------        ---------       ----
TOLIC Van Kampen Emerging Growth........          (33.66%)          N/A              N/A          (32.68%)       05/01/00
TOLIC T. Rowe Price Small Cap...........          (28.00%)          N/A              N/A          (19.09%)       05/01/00
TOLIC PBHG Mid Cap Growth...............          (29.03%)          N/A              N/A          (31.13%)       05/01/00
TOLIC Alger Aggressive Growth...........          (34.98%)          N/A              N/A          (30.29%)       05/01/00
TOLIC Third Avenue Value................          (12.66%)          N/A              N/A            0.41%        05/01/00
TOLIC American Century International....          (21.89%)          N/A              N/A          (21.62%)       05/01/00
TOLIC Great Companies - Technology(SM)            (38.67%)          N/A              N/A          (39.94%)       05/01/00
TOLIC Janus Growth......................          (30.55%)          N/A              N/A          (33.05%)       05/01/00
TOLIC Marsico Growth....................          (26.64%)           NA              N/A          (18.53%)       05/01/00
TOLIC GE U.S. Equity....................          (20.52%)          N/A              N/A          (12.22%)       05/01/00
TOLIC Great Companies - America(SM).....          (21.40%)          N/A              N/A           (9.17%)       05/01/00
TOLIC Salomon All Cap...................          (25.39%)          N/A              N/A           (8.34%)       05/01/00
TOLIC Dreyfus Mid Cap...................          (13.50%)          N/A              N/A           (5.80%)       05/01/00
TOLIC PBHG/NWQ Value Select.............          (14.98%)          N/A              N/A           (3.62%)       05/01/00
TOLIC T. Rowe Price Equity Income.......          (19.54%)          N/A              N/A           (6.60%)       05/01/00
TOLIC Transamerica Value Balanced.......          (14.59%)          N/A              N/A           (1.20%)       05/01/00
TOLIC LKCM Strategic Total Return.......          (11.35%)          N/A              N/A           (6.14%)       05/01/00
TOLIC Clarion Real Estate Securities....            2.67%           N/A              N/A           10.95%        05/01/00
TOLIC Federated Growth & Income.........            0.06%           N/A              N/A           14.62%        05/01/00
TOLIC AEGON Bond........................            8.99%           N/A              N/A            9.13%        05/01/00
TOLIC Transamerica Money Market(1) .....            0.54%           N/A              N/A            2.69%        05/01/00
TOLIC Great Companies - Global(2).......          (22.21%)          N/A              N/A          (22.88%)       09/01/00
TOLIC Munder Net50......................          (38.97%)          N/A              N/A          (26.22%)       05/01/00
TOLIC Janus Balanced....................            N/A             N/A              N/A           (5.67%)       05/01/02
TOLIC Asset Allocation - Conservative
        Portfolio.......................            N/A             N/A              N/A           (9.65%)       05/01/02
TOLIC Asset Allocation - Moderate
        Portfolio ......................            N/A             N/A              N/A          (12.43%)       05/01/02
TOLIC Asset Allocation - Moderate
       Growth Portfolio.................            N/A             N/A              N/A          (15.31%)       05/01/02
TOLIC Asset Allocation - Growth
        Portfolio.......................            N/A             N/A              N/A          (18.79%)       05/01/02
TOLIC Transamerica Convertible
       Securities.......................            N/A             N/A              N/A           (7.36%)       05/01/02
TOLIC PIMCO Total Return................            N/A             N/A              N/A            5.56%        05/01/02
TOLIC Transamerica Equity...............            N/A             N/A              N/A          (14.69%)       05/01/02
TOLIC Transamerica Growth
        Opportunities...................            N/A             N/A              N/A          (20.84%)       05/01/02
TOLIC Transamerica U.S. Government
        Securities......................            N/A             N/A              N/A            4.65%        05/01/02
TOLIC J.P. Morgan Enhanced Index........            N/A             N/A              N/A          (18.85)%       05/01/02
TOLIC Capital Guardian Value............            N/A             N/A              N/A          (20.90%)       05/01/02

TOLIC Capital Guardian U.S. Equity......            N/A             N/A              N/A          (19.63%)       05/01/02
Fidelity VIP Equity-Income..............          (17.89%)          N/A              N/A           (6.01%)       05/01/00
Fidelity VIP Contrafund(R)................        (10.41%)          N/A              N/A          (11.16%)       05/01/00
Fidelity VIP Growth Opportunities ......          (22.70%)          N/A              N/A          (19.54%)       05/01/00
S&P 500+................................          (23.37%)        (15.70%)         (1.94%)         (7.28%)       10/02/86



+        Shows ten year performance.



(1) The current yield more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.



                                    TABLE 2
           ADJUSTED HISTORICAL PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002



                                                                                                  10 YEARS       PORTFOLIO
                                                                                                     OR          INCEPTION
               PORTFOLIO                           1 YEAR           3 YEARS      5 YEARS          INCEPTION         DATE
               ---------                           ------           -------      -------          ---------         ----
Van Kampen Emerging Growth..............          (33.66)%          (27.37)%       1.18%             9.69%       03/01/93
T. Rowe Price Small Cap.................          (28.00)%          (16.39)%       N/A             (5.76)%       05/03/99
PBHG Mid Cap Growth.....................          (29.03)%          (27.42)%       N/A            (10.12)%       05/03/99
Alger Aggressive Growth.................          (34.98)%          (28.45)%     (2.00)%             5.71%       03/01/94
Third Avenue Value......................          (12.66)%             7.25%       N/A               5.49%       01/02/98
American Century International..........          (21.89)%          (20.67)%     (7.12)%           (4.98)%       01/02/97
Janus Global............................          (26.69)%          (22.92)%       0.01%             9.23%       12/03/92
Great Companies--Technology(SM).........          (38.67)%             N/A         N/A            (39.92)%       05/01/00
Janus Growth+...........................          (30.55)%          (29.66)%     (2.14)%             5.25%       10/02/86
Marsico Growth..........................          (26.64)%          (17.12)%       N/A            (10.55)%       05/03/99
GE U.S. Equity..........................          (20.52)%          (10.97)%       0.16%             4.06%       01/02/97
Great Companies--America(SM)............          (21.40)%             N/A         N/A             (9.17)%       05/01/00
Salomon All Cap.........................          (25.39)%           (3.99)%       N/A               0.45%       05/03/99
Dreyfus Mid Cap.........................          (13.50)%           (2.69)%       N/A             (0.50)%       05/03/99
PBHG/NWQ Value Select...................          (14.98)%           (1.89)%     (0.95)%             4.37%       05/01/96
T. Rowe Price Equity Income.............          (19.54)%           (5.95)        N/A             (7.03)%       05/03/99
Transamerica Value Balanced.............          (14.59)%             0.24%       0.22%             5.87%       01/03/95
LKCM Strategic Total Return.............          (11.35)%           (6.42)%     (0.22)%             6.55%       03/01/93
Clarion Real Estate Securities..........             2.67%            13.22%       N/A               3.42%       05/01/98
Federated Growth & Income...............             0.06%            13.66%       7.26%             9.78%       03/01/94
AEGON Bond+.............................             8.99%             8.65%       5.97%             6.13%       10/02/86
Transamerica Money Market(1) +..........             0.54%             2.91%       3.34%             3.36%       10/02/86
Great Companies--Global(2)..............          (22.21)%            N/A          N/A            (22.87)%       09/01/00
Munder Net50............................          (38.97)%          (23.70)%       N/A            (16.34)%       05/03/99
Janus Balanced..........................             N/A              N/A          N/A             (5.67)%       05/01/02
Asset Allocation - Conservative
     Portfolio..........................             N/A              N/A          N/A             (9.65)%       05/01/02
Asset Allocation - Moderate Portfolio...             N/A              N/A          N/A            (12.43)%       05/01/02
Asset Allocation - Moderate Growth
     Portfolio..........................             N/A              N/A          N/A            (15.31)%       05/01/02
Asset Allocation - Growth Portfolio.....             N/A              N/A          N/A            (18.79)%       05/01/02
Transamerica Convertible Securities.....             N/A              N/A          N/A             (7.36)%       05/01/02
PIMCO Total Return......................             N/A              N/A          N/A               5.56%       05/01/02
Transamerica Equity(3) +................          (22.94)%          (17.43)%       1.77%            14.76%       02/26/69
Transamerica Growth Opportunities(2)(4).          (15.08)%            N/A          N/A             (3.44)%       05/02/01

Transamerica U.S. Government
     Securities(8)......................             4.86%             6.04%       4.50%             5.16%       05/13/94
J.P. Morgan Enhanced Index(5)...........          (25.27)%          (16.83)%     (2.58)%             1.23%       05/02/97
Capital Guardian Value(6)...............          (21.41)%           (4.58)%     (2.31)%             6.92%       05/27/93
Capital Guardian U.S. Equity(7).........          (24.49)%             N/A         N/A            (13.26)%       10/09/00
MFS High Yield..........................             1.15%           (0.75)%       N/A             (0.26)%       06/01/98
Fidelity VIP Equity-Income..............          (17.90)%           (6.16)%     (0.77)%             8.69%       10/09/86
Fidelity VIP Contrafund(R)................        (10.41)%          (10.47)%       2.60%            11.13%       01/03/95
Fidelity VIP Growth Opportunities.......          (22.54)%          (18.71)%     (7.31)%             3.89%       01/03/95
S&P 500+................................          (23.37)%          (15.70)%     (1.94)%           (7.28)%       10/02/86



+        Shows ten year performance.



(1) The current yield more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.



(2)      Not annualized.



(3) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Growth Portfolio of Transamerica Variable Insurance Fund, Inc.



(4) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.



(5) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities Portfolio of Endeavor Series Trust.



(6) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index Portfolio of Endeavor Series Trust.



(7) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value Portfolio of Endeavor Series Trust.



(8) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity Portfolio of Endeavor Series Trust.



         The annualized yield for the TOLIC Transamerica Money Market subaccount for the seven days ended December 31, 2002 was 0.24%.


         Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary

The Policy - General Provisions
       Ownership Rights
       Our Right to Contest the Policy
       Suicide Exclusion
       Misstatement of Age or Gender
       Modifying the Policy
       Mixed and Shared Funding
       Addition, Deletion, or Substitution of Investments
Additional Information
       Settlement Options
       Additional Information about Transamerica and the Separate Account Legal Matters
       Variations in Policy Provisions
       Personalized Illustrations of Policy Benefits
       Sale of the Policies
       Report to Owners
       Records


       Independent Auditors


       Experts

       Financial Statements
Underwriters
       Underwriting Standards

IMSA
Performance Data
       Other Performance Data in Advertising Sales Literature
       Transamerica's Published Ratings
Index to Financial Statements
       Transamerica Occidental Life Separate Account VUL-3
       Transamerica Occidental Life Insurance Company

GLOSSARY

accounts The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office    Our administrative office and mailing address is P.O.
                         Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg,
                         Florida 33716. Our phone number is 1-800-322-7164. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m.
                         Eastern time. ALL PREMIUM PAYMENTS, LOAN REPAYMENTS,
                         CORRESPONDENCE AND NOTICES SHOULD BE SENT TO THIS
                         ADDRESS.

attained age             The issue age of the person insured, plus the number of
                         completed years since the Policy date.

Base Policy              The Transamerica Elite variable life insurance policy
                         without any supplemental riders.

beneficiary(ies)         The person or persons you select to receive the death
                         benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value               The sum of your Policy's value in the subaccounts and
                         the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds   The amount we will pay to the beneficiary(ies) on the
                         insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount
                         (including any interest you owe on Policy loans(s)) and any due and unpaid monthly deductions.

fixed account            An option to which you may allocate net premiums and
                         cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. New Jersey: the fixed account is NOT available to you if your Policy was issued in the State of New
                         Jersey.

free-look period         The period during which you may return the Policy and
                         receive a refund as described in this prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds                    Investment companies which are registered with the U.S.
                         Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

home office              Our home office address is 4333 Edgewood Road, NE,
                         Cedar Rapids, Iowa 52499. PLEASE DO NOT SEND ANY MONEY,
                         CORRESPONDENCE OR NOTICES TO THIS ADDRESS. SEND TO THE
                         ADMINISTRATIVE OFFICE LISTED ABOVE.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium          The amount you must pay before insurance coverage
                         begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured                  The person whose life is insured by this Policy.

issue age                The insured's age on his or her birthday nearest to the
                         Policy date.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on Policy loan(s)), and you have not made a sufficient payment by the end of a grace period.

loan amount              The total amount of all outstanding Policy loans,
                         including both principal and interest due.

loan reserve account     A part of the fixed account to which amounts are
                         transferred as collateral for Policy loans.

maturity date            The Policy anniversary nearest the insured's 100th
                         birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. The maturity date may be extended. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.

minimum no lapse         The amount shown on your Policy schedule page that we
premium                  use during the no lapse period to determine
                         whether a grace period will begin. We will adjust the minimum no lapse premium if you change death benefit options, decrease the specified amount, or add or increase a rider. We make this determination whenever your net surrender value is not enough to meet monthly deductions. When we use the term "minimum no lapse premium" in this prospectus, it has the same meaning as "minimum monthly guarantee premium" or "minimum premium guarantee" in the Policy.

Monthiversary            This is the day of each month when we determine Policy
                         charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction        The monthly Policy charge, plus the monthly cost of
                         insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

net surrender value      The amount we will pay you if you surrender the Policy
                         while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, minus any interest you owe on Policy loan(s).

no lapse date            The last valuation date of your third Policy year. It
                         is the date prior to which your Policy will not lapse if certain conditions are met, even if the net surrender value is not sufficient to pay the monthly deductions.

planned periodic         A premium payment you make in a level amount at a fixed
premium                  interval over a specified period of time.

Policy date              The date when our underwriting process is complete, the
                         initial premium payment has been received, full life insurance coverage goes into effect and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. We measure Policy months, years, and anniversaries from the Policy date.

portfolio                One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

pro rata decrease        Surrender charge that may be imposed upon a decrease in
charge                   specified amount during the first 15 Policy years.

reallocation account     The fixed account. (For New Jersey residents, this
                         account will be the Cash with Application Account.")

reallocation date        The date we reallocate all cash value held in the
                         reallocation account to the fixed account and subaccounts you selected on your application. We place your premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your free-look right. In those states the reallocation date is the record date, plus the number of days in your state's free-look period, plus five days. In all other states, the reallocation date is the record date.

record date              The date we record your Policy on our books as an in
                         force Policy. The record date is the date when, depending on the laws of the state governing your Policy (usually the state where you live), we allocate your premium either to the reallocation account or to the fixed account and the subaccounts you selected on your application.

separate account         The Transamerica Occidental Life Separate Account
                         VUL-3. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount         The minimum death benefit we will pay under the Policy
                         provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose Option A (level) death benefit.

subaccount               A subdivision of the separate account that invests
                         exclusively in shares of one investment portfolio of a fund.

surrender charge         If, during the first 15 Policy years, you fully
                         surrender the Policy, we will deduct a surrender charge from the cash value.

termination              When the insured's life is no longer insured under the
                         Policy.

valuation date           Each day the New York Stock Exchange is open for
                         trading. Transamerica is open for business whenever the New York Stock Exchange is open.

valuation period         The period of time over which we determine the change
                         in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York
                         Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our              Transamerica Occidental Life Insurance Company.
 (Transamerica)

written notice           The written notice you must sign and send us to request
                         or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and
                         (3) be received at our administrative office.

you, your (owner         The person entitled to exercise all rights as owner
 or policyowner)         under the Policy.

PROSPECTUS BACK COVER

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS


         In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, cash surrender value and cash value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.


INQUIRIES

         To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

         For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our administrative office at:

                  Transamerica Occidental Life
                  P.O. Box 5068
                  Clearwater, Florida 33758-5068
                  1-800-322-7164
                  Facsimile: 1-727-299-1648
                  (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time)

         More information about the Registrant (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC's website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant's file numbers are listed below.

SEC File No. 333-91851/811-09715

                                     PART B

                            INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003

                              TRANSAMERICA ELITE(R)
                                 ISSUED THROUGH
               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
                                       BY
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                              570 CARILLON PARKWAY
                          ST. PETERSBURG, FLORIDA 33716
                                 1-800-322-7164
                                 (727) 299-1800

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Transamerica Elite(R) flexible premium variable life insurance policy offered by Transamerica Occidental Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-322-7164 (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time), or by writing to the administrative office at, Transamerica Occidental Life, P.O. Box 5068, Clearwater, Florida 33758-5068. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.


         THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE POLICY AND THE AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS AND THE FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - SERVICE CLASS 2 SHARES.

TABLE OF CONTENTS


Glossary .......................................................................   1
The Policy - General Provisions ................................................   4
    Ownership Rights............................................................   4
    Our Right to Contest the Policy.............................................   5
    Suicide Exclusion...........................................................   5
    Misstatement of Age or Gender...............................................   5
    Modifying the Policy........................................................   5
    Mixed and Shared Funding ...................................................   5
    Addition, Deletion, or Substitution of Investments..........................   6
Additional Information..........................................................   6
    Settlement Options..........................................................   6
    Additional Information about Transamerica and the Separate Account..........   7
    Legal Matters...............................................................   8
    Variations in Policy Provisions.............................................   8
    Personalized Illustrations of Policy Benefits...............................   8
    Sale of the Policies........................................................   8
    Reports to Owners...........................................................   9
    Records.....................................................................   9
    Independent Auditors........................................................   9
    Experts.....................................................................   9
    Financial Statements........................................................   9
Underwriters....................................................................  10
    Underwriting Standards......................................................  10
IMSA ...........................................................................  10
Performance Data................................................................  10
    Other Performance Data in Advertising Sales Literature......................  10
    Transamerica's Published Ratings............................................  11
Index to Financial Statements...................................................  11
    Transamerica Occidental Life Separate Account VUL-3.........................  12
    Transamerica Occidental Life Insurance Company..............................  54

GLOSSARY

accounts The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office    Our administrative office and mailing address is P.O.
                         Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg,
                         Florida 33716. Our phone number is 1-800-322-7164. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m.
                         Eastern time. ALL PREMIUM PAYMENTS, LOAN REPAYMENTS,
                         CORRESPONDENCE AND NOTICES SHOULD BE SENT TO THIS
                         ADDRESS.

attained age             The issue age of the person insured, plus the number of
                         completed years since the Policy date.

beneficiary(ies)         The person or persons you select to receive the death
                         benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value               The sum of your Policy's value in the subaccounts and
                         the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds   The amount we will pay to the beneficiary(ies) on the
                         insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount
                         (including any interest you owe on Policy loan(s)) plus any due and unpaid monthly deductions.

fixed account            An option to which you may allocate net premiums and
                         cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. New Jersey: the fixed account is NOT available to you if your Policy was issued in the State of New
                         Jersey.

free-look period         The limited period of time during which you may return
                         the Policy and receive a refund as described in the prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds                    Investment companies which are registered with the U.S.
                         Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

home office              Our home office address is 4333 Edgewood Road, N.E.,
                         Cedar Rapids, Iowa 52499. PLEASE DO NOT SEND ANY MONEY,
                         CORRESPONDENCE OR NOTICES TO THIS ADDRESS; SEND THEM TO
                         THE ADMINISTRATIVE OFFICE.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium          The amount you must pay before insurance coverage
                         begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured                  The person whose life is insured by this Policy.

issue age                The insured's age on his or her birthday nearest to the
                         Policy date.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on Policy loan(s)), and you have not made a sufficient payment by the end of a grace period.

loan amount              The total amount of all outstanding Policy loans,
                         including both principal and interest due.

loan reserve account     A part of the fixed account to which amounts are
                         transferred as collateral for Policy loans.

maturity date            The Policy anniversary nearest the insured's 100th
                         birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. The maturity date may be extended. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.

minimum no               The amount shown on your Policy schedule page that we
 lapse premium           use during the no lapse period to determine whether a
                         grace period will begin. We will adjust the minimum no lapse premium if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider. We make this determination whenever your net surrender value is not enough to meet monthly deductions. When we use the term "minimum no lapse premium" in this SAI, it has the same meaning as "minimum monthly guarantee premium" or "minimum premium guarantee" in the Policy.

Monthiversary            This is the day of each month when we determine Policy
                         charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction        The monthly Policy charge, plus the monthly cost of
                         insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

net surrender value      The amount we will pay you if you surrender the Policy
                         while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, and minus any interest you owe on Policy loan(s).

no lapse date            The last valuation date of your third Policy year. It
                         is the date prior to which your Policy will not lapse if certain conditions are met, even if the net surrender value is not sufficient to pay the monthly deductions

no lapse period          The period of time between the Policy date and the no
                         lapse date during which the Policy will not lapse if certain conditions are met.

planned periodic         A premium payment you make in a level amount at a fixed
premium                  interval over a specified period of time.

Policy date              The date when our underwriting process is complete, the
                         initial premium payment has been received, full life insurance coverage goes into effect and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. We measure Policy months, years, and anniversaries from the Policy date.

portfolio                One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

reallocation             The fixed account. (For New Jersey residents, this
account                  account will be the "Cash with Application Account.")

reallocation             The date we reallocate all cash value held in the
date                     reallocation account to the fixed account and
                         subaccounts you selected on your application. We place your premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your fee-look right. In those states the reallocation date is the Policy date, plus the number of days in your state's free-look period, plus five days. In all other states, the reallocation date is the Policy date.

record date              The date we record your Policy on our books as an in
                         force Policy.

separate account         The Transamerica Occidental Life Separate Account
                         VUL-3. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount         The minimum death benefit we will pay under the Policy
                         provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose the Option A (level) death benefit.

subaccount               A subdivision of the separate account that invests
                         exclusively in shares of one investment portfolio of a fund.

surrender charge         If during the first 15 Policy years you fully surrender
                         the Policy, we will deduct a surrender charge from the cash value.

termination              When the insured's life is no longer insured under the
                         Policy.

valuation date           Each day the New York Stock Exchange is open for
                         trading. Transamerica is open for business whenever the New York Stock Exchange is open.

valuation period         The period of time over which we determine the change
                         in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York
                         Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our              Transamerica Occidental Life Insurance Company.
 (Transamerica)

written notice           The written notice you must sign and send us to request
                         or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and
                         (3) be received at our administrative office.

you, your (owner         The person entitled to exercise all rights as owner
 or policyowner)         under the Policy.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

THE POLICY - GENERAL PROVISIONS

OWNERSHIP RIGHTS

         The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

CHANGING THE OWNER         -        Change the owner by providing written notice
                                    to us at our administrative office at any time while the insured is alive and the Policy is in force.

                           - Change is effective as of the date that the written notice is accepted by us at our administrative office.

                           - Changing the owner does not automatically change the beneficiary.




                           -        Changing the owner may have tax
                                    consequences. You should consult a tax
                                    advisor before changing the owner.

                           - We are not liable for payments we made before we received the written notice at our administrative office.

CHOOSING THE BENEFICIARY   -        The owner designates the beneficiary (the
                                    person to receive the death benefit when the insured dies) in the application.

                           - If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.

                           - If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.

                           - If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

CHANGING THE BENEFICIARY   -        The owner changes the beneficiary by
                                    providing written notice to us at our
                                    administrative office.

                           - Change is effective as of the date the owner signs the written notice.




                           - We are not liable for any payments we made before we received the written notice at our administrative office.

ASSIGNING THE POLICY       -        The owner may assign Policy rights while the
                                    insured is alive.

                           - The owner retains any ownership rights that are not assigned.

                           - Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.




                           - Claims under any assignment are subject to proof of interest and the extent of the assignment.

                           -        We are not:

                                    -        bound by any assignment unless we
                                             receive a written notice of the
                                             assignment at our administrative
                                             office;

                                    -        responsible for the validity of any
                                             assignment;

                                    -        liable for any payment we made
                                             before we received written notice
                                             of the assignment at our
                                             administrative office; or

                                    -        bound by any assignment which
                                             results in adverse tax consequences
                                             to the owner, insured(s) or
                                             beneficiary(ies).

                           -        Assigning the Policy may have tax
                                    consequences. You should consult a tax
                                    advisor before assigning the Policy.

OUR RIGHT TO CONTEST THE POLICY

         In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

         In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

SUICIDE EXCLUSION

         If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

MISSTATEMENT OF AGE OR GENDER

         If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

MODIFYING THE POLICY

         Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

         If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

MIXED AND SHARED FUNDING

         In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither the funds nor we currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds' Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

         If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

         We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

         In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act,
(2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

ADDITIONAL INFORMATION

SETTLEMENT OPTIONS

         If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $20, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

         Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

         Under any settlement option, the dollar amount of each payment will depend on four things:

         - the amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death;

         - the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);

         -        the mortality tables we use; and

         -        the specific payment option(s) you choose.

OPTION 1--EQUAL MONTHLY INSTALLMENTS      -   We will pay the proceeds, plus
FOR A FIXED PERIOD                            interest, in equal monthly
                                              installments for a fixed period of
                                              your choice, but not longer than
                                              240 months.

                                          -   We will stop making payments once
                                              we have made all the payments for
                                              the period selected.

OPTION 2--EQUAL MONTHLY INSTALLMENTS      At your or the beneficiary's
FOR LIFE (LIFE INCOME)                    direction, we will make equal monthly
                                          installments:

                                          -   only for the life of the payee, at
                                              the end of which payments will
                                              end; or

                                          -   for the longer of the payee's
                                              life, or for 10 years if the payee
                                              dies before the end of the first
                                              10 years of payments; or

                                          -   for the longer of the payee's
                                              life, or until the total amount of
                                              all payments we have made equals
                                              the proceeds that were applied to
                                              the settlement option.

OPTION 3--EQUAL MONTHLY INSTALLMENTS      -   We will make equal monthly
FOR THE LIFE OF THE PAYEE AND THEN            payments during the joint lifetime
TO A DESIGNATED SURVIVOR (JOINT AND           of two persons, first to a chosen
SURVIVOR)                                     payee, and then to a co-payee, if
                                              living, upon the death of the
                                              payee.

                                          -   Payments to the co-payee, if
                                              living, upon the payee's death
                                              will equal either:

                                              -   the full amount paid to the
                                                  payee before the payee's
                                                  death; or

                                              -   two-thirds of the amount paid
                                                  to the payee before the
                                                  payee's death.

                                          -   All payments will cease upon the
                                              death of the co-payee.

ADDITIONAL INFORMATION ABOUT TRANSAMERICA AND THE SEPARATE ACCOUNT

         Transamerica is a stock life insurance company that is wholly-owned by Transamerica Insurance Corporation, which, in turn, is a subsidary of Transamerica Corporation, which, in turn is wholly-owned by AEGON, N.V. Transamerica's administrative office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068. Transamerica's home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa.

         Transamerica was incorporated in 1906 under the laws of California and was subject to regulation by the Insurance Department of the State of California, as well as by the insurance departments of all other states and jurisdictions in which it does business. Effective December 31, 2000, the state of domicile for Transamerica was changed to Iowa. Transamerica is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, District of Columbia, American Samoa, Virgin Islands, Hong Kong and Taiwan. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

         Transamerica established the separate account as a separate investment account under California law in 1996. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Transamerica, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

         Transamerica holds the assets of the separate account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sales of portfolio shares by each of the subaccounts.

LEGAL MATTERS


         All matters of Iowa law pertaining to the Policy have been passed upon by Thomas E. Pierpan, Vice President of Transamerica.


VARIATIONS IN POLICY PROVISIONS

         Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS

         In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.


         The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.


SALE OF THE POLICIES

         The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with Transamerica and AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG and Transamerica are affiliates. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. The Principal Underwriting Agreement between AFSG and Transamerica on behalf of its separate account went into effect November 1, 1999. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The sales commission payable to Transamerica agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:

         - 65% of all premiums you make during the first Policy year, PLUS

         -        2% of all premiums you make during Policy years 2 - 10.

We will pay an additional sales commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $10,000. In addition, certain production, persistency and managerial bonuses may be paid.

         To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Payments may also be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

         We intend to recoup commissions and other sales expenses through: the premium expense charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the fixed account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to policyowners or the separate account.

         We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

         AFSG Securities Corporation, the principal underwriter for the Policy, will receive the 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Policies as compensation for providing certain recordkeeping services.


         During fiscal years 2002, 2001 and 2000, AFSG received $50,440, $442,638 and $23,508, respectively, as sales compensation with respect to all Policies issued through the separate account. No amounts were retained by AFSG.


REPORTS TO OWNERS

         At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

-   the current cash value

-   the current net surrender value

-   the current death benefit

-   outstanding loans

-   any activity since the last report

-   projected values

-   investment experience of each subaccount

-   any other information required by law

         You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

RECORDS

         We will maintain all records relating to the separate account and the fixed account.


INDEPENDENT AUDITORS



         The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Transamerica for the year ended December 31, 2002. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764


EXPERTS





         Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Managing Actuary of Transamerica, located at 570 Carillon Parkway, St. Petersburg, Florida 33716 as stated in the opinion filed as an exhibit to the registration statement.


FINANCIAL STATEMENTS




         Transamerica's financial statements and schedules appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these financial statements and schedules only as bearing upon Transamerica's ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

         Transamerica's financial statements and schedules at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

UNDERWRITERS

UNDERWRITING STANDARDS

         This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

         Your cost of insurance charge will depend on the insured's gender and attained age, the Policy duration, specified amount, net amount at risk and rate class. We currently place insureds into the following standard rate classes:

         -        ultimate select, non-tobacco use;

         -        select, non-tobacco use;

         -        ultimate standard, tobacco use;

         -        standard, tobacco use; and

         -        juvenile-under age 18.

         We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen. For Policies with a specified amount of $250,000 or more, we generally charge a lower rate.

IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

PERFORMANCE DATA

OTHER PERFORMANCE DATA IN ADVERTISING SALES LITERATURE

         We may compare each subaccount's performance to the performance of:

         -        other variable life issuers in general;

         - variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

                  - Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

         - the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;

                  - unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

         -        other types of investments, such as:

                  -        certificates of deposit;

                  -        savings accounts and U.S. Treasuries;

                  - certain interest rate and inflation indices (e.g., the Consumer Price Index); or

                  - indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

TRANSAMERICA'S PUBLISHED RATINGS

         We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

INDEX TO FINANCIAL STATEMENTS

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3:

     Report of Independent Auditors, dated January 31, 2003
     Statements of Assets and Liabilities at December 31, 2002
     Statements of Operations for the year ended December 31, 2002
     Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
     Notes to the Financial Statements

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

     Report of Independent Auditors, dated February 14, 2003
     Balance Sheets Statutory-Basis at December 31, 2002 and 2001
     Statements of Operations Statutory-Basis for the years ended December 31,
       2002, 2001 and 2000
     Statements of Changes in Capital and Surplus Statutory-Basis for the years ended December 31, 2002, 2001 and 2000
     Statements of Cash Flow Statutory-Basis for the years ended December 31,
        2002, 2001 and 2000
     Notes to Financial Statements--Statutory-Basis
     Statutory-Basis Financial Statement Schedules

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Policy Owners
 of the Transamerica Occidental Life Separate Account VUL-3
Transamerica Occidental Life Insurance Company


We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the Transamerica Occidental Life Separate Account VUL-3 (the "Separate Account," a separate account of Transamerica Occidental Life Insurance Company) as of December 31, 2002, and the related statements of operations and changes in net assets, and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Transamerica Occidental Life Separate Account VUL-3 at December 31, 2002, and the results of their operations and changes in net assets, and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                             /s/ ERNST & YOUNG LLP


Des Moines, Iowa
January 31, 2003

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)


                                                                                                      TOLIC          TOLIC
                                                         TOLIC         TOLIC           TOLIC          LKCM         VAN KAMPEN
                                                      TRANSAMERICA     AEGON           JANUS        STRATEGIC       EMERGING
                                                      MONEY MARKET      BOND          GROWTH       TOTAL RETURN     GROWTH
                                                       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       ----------    ----------      ----------     ----------     ----------
ASSETS:

             Investment in securities:

                             Number of shares ..            148              4              5              2              4
                                                         ======         ======         ======         ======         ======
                             Cost ..............         $  148         $   49         $  125         $   28         $   53
                                                         ======         ======         ======         ======         ======
             Investment, at net asset value ....         $  148         $   54         $   91         $   22         $   51
             Dividend receivable ...............              0              0              0              0              0
             Transfers receivable from depositor              0              0             17              0              0
                                                         ------         ------         ------         ------         ------
                             Total assets ......            148             54            108             22             51
                                                         ------         ------         ------         ------         ------
LIABILITIES:

             Accrued expenses ..................              0              0              0              0              0
             Transfers payable to depositor ....              0              0              0              0              0
                                                         ------         ------         ------         ------         ------
                             Total liabilities .              0              0              0              0              0
                                                         ------         ------         ------         ------         ------
                             Net assets ........         $  148         $   54         $  108         $   22         $   51
                                                         ======         ======         ======         ======         ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............         $  148         $   22         $   99         $    1         $   42
             Depositor's equity ................              0             32              9             21              9
                                                         ------         ------         ------         ------         ------
                             Net assets
                             applicable to units
                             outstanding .......         $  148         $   54         $  108         $   22         $   51
                                                         ======         ======         ======         ======         ======



             Policy owners' units ..............             14              2             28              0             12
             Depositor's units .................              0              3              3              3              3
                                                         ------         ------         ------         ------         ------
                             Units outstanding .             14              5             31              3             15
                                                         ======         ======         ======         ======         ======
                             Accumulation unit
                             value .............         $10.73         $12.62         $ 3.43         $ 8.45         $ 3.48
                                                         ======         ======         ======         ======         ======



See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)


                                                         TOLIC        TOLIC             TOLIC                         TOLIC
                                                         ALGER      FEDERATED        TRANSAMERICA     TOLIC         AMERICAN
                                                       AGGRESSIVE    GROWTH &           VALUE        PBHG/NWQ        CENTURY
                                                         GROWTH       INCOME           BALANCED    VALUE SELECT    INTERNATIONAL
                                                       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                       ----------   ----------        ----------    ----------      ----------
ASSETS:

             Investment in securities:

                             Number of shares ..              4              7              8              2              7
                                                         ======         ======         ======         ======         ======
                             Cost ..............         $   54         $  110         $   97         $   30         $   63
                                                         ======         ======         ======         ======         ======
             Investment, at net asset value ....         $   39         $  107         $   90         $   26         $   39
             Dividend receivable ...............              0              0              0              0              0
             Transfers receivable from depositor              0              0             16              0              0
                                                         ------         ------         ------         ------         ------
                             Total assets ......             39            107            106             26             39
                                                         ------         ------         ------         ------         ------
LIABILITIES:

             Accrued expenses ..................              0              0              0              0              0
             Transfers payable to depositor ....              0              0              0              0              0
                                                         ------         ------         ------         ------         ------
                             Total liabilities .              0              0              0              0              0
                                                         ------         ------         ------         ------         ------
                             Net assets ........         $   39         $  107         $  106         $   26         $   39
                                                         ======         ======         ======         ======         ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............         $   29         $   71         $   82         $    3         $   26
             Depositor's equity ................             10             36             24             23             13
                                                         ------         ------         ------         ------         ------
                             Net assets
                             applicable to units
                             outstanding .......         $   39         $  107         $  106         $   26         $   39
                                                         ======         ======         ======         ======         ======


             Policy owners' units ..............              8              4              8              0              5
             Depositor's units .................              2              3              3              3              3
                                                         ------         ------         ------         ------         ------
                             Units outstanding .             10              7             11              3              8
                                                         ======         ======         ======         ======         ======
                             Accumulation unit
                             value .............         $ 3.82         $14.39         $ 9.68         $ 9.06         $ 5.22
                                                         ======         ======         ======         ======         ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)


                                                                          TOLIC            TOLIC
                                                          TOLIC           THIRD           CLARION        TOLIC           TOLIC
                                                           GE             AVENUE        REAL ESTATE     MARSICO          MUNDER
                                                       U.S. EQUITY        VALUE         SECURITIES       GROWTH          NET50
                                                       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                       ----------       ----------      ----------     ----------      ----------
ASSETS:

             Investment in securities:

                             Number of shares ..              3               4               3               5               3
                                                         ======          ======          ======          ======          ======
                             Cost ..............         $   40          $   50          $   33          $   41          $   27
                                                         ======          ======          ======          ======          ======
             Investment, at net asset value ....         $   29          $   46          $   39          $   30          $   13
             Dividend receivable ...............              0               0               0               0               0
             Transfers receivable from depositor              0               0               0               0               0
                                                         ------          ------          ------          ------          ------
                             Total assets ......             29              46              39              30              13
                                                         ------          ------          ------          ------          ------
LIABILITIES:

             Accrued expenses ..................              0               0               0               0               0
             Transfers payable to depositor ....              0               0               0               0               0
                                                         ------          ------          ------          ------          ------
                             Total liabilities .              0               0               0               0               0
                                                         ------          ------          ------          ------          ------
                             Net assets ........         $   29          $   46          $   39          $   30          $   13
                                                         ======          ======          ======          ======          ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............         $   11          $   21          $    6          $   16          $    2
             Depositor's equity ................             18              25              33              14              11
                                                         ------          ------          ------          ------          ------
                             Net assets
                             applicable to units
                             outstanding .......         $   29          $   46          $   39          $   30          $   13
                                                         ======          ======          ======          ======          ======


             Policy owners' units ..............              1               2               0               2               0
             Depositor's units .................              3               3               3               3               3
                                                         ------          ------          ------          ------          ------
                             Units outstanding .              4               5               3               5               3
                                                         ======          ======          ======          ======          ======
                             Accumulation unit
                             value .............         $ 7.06          $10.11          $13.19          $ 5.79          $ 4.44
                                                         ======          ======          ======          ======          ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)


                                                         TOLIC              TOLIC                          TOLIC
                                                        T. ROWE            T. ROWE          TOLIC           PBHG            TOLIC
                                                         PRICE              PRICE          SALOMON         MID CAP         DREYFUS
                                                     DIVIDEND GROWTH       SMALL CAP        ALL CAP         GROWTH         MID CAP
                                                       SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       ----------         ----------      ----------      ----------      ----------
ASSETS:

             Investment in securities:

                             Number of shares ..             3                 2                 5             8                 4
                                                        ======            ======            ======        ======            ======
                             Cost ..............        $   26            $   24            $   50        $   77            $   50
                                                        ======            ======            ======        ======            ======
             Investment, at net asset value ....        $   22            $   17            $   52        $   52            $   44
             Dividend receivable ...............             0                 0                 0             0                 0
             Transfers receivable from depositor             0                 0                 0             0                 0
                                                        ------            ------            ------        ------            ------
                             Total assets ......            22                17                52            52                44
                                                        ------            ------            ------        ------            ------
LIABILITIES:

             Accrued expenses ..................             0                 0                 0             0                 0
             Transfers payable to depositor ....             0                 0                 0             0                 0
                                                        ------            ------            ------        ------            ------
                             Total liabilities .             0                 0                 0             0                 0
                                                        ------            ------            ------        ------            ------
                             Net assets ........        $   22            $   17            $   52        $   52            $   44
                                                        ======            ======            ======        ======            ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............        $    1            $    3            $   32        $   43            $   23
             Depositor's equity ................            21                14                20             9                21
                                                        ------            ------            ------        ------            ------
                             Net assets
                             applicable to units
                             outstanding .......        $   22            $   17            $   52        $   52            $   44
                                                        ======            ======            ======        ======            ======


             Policy owners' units ..............             0                 0                 4            11                 2
             Depositor's units .................             3                 3                 3             3                 3
                                                        ------            ------            ------        ------            ------
                             Units outstanding .             3                 3                 7            14                 5
                                                        ======            ======            ======        ======            ======
                             Accumulation unit
                             value .............        $ 8.34            $ 5.68            $ 7.93        $ 3.70            $ 8.53
                                                        ======            ======            ======        ======            ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)


                                                         TOLIC            TOLIC          TOLIC             TOLIC           TOLIC
                                                       VALUE LINE         GREAT          GREAT             GREAT          GABELLI
                                                       AGGRESSIVE      COMPANIES -     COMPANIES -       COMPANIES -       GLOBAL
                                                         GROWTH        AMERICA SM     TECHNOLOGY SM      GLOBAL 2          GROWTH
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       ----------      ----------      ----------       ----------       ----------
ASSETS:

             Investment in securities:

                             Number of shares ..             3                 4                 6              2               5
                                                        ======            ======            ======         ======          ======
                             Cost ..............        $   25            $   37            $   36         $   25          $   40
                                                        ======            ======            ======         ======          ======
             Investment, at net asset value ....        $   16            $   30            $   17         $   14          $   34
             Dividend receivable ...............             0                 0                 0              0               0
             Transfers receivable from depositor             0                 0                 0              0               0
                                                        ------            ------            ------         ------          ------
                             Total assets ......            16                30                17             14              34
                                                        ------            ------            ------         ------          ------
LIABILITIES:

             Accrued expenses ..................             0                 0                 0              0               0
             Transfers payable to depositor ....             0                 0                 0              0               0
                                                        ------            ------            ------         ------          ------
                             Total liabilities .             0                 0                 0              0               0
                                                        ------            ------            ------         ------          ------
                             Net assets ........        $   16            $   30            $   17         $   14          $   34
                                                        ======            ======            ======         ======          ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............        $    1            $   11            $   11         $    0          $   17
             Depositor's equity ................            15                19                 6             14              17
                                                        ------            ------            ------         ------          ------
                             Net assets
                             applicable to units
                             outstanding .......        $   16            $   30            $   17         $   14          $   34
                                                        ======            ======            ======         ======          ======


             Policy owners' units ..............             0                 1                 4              0               2
             Depositor's units .................             3                 3                 3              3               3
                                                        ------            ------            ------         ------          ------
                             Units outstanding .             3                 4                 7              3               5
                                                        ======            ======            ======         ======          ======
                             Accumulation unit
                             value .............        $ 6.08            $ 7.74            $ 2.57         $ 5.46          $ 6.70
                                                        ======            ======            ======         ======          ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)


                                                        TOLIC            TOLIC            TOLIC              TOLIC         TOLIC
                                                     CONSERVATIVE       MODERATE        MODERATELY         AGGRESSIVE      PIMCO
                                                        ASSET            ASSET       AGGRESSIVE ASSET        ASSET         TOTAL
                                                      ALLOCATION       ALLOCATION       ALLOCATION         ALLOCATION      RETURN
                                                      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT    SUBACCOUNT
                                                      ----------       ----------       ----------         ----------    ----------
ASSETS:

             Investment in securities:

                             Number of shares ..             2               2                2               2             2
                                                        ======          ======           ======             ======        ======
                             Cost ..............        $   25          $   25           $   25             $   25        $   25
                                                        ======          ======           ======             ======        ======
             Investment, at net asset value ....        $   23          $   22           $   21             $   20        $   26
             Dividend receivable ...............             0               0                0                  0             0
             Transfers receivable from depositor             0               0                0                  0             0
                                                        ------          ------           ------             ------        ------
                             Total assets ......            23              22               21                 20            26
                                                        ------          ------           ------             ------        ------
LIABILITIES:

             Accrued expenses ..................             0               0                0                  0             0
             Transfers payable to depositor ....             0               0                0                  0             0
                                                        ------          ------           ------             ------        ------
                             Total liabilities .             0               0                0                  0             0
                                                        ------          ------           ------             ------        ------
                             Net assets ........        $   23          $   22           $   21             $   20        $   26
                                                        ======          ======           ======             ======        ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............        $    0          $    0           $    0             $    0        $    0
             Depositor's equity ................            23              22               21                 20            26
                                                        ------          ------           ------             ------        ------
                             Net assets
                             applicable to units
                             outstanding .......        $   23          $   22           $   21             $   20        $   26
                                                        ======          ======           ======             ======        ======


             Policy owners' units ..............             0               0                0                  0             0
             Depositor's units .................             3               3                3                  3             3
                                                        ------          ------           ------             ------        ------
                             Units outstanding .             3               3                3                  3             3
                                                        ======          ======           ======             ======        ======
                             Accumulation unit
                             value .............        $ 9.04          $ 8.76           $ 8.47             $ 8.12        $10.56
                                                        ======          ======           ======             ======        ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)


                                                                     TOLIC                               TOLIC             TOLIC
                                                      TOLIC       TRANSAMERICA         TOLIC          TRANSAMERICA        CAPITAL
                                                      JANUS       CONVERTIBLE       TRANSAMERICA         GROWTH           GUARDIAN
                                                     BALANCED      SECURITIES          EQUITY         OPPORTUNITIES        VALUE
                                                    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                    ----------     ----------        ----------        ----------        ----------
ASSETS:

             Investment in securities:

                             Number of shares ..           2              2               12                  2                2
                                                      ======         ======           ======             ======           ======
                             Cost ..............      $   25         $   25           $  180             $   27           $   25
                                                      ======         ======           ======             ======           ======
             Investment, at net asset value ....      $   24         $   23           $  147             $   22           $   20
             Dividend receivable ...............           0              0                0                  0                0
             Transfers receivable from depositor           0              0               16                  0                0
                                                      ------         ------           ------             ------           ------
                             Total assets ......          24             23              163                 22               20
                                                      ------         ------           ------             ------           ------
LIABILITIES:

             Accrued expenses ..................           0              0                0                  0                0
             Transfers payable to depositor ....           0              0                0                  0                0
                                                      ------         ------           ------             ------           ------
                             Total liabilities .           0              0                0                  0                0
                                                      ------         ------           ------             ------           ------
                             Net assets ........      $   24         $   23           $  163             $   22           $   20
                                                      ======         ======           ======             ======           ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............      $    0         $    0           $  150             $    2           $    0
             Depositor's equity ................          24             23               13                 20               20
                                                      ------         ------           ------             ------           ------
                             Net assets
                             applicable to units
                             outstanding .......      $   24         $   23           $  163             $   22           $   20
                                                      ======         ======           ======             ======           ======


             Policy owners' units ..............           0              0               28                  0                0
             Depositor's units .................           3              3                3                  3                3
                                                      ------         ------           ------             ------           ------
                             Units outstanding .           3              3               31                  3                3
                                                      ======         ======           ======             ======           ======
                             Accumulation unit
                             value .............      $ 9.43         $ 9.26           $ 5.31             $ 7.92           $ 7.91
                                                      ======         ======           ======             ======           ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                            TOLIC                                  TOLIC
                                                        TRANSAMERICA            TOLIC             CAPITAL
                                                       U.S. GOVERNMENT       J.P. MORGAN         GUARDIAN
                                                         SECURITIES         ENHANCED INDEX      U.S. EQUITY
                                                         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                         ----------           ----------        ----------
ASSETS:

             Investment in securities:

                             Number of shares ..                  2                   2                5
                                                             ======              ======           ======
                             Cost ..............             $   25              $   25           $   37
                                                             ======              ======           ======
             Investment, at net asset value ....             $   26              $   20           $   35
             Dividend receivable ...............                  0                   0                0
             Transfers receivable from depositor                  0                   0                0
                                                             ------              ------           ------
                             Total assets ......                 26                  20               35
                                                             ------              ------           ------
LIABILITIES:

             Accrued expenses ..................                  0                   0                0
             Transfers payable to depositor ....                  0                   0                0
                                                             ------              ------           ------
                             Total liabilities .                  0                   0                0
                                                             ------              ------           ------
                             Net assets ........             $   26              $   20           $   35
                                                             ======              ======           ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............             $    0              $    0           $   15
             Depositor's equity ................                 26                  20               20
                                                             ------              ------           ------
                             Net assets
                             applicable to units
                             outstanding .......             $   26              $   20           $   35
                                                             ======              ======           ======


             Policy owners' units ..............                  0                   0                2
             Depositor's units .................                  3                   3                3
                                                             ------              ------           ------
                             Units outstanding .                  3                   3                5
                                                             ======              ======           ======
                             Accumulation unit
                             value .............             $10.47              $ 8.11           $ 8.04
                                                             ======              ======           ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                       FIDELITY VIP
                                                          GROWTH          FIDELITY VIP      FIDELITY VIP
                                                       OPPORTUNITIES      CONTRAFUND(R)     EQUITY-INCOME
                                                        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        ----------         ----------        ----------
ASSETS:

             Investment in securities:

                             Number of shares ..                  5               3                 2
                                                             ======          ======            ======
                             Cost ..............             $   82          $   54            $   47
                                                             ======          ======            ======
             Investment, at net asset value ....             $   62          $   49            $   38
             Dividend receivable ...............                  0               0                 0
             Transfers receivable from depositor                  0               0                 0
                                                             ------          ------            ------
                             Total assets ......                 62              49                38
                                                             ------          ------            ------
LIABILITIES:

             Accrued expenses ..................                  0               0                 0
             Transfers payable to depositor ....                  0               0                 0
                                                             ------          ------            ------
                             Total liabilities .                  0               0                 0
                                                             ------          ------            ------
                             Net assets ........             $   62          $   49            $   38
                                                             ======          ======            ======
NET ASSETS CONSISTS OF:

             Policy owners' equity .............             $   48          $   31            $   17
             Depositor's equity ................                 14              18                21
                                                             ------          ------            ------
                             Net assets
                             applicable to units
                             outstanding .......             $   62          $   49            $   38
                                                             ======          ======            ======


             Policy owners' units ..............                  8               4                 2
             Depositor's units .................                  3               3                 3
                                                             ------          ------            ------
                             Units outstanding .                 11               7                 5
                                                             ======          ======            ======
                             Accumulation unit
                             value .............             $ 5.60          $ 7.29            $ 8.48
                                                             ======          ======            ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                                                                        TOLIC
                                                                TOLIC        TOLIC       TOLIC          LKCM            TOLIC
                                                             TRANSAMERICA    AEGON       JANUS       STRATEGIC       VAN KAMPEN
                                                             MONEY MARKET     BOND       GROWTH     TOTAL RETURN   EMERGING GROWTH
                                                              SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                              ----------   ----------  ----------    ----------      ----------
INVESTMENT INCOME:

           Dividend income ................................      $    2       $    2       $    0       $    1         $    0
                                                                 ------       ------       ------       ------         ------
EXPENSES:

           Mortality and expense risk .....................           1            0            1            0              0
                                                                 ------       ------       ------       ------         ------
                        Net investment income (loss) ......           1            2           (1)           1              0
                                                                 ------       ------       ------       ------         ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities .....................................           0            0          (23)          (1)           (33)

           Realized gain distributions ....................           0            0            0            0              0
           Change in unrealized appreciation (depreciation)           0            2          (13)          (3)             8
                                                                 ------       ------       ------       ------         ------
                        Net gain (loss) on investment
                        securities ........................           0            2          (36)          (4)           (25)
                                                                 ------       ------       ------       ------         ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...      $    1       $    4       $  (37)      $   (3)        $  (25)
                                                                 ======       ======       ======       ======         ======





                                                               TOLIC       TOLIC        TOLIC                         TOLIC
                                                               ALGER     FEDERATED   TRANSAMERICA     TOLIC         AMERICAN
                                                             AGGRESSIVE   GROWTH &      VALUE        PBHG/NWQ        CENTURY
                                                               GROWTH      INCOME      BALANCED    VALUE SELECT   INTERNATIONAL
                                                             SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                             ----------  ----------   ----------    ----------     ----------
INVESTMENT INCOME:

           Dividend income ................................   $    0       $    6       $    3        $    1         $    0
                                                              ------       ------       ------        ------         ------
EXPENSES:

           Mortality and expense risk .....................        0            1            1             0              0
                                                              ------       ------       ------        ------         ------
                        Net investment income (loss) ......        0            5            2             1              0
                                                              ------       ------       ------        ------         ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities .....................................       (9)           2          (16)            0             (2)

           Realized gain distributions ....................        0            1            3             0              0
           Change in unrealized appreciation (depreciation)      (10)         (10)          (5)           (5)            (8)
                                                              ------       ------       ------        ------         ------
                        Net gain (loss) on investment
                        securities ........................      (19)          (7)         (18)           (5)           (10)
                                                              ------       ------       ------        ------         ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...   $  (19)      $   (2)      $  (16)       $   (4)        $  (10)
                                                              ======       ======       ======        ======         ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)


                                                                                         TOLIC
                                                                            TOLIC       CLARION
                                                                TOLIC       THIRD         REAL        TOLIC        TOLIC
                                                                 GE         AVENUE       ESTATE      MARSICO       MUNDER
                                                             U.S. EQUITY    VALUE      SECURITIES     GROWTH       NET50
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             ----------   ----------   ----------   ----------   ----------
INVESTMENT INCOME:

           Dividend income ................................   $    0       $    1        $    1       $    0        $    0
EXPENSES:

           Mortality and expense risk .....................        0            0             1            0             0
                                                              ------       ------        ------       ------        ------
                        Net investment income (loss) ......        0            1             0            0             0
                                                              ------       ------        ------       ------        ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities ....................................        (3)           0             1           (2)           (1)

           Realized gain distributions ....................        0            1             0            0             0
           Change in unrealized appreciation (depreciation)       (6)          (8)            0           (6)           (7)
                                                              ------       ------        ------       ------        ------
                        Net gain (loss) on investment
                        securities ........................       (9)          (7)            1           (8)           (8)
                                                              ------       ------        ------       ------        ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...   $   (9)      $   (6)       $    1       $   (8)       $   (8)
                                                              ======       ======        ======       ======        ======

                                                                                                            TOLIC
                                                                  TOLIC           TOLIC        TOLIC         PBHG           TOLIC
                                                              T. ROWE PRICE   T. ROWE PRICE   SALOMON      MID CAP         DREYFUS
                                                             DIVIDEND GROWTH    SMALL CAP     ALL CAP       GROWTH         MID CAP
                                                               SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                               ----------      ----------    ----------   ----------      ----------
INVESTMENT INCOME:

           Dividend income ................................        $    0        $    0        $    1         $    0        $    0
EXPENSES:

           Mortality and expense risk .....................             0             0             1              0             0
                                                                   ------        ------        ------         ------        ------
                        Net investment income (loss) ......             0             0             0              0             0
                                                                   ------        ------        ------         ------        ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities ......................................            0            (5)          (28)            (7)           (2)

           Realized gain distributions ....................             0             0             0              0             0
           Change in unrealized appreciation (depreciation)            (5)           (3)            4            (12)           (7)
                                                                   ------        ------        ------         ------        ------
                        Net gain (loss) on investment
                        securities ........................            (5)           (8)          (24)           (19)           (9)
                                                                   ------        ------        ------         ------        ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...        $   (5)       $   (8)       $  (24)        $  (19)       $   (9)
                                                                   ======        ======        ======         ======        ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                               TOLIC         TOLIC        TOLIC         TOLIC
                                                             VALUE LINE      GREAT        GREAT         GREAT         TOLIC
                                                             AGGRESSIVE   COMPANIES -  COMPANIES -   COMPANIES -  GABELLI GLOBAL
                                                               GROWTH      AMERICA(SM) TECHNOLOGY(SM)  GLOBAL(2)        GROWTH
                                                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                             ----------   ----------    ----------   ----------     ----------
INVESTMENT INCOME:

           Dividend income ................................     $    0        $    0       $    0       $    0       $    0
EXPENSES:

           Mortality and expense risk .....................          0             0            0            0            0
                                                                ------        ------       ------       ------       ------
                        Net investment income (loss) ......          0             0            0            0            0
                                                                ------        ------       ------       ------       ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities .....................................          0            (1)          (4)           0           (4)

           Realized gain distributions ....................          0             0            0            0            0
           Change in unrealized appreciation (depreciation)         (5)           (7)          (5)          (4)          (3)
                                                                ------        ------       ------       ------       ------
                        Net gain (loss) on investment
                        securities ........................         (5)           (8)          (9)          (4)          (7)
                                                                ------        ------       ------       ------       ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...     $   (5)       $   (8)      $   (9)      $   (4)      $   (7)
                                                                ======        ======       ======       ======       ======


                                                                 TOLIC          TOLIC           TOLIC                TOLIC
                                                             CONSERVATIVE     MODERATE        MODERATELY          AGGRESSIVE
                                                                 ASSET          ASSET      AGGRESSIVE ASSET          ASSET
                                                              ALLOCATION     ALLOCATION       ALLOCATION          ALLOCATION
                                                             SUBACCOUNT(1)  SUBACCOUNT(1)   SUBACCOUNT(1)        SUBACCOUNT(1)
                                                             -------------  -------------   -------------        -------------
INVESTMENT INCOME:

           Dividend income ................................    $    0           $    0           $    0               $    0
EXPENSES:

           Mortality and expense risk .....................         0                0                0                    0
                                                               ------           ------           ------               ------
                        Net investment income (loss) ......         0                0                0                    0
                                                               ------           ------           ------               ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities .....................................         0                0                0                    0

           Realized gain distributions ....................         0                0                0                    0
           Change in unrealized appreciation (depreciation)        (2)              (3)              (4)                  (5)
                                                               ------           ------           ------               ------
                        Net gain (loss) on investment
                        securities ........................        (2)              (3)              (4)                  (5)

                                                               ------           ------           ------               ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...    $   (2)          $   (3)          $   (4)              $   (5)
                                                               ======           ======           ======               ======


                                                      [Additional columns below]

[Continued from above table, first column(s) repeated]


                                                                       TOLIC
                                                                       PIMCO
                                                                       TOTAL
                                                                      RETURN
                                                                   SUBACCOUNT(1)
                                                                   -------------

INVESTMENT INCOME:

           Dividend income ................................             $0
EXPENSES:
           Mortality and expense risk .....................              0
                                                                        --
                        Net investment income (loss) ......              0
                                                                        --
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities .....................................              0

           Realized gain distributions ....................              0
           Change in unrealized appreciation (depreciation)              1
                                                                        --
                        Net gain (loss) on investment
                        securities ........................              1
                                                                        --
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...             $1
                                                                        ==


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                                           TOLIC                         TOLIC           TOLIC
                                                            TOLIC      TRANSAMERICA      TOLIC       TRANSAMERICA       CAPITAL
                                                            JANUS       CONVERTIBLE   TRANSAMERICA      GROWTH         GUARDIAN
                                                          BALANCED      SECURITIES       EQUITY      OPPORTUNITIES       VALUE
                                                        SUBACCOUNT(1)  SUBACCOUNT(1)   SUBACCOUNT    SUBACCOUNT(1)   SUBACCOUNT(1)
                                                        -------------  -------------   ----------    -------------   -------------
INVESTMENT INCOME:

    Dividend income ................................     $    0            $    0       $    0            $    0        $    1

EXPENSES:

    Mortality and expense risk .....................          0                 0            1                 0             0
                                                         ------            ------       ------            ------        ------
              Net investment income (loss) .........          0                 0           (1)                0             1
                                                         ------            ------       ------            ------        ------
REALIZED AND UNREALIZED GAIN (LOSS):

    Net realized gain (loss) on sale of investment
    securities .....................................          0                 0          (19)                0            (1)

    Realized gain distributions ....................          0                 0            0                 0             0
    Change in unrealized appreciation (depreciation)         (1)               (2)         (19)               (5)           (5)
                                                         ------            ------       ------            ------        ------
               Net gain (loss) on investment
               securities ..........................         (1)               (2)         (38)               (5)           (6)
                                                         ------            ------       ------            ------        ------
                           Net increase
                           (decrease) in net
                           assets resulting
                           from operations .........     $   (1)           $   (2)      $  (39)           $   (5)       $   (5)
                                                         ======            ======       ======            ======        ======

                                                                       TOLIC                                   TOLIC
                                                                   TRANSAMERICA            TOLIC              CAPITAL
                                                                  U.S. GOVERNMENT       J.P. MORGAN          GUARDIAN
                                                                    SECURITIES         ENHANCED INDEX       U.S. EQUITY
                                                                   SUBACCOUNT(1)       SUBACCOUNT(1)       SUBACCOUNT(1)
                                                                   -------------       -------------       -------------
INVESTMENT INCOME:

           Dividend income ................................             $    0            $    0             $    0
EXPENSES:

           Mortality and expense risk .....................                  0                 0                  0
                                                                        ------            ------             ------
                        Net investment income (loss) ......                  0                 0                  0
                                                                        ------            ------             ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities .....................................                  0                 0                 (1)

           Realized gain distributions ....................                  0                 0                  0
           Change in unrealized appreciation (depreciation)                  1                (5)                (2)
                                                                        ------            ------             ------
                        Net gain (loss) on investment
                        securities ........................                  1                (5)                (3)

                                                                        ------            ------             ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...             $    1            $   (5)            $   (3)
                                                                        ======            ======             ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                                  FIDELITY VIP
                                                                     GROWTH          FIDELITY VIP        FIDELITY VIP
                                                                  OPPORTUNITIES      CONTRAFUND(R)       EQUITY-INCOME
                                                                   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                                   ----------         ----------          ----------
INVESTMENT INCOME:

           Dividend income ................................             $    0            $    0            $    1
EXPENSES:

           Mortality and expense risk .....................                  1                 0                 0
                                                                        ------            ------            ------
                        Net investment income (loss) ......                 (1)                0                 1
                                                                        ------            ------            ------
REALIZED AND UNREALIZED GAIN (LOSS):

           Net realized gain (loss) on sale of investment
           securities .....................................                 (2)               (5)               (2)

           Realized gain distributions ....................                  0                 0                 1
           Change in unrealized appreciation (depreciation)                (14)                0                (8)
                                                                        ------            ------            ------
                        Net gain (loss) on investment
                        securities ........................                (16)               (5)               (9)
                                                                        ------            ------            ------
                                        Net increase
                                        (decrease) in net
                                        assets resulting
                                        from operations ...             $  (17)           $   (5)           $   (8)
                                                                        ======            ======            ======


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                         TOLIC               TOLIC
                                                      TRANSAMERICA           AEGON              TOLIC
                                                      MONEY MARKET            BOND           JANUS GROWTH
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                     ----------------      -----------     --------------
                                                       DECEMBER 31,        DECEMBER 31,      DECEMBER 31,
                                                     ----------------      -----------     --------------
                                                     2002       2001       2002    2001    2002       2001
                                                     ----       ----       ----    ----    ----       ----
OPERATIONS:
             Net investment income (loss) ......     $   1      $   2      $ 2     $ 0     $  (1)     $   0
             Net gain (loss) on investment
             securities ........................         0          0        2       2       (36)       (26)

                                                     -----      -----      ---     ---     -----      -----
             Net increase (decrease) in net
             assets resulting from operations ..         1          2        4       2       (37)       (26)
                                                     -----      -----      ---     ---     -----      -----
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................        65        125       12       9        70        121
                                                     -----      -----      ---     ---     -----      -----
             Less cost of units redeemed:

                             Administrative
                             charges ...........        24         18        2       0        17         15
                             Policy loans ......         0          0        0       0         0          0
                             Surrender benefits          2          1        0       0         6          2
                             Death benefits ....         0          0        0       0         0          0
                                                     -----      -----      ---     ---     -----      -----
                                                        26         19        2       0        23         17
                                                     -----      -----      ---     ---     -----      -----
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions ......        39        106       10       9        47        104

                                                     -----      -----      ---     ---     -----      -----
                             Net increase
                             (decrease) in net
                             assets ............        40        108       14      11        10         78

             Depositor's equity contribution
             (net redemption) ..................         0        (26)       0       0         0          0
NET ASSETS:

             Beginning of year .................       108         26       40      29        98         20
                                                     -----      -----      ---     ---     -----      -----
             End of year .......................     $ 148      $ 108      $54     $40     $ 108      $  98
                                                     =====      =====      ===     ===     =====      =====
UNIT ACTIVITY:

             Units outstanding - beginning of
             year ..............................        10          3        4       3        20          3

             Units issued ......................         9         15        1       1        21         25
             Units redeemed ....................        (5)        (8)       0       0       (10)        (8)
                                                     -----      -----      ---     ---     -----      -----
             Units outstanding - end of year ...        14         10        5       4        31         20
                                                     =====      =====      ===     ===     =====      =====


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED

(ALL AMOUNTS IN THOUSANDS)


                                                         TOLIC                                  TOLIC
                                                         LKCM                TOLIC              ALGER
                                                       STRATEGIC           VAN KAMPEN         AGGRESSIVE
                                                      TOTAL RETURN       EMERGING GROWTH        GROWTH
                                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                     ---------------     ---------------     --------------
                                                       DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                     ---------------     ---------------     --------------
                                                     2002      2001      2002      2001      2002      2001
                                                     ----      ----      ----      ----      ----      ----


OPERATIONS:

             Net investment income (loss) ......     $  1      $  0      $  0      $  0      $  0      $  0
             Net gain (loss) on investment
             securities ........................       (4)       (1)      (25)      (19)      (19)       (6)

                                                     ----      ----      ----      ----      ----      ----
             Net increase (decrease) in net
             assets resulting from operations ..       (3)       (1)      (25)      (19)      (19)       (6)
                                                     ----      ----      ----      ----      ----      ----
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................        1         2        41        79        17        36
                                                     ----      ----      ----      ----      ----      ----
             Less cost of units redeemed:

                             Administrative
                             charges ...........        1         1        10        10         6         6
                             Policy loans ......        0         0         0         0         0         0
                             Surrender benefits         1         0        26         3         3         2
                             Death benefits ....        0         0         0         0         0         0
                                                     ----      ----      ----      ----      ----      ----
                                                        2         1        36        13         9         8
                                                     ----      ----      ----      ----      ----      ----
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions ......       (1)        1         5        66         8        28

                                                     ----      ----      ----      ----      ----      ----
                             Net increase
                             (decrease) in net
                             assets ............       (4)        0       (20)       47       (11)       22
             Depositor's equity contribution
             (net redemption) ..................        0         0         0         0         0         0
NET ASSETS:
             Beginning of year .................       26        26        71        24        50        28
                                                     ----      ----      ----      ----      ----      ----
             End of year .......................     $ 22      $ 26      $ 51      $ 71      $ 39      $ 50
                                                     ====      ====      ====      ====      ====      ====
UNIT ACTIVITY:

             Units outstanding - beginning of
             year ..............................        3         3        14         3         9         4
             Units issued ......................        0         0        23        19         5         7
             Units redeemed ....................        0         0       (22)       (8)       (4)       (2)
                                                     ----      ----      ----      ----      ----      ----
             Units outstanding - end of year ...        3         3        15        14        10         9
                                                     ====      ====      ====      ====      ====      ====


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                           TOLIC               TOLIC               TOLIC
                                                         FEDERATED          TRANSAMERICA          PBHG/NWQ
                                                      GROWTH & INCOME      VALUE BALANCED       VALUE SELECT
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                     ------------------   ---------------      ---------------
                                                         DECEMBER 31,      DECEMBER 31,          DECEMBER 31,
                                                     ------------------   ---------------      ---------------
                                                     2002       2001      2002       2001      2002      2001
                                                     ----       ----      ----       ----      ----      ----



OPERATIONS:

             Net investment income (loss) ......     $   5      $  1      $   2      $ (1)     $  1      $  0
             Net gain (loss) on investment
             securities ........................        (7)        5        (18)        1        (5)       (1)
                                                     -----      ----      -----      ----      ----      ----
             Net increase (decrease) in net
             assets resulting from operations ..        (2)        6        (16)        0        (4)       (1)
                                                     -----      ----      -----      ----      ----      ----
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................        51        32        113         6         3         2
                                                     -----      ----      -----      ----      ----      ----
             Less cost of units redeemed:

                             Administrative ....         6         2         10         0         1         0
                             charges
                             Policy loans ......         0         0          0         0         0         0
                             Surrender benefits          3         0         15         0         0         0
                             Death benefits ....         0         0          0         0         0         0
                                                     -----      ----      -----      ----      ----      ----
                                                         9         2         25         0         1         0
                                                     -----      ----      -----      ----      ----      ----
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions ......        42        30         88         6         2         2

                                                     -----      ----      -----      ----      ----      ----


                             Net increase
                             (decrease) in net
                             assets ............        40        36         72         6        (2)        1

             Depositor's equity contribution
             (net redemption) ..................         0         0          0         0         0         0
NET ASSETS:

             Beginning of year .................        67        31         34        28        28        27
                                                     -----      ----      -----      ----      ----      ----
             End of year .......................     $ 107      $ 67      $ 106      $ 34      $ 26      $ 28
                                                     =====      ====      =====      ====      ====      ====
UNIT ACTIVITY:

             Units outstanding - beginning of ..
             year ..............................         5         3          3         3         3         3

             Units issued ......................         3         3         14         1         0         0
             Units redeemed ....................        (1)       (1)        (6)       (1)        0         0
                                                     -----      ----      -----      ----      ----      ----
             Units outstanding - end of year ...         7         5         11         3         3         3
                                                     =====      ====      =====      ====      ====      ====


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED

(ALL AMOUNTS IN THOUSANDS)


                                                          TOLIC              TOLIC              TOLIC
                                                     AMERICAN CENTURY          GE               THIRD
                                                      INTERNATIONAL       U.S. EQUITY        AVENUE VALUE
                                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT

                                                     ----------------    ----------------    ---------------
                                                      DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                     ----------------    ----------------    ---------------
                                                     2002      2001      2002      2001      2002      2001
                                                     ----      ----      ----      ----      ----      ----
OPERATIONS:
             Net investment income (loss) ......     $  0      $  1      $  0      $  0      $  1      $ 0
             Net gain (loss) on investment
             securities ........................      (10)      (10)       (9)       (4)       (7)       2

                                                     ----      ----      ----      ----      ----      ---
             Net increase (decrease) in net
             assets resulting from operations ..      (10)       (9)       (9)       (4)       (6)       2
                                                     ----      ----      ----      ----      ----      ---
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................       16        23        (2)       21        12       14
                                                     ----      ----      ----      ----      ----      ---
             Less cost of units redeemed:

                             Administrative
                             charges ...........        1         2         1         1         2        1
                             Policy loans ......        0         0         0         0         0        0
                             Surrender benefits         1         0         0         0         1        0
                             Death benefits ....        0         0         0         0         0        0
                                                     ----      ----      ----      ----      ----      ---
                                                        2         2         1         1         3        1
                                                     ----      ----      ----      ----      ----      ---
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions ......       14        21        (3)       20         9       13
                                                     ----      ----      ----      ----      ----      ---
                             Net increase
                             (decrease) in net
                             assets ............        4        12       (12)       16         3       15
             Depositor's equity contribution
             (net redemption) ..................        0         0         0         0         0        0
NET ASSETS:
             Beginning of year .................       35        23        41        25        43       28
                                                     ----      ----      ----      ----      ----      ---
             End of year .......................     $ 39      $ 35      $ 29      $ 41      $ 46      $43
                                                     ====      ====      ====      ====      ====      ===
UNIT ACTIVITY:
             Units outstanding - beginning of
             year ..............................        5         3         5         3         4        3
             Units issued ......................        3         2         0         2         1        1
             Units redeemed ....................        0         0        (1)        0         0        0
                                                     ----      ----      ----      ----      ----      ---
             Units outstanding - end of year ...        8         5         4         5         5        4
                                                     ====      ====      ====      ====      ====      ===


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                         TOLIC
                                                        CLARION          TOLIC              TOLIC
                                                      REAL ESTATE       MARSICO             MUNDER
                                                       SECURITIES        GROWTH              NET50
                                                       SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
                                                     ------------    --------------      --------------
                                                     DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                                                     ------------    --------------      --------------
                                                     2002    2001    2002      2001      2002      2001
                                                     ----    ----    ----      ----      ----      ----


OPERATIONS:

             Net investment income (loss) ......     $ 0     $ 1     $  0      $  0      $  0      $  0
             Net gain (loss) on investment
             securities ........................       1       2       (8)       (4)       (8)       (6)
                                                     ---     ---     ----      ----      ----      ----
             Net increase (decrease) in net
             assets resulting from operations ..       1       3       (8)       (4)       (8)       (6)
                                                     ---     ---     ----      ----      ----      ----
CAPITAL UNIT TRANSACTIONS:
             Proceeds from units sold
             (transferred) .....................       2       5       19         8         2         1
                                                     ---     ---     ----      ----      ----      ----
             Less cost of units redeemed:
                             Administrative
                             charges ...........       1       0        6         2         0         1
                             Policy loans ......       0       0        0         0         0         0
                             Surrender benefits        0       0        0         0         0         0
                             Death benefits ....       0       0        0         0         0         0
                                                     ---     ---     ----      ----      ----      ----
                                                       1       0        6         2         0         1
                                                     ---     ---     ----      ----      ----      ----
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions ......       1       5       13         6         2         0

                                                     ---     ---     ----      ----      ----      ----
                             Net increase
                             (decrease) in net
                             assets ............       2       8        5         2        (6)       (6)
             Depositor's equity contribution
             (net redemption) ..................       0       0        0         0         0         0
NET ASSETS:
             Beginning of year .................      37      29       25        23        19        25
                                                     ---     ---     ----      ----      ----      ----
             End of year .......................     $39     $37     $ 30      $ 25      $ 13      $ 19
                                                     ===     ===     ====      ====      ====      ====
UNIT ACTIVITY:
             Units outstanding - beginning of
             year ..............................       3       3        3         3         3         3
             Units issued ......................       0       0        3         1         0         0
             Units redeemed ....................       0       0       (1)       (1)        0         0
                                                     ---     ---     ----      ----      ----      ----
             Units outstanding - end of year ...       3       3        5         3         3         3
                                                     ===     ===     ====      ====      ====      ====


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                            TOLIC                     TOLIC                     TOLIC
                                                        T. ROWE PRICE             T. ROWE PRICE                SALOMON
                                                       DIVIDEND GROWTH              SMALL CAP                  ALL CAP
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                    ---------------------     ---------------------     ---------------------
                                                         DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                    ---------------------     ---------------------     ---------------------
                                                      2002         2001         2002         2001         2002         2001
                                                    --------     --------     --------     --------     --------     --------


OPERATIONS:

             Net investment income (loss) ......    $      0     $      0     $      0     $      0     $      0     $      1
             Net gain (loss) on investment
             securities ........................          (5)          (1)          (8)          (1)         (24)          (3)
                                                    --------     --------     --------     --------     --------     --------
             Net increase (decrease) in net               (5)          (1)          (8)          (1)         (24)          (2)
             assets resulting from operations...
                                                    --------     --------     --------     --------     --------     --------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred)......................           1            1            0            6           33           65
                                                    --------     --------     --------     --------     --------     --------
             Less cost of units redeemed:

                             Administrative
                             charges ...........           0            1            1            1            9            9
                             Policy loans ......           0            0            0            0            0            0
                             Surrender benefits            0            0            0            0           28            2
                             Death benefits ....           0            0            0            0            0            0
                                                    --------     --------     --------     --------     --------     --------
                                                           0            1            1            1           37           11
                                                    --------     --------     --------     --------     --------     --------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions .....            1            0           (1)           5           (4)          54
                                                    --------     --------     --------     --------     --------     --------
                             Net increase
                             (decrease) in net
                             assets ............          (4)          (1)          (9)           4          (28)          52

             Depositor's equity contribution
             (net redemption) ..................           0            0            0            0            0            0
NET ASSETS:

             Beginning of year .................          26           27           26           22           80           28
                                                    --------     --------     --------     --------     --------     --------
             End of year .......................    $     22     $     26     $     17     $     26     $     52     $     80
                                                    ========     ========     ========     ========     ========     ========
UNIT ACTIVITY:

             Units outstanding - beginning of
             year ..............................           3            3            3            3            8            3

             Units issued ......................           0            0            1            0           11           10
             Units redeemed ....................           0            0           (1)           0          (12)          (5)
                                                    --------     --------     --------     --------     --------     --------
             Units outstanding - end of year ...           3            3            3            3            7            8
                                                    ========     ========     ========     ========     ========     ========


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                            TOLIC                     TOLIC                     TOLIC
                                                            PBHG                     DREYFUS                 VALUE LINE
                                                       MID CAP GROWTH                MID CAP              AGGRESSIVE GROWTH
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                    ---------------------     ---------------------     ---------------------
                                                         DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                    ---------------------     ---------------------     ---------------------
                                                      2002         2001         2002         2001         2002         2001
                                                    --------     --------     --------     --------     --------     --------

OPERATIONS:

             Net investment income (loss) ......    $      0     $      0     $      0     $      0     $      0     $     (1)
             Net gain (loss) on investment
             securities ........................         (19)         (10)          (9)          (1)          (5)          (1)
                                                    --------     --------     --------     --------     --------     --------
             Net increase (decrease) in net
             assets resulting from operations ..         (19)         (10)          (9)          (1)          (5)          (2)
                                                    --------     --------     --------     --------     --------     --------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................          26           39            5           28            0            1
                                                    --------     --------     --------     --------     --------     --------
             Less cost of units redeemed:

                             Administrative
                             charges ...........           3            2            2            3            0            0
                             Policy loans ......           0            0            0            0            0            0
                             Surrender benefits            0            0            0            0            0            0
                             Death benefits ....           0            0            0            0            0            0
                                                    --------     --------     --------     --------     --------     --------
                                                           3            2            2            3            0            0
                                                    --------     --------     --------     --------     --------     --------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions .......         23           37            3           25            0            1
                                                    --------     --------     --------     --------     --------     --------

                             Net increase
                             (decrease) in net
                             assets ............           4           27           (6)          24           (5)          (1)

             Depositor's equity contribution
             (net redemption) ..................           0            0            0            0            0            0
NET ASSETS:

             Beginning of year .................          48           21           50           26           21           22
                                                    --------     --------     --------     --------     --------     --------
             End of year .......................    $     52     $     48     $     44     $     50     $     16     $     21
                                                    ========     ========     ========     ========     ========     ========
UNIT ACTIVITY:

             Units outstanding - beginning of
             year ..............................           9            3            5            3            3            3
             Units issued ......................           6            7            1            4            0            0
             Units redeemed ....................          (1)          (1)          (1)          (2)           0            0
                                                    --------     --------     --------     --------     --------     --------
             Units outstanding - end of year ...          14            9            5            5            3            3
                                                    ========     ========     ========     ========     ========     ========


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                            TOLIC                     TOLIC                     TOLIC
                                                            GREAT                     GREAT                     GREAT
                                                          COMPANIES -              COMPANIES -                COMPANIES -
                                                          AMERICA(SM)            TECHNOLOGY(SM)                GLOBAL(2)
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                    ---------------------     ---------------------     ---------------------
                                                         DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                    ---------------------     ---------------------     ---------------------
                                                      2002         2001         2002         2001         2002         2001
                                                    --------     --------     --------     --------     --------     --------


OPERATIONS:

             Net investment income (loss) ......    $      0     $     (1)    $      0     $      0     $      0     $      0
             Net gain (loss) on investment
             securities ........................          (8)          (3)          (9)          (8)          (4)          (3)

                                                    --------     --------     --------     --------     --------     --------
             Net increase (decrease) in net
             assets resulting from operations ..          (8)          (4)          (9)          (8)          (4)          (3)
                                                    --------     --------     --------     --------     --------     --------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................           2           16            6           15            0            0
                                                    --------     --------     --------     --------     --------     --------
             Less cost of units redeemed:

                             Administrative
                             charges ...........           2            1            2            2            0            0
                             Policy loans ......           0            0            0            0            0            0
                             Surrender benefits            2            0            0            0            0            0
                             Death benefits ....           0            0            0            0            0            0
                                                    --------     --------     --------     --------     --------     --------
                                                           4            1            2            2            0            0
                                                    --------     --------     --------     --------     --------     --------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions ......          (2)          15            4           13            0            0

                                                    --------     --------     --------     --------     --------     --------


                             Net increase
                             (decrease) in net
                             assets ............         (10)          11           (5)           5           (4)          (3)

             Depositor's equity contribution
             (net redemption) ..................           0            0            0            0            0            0
NET ASSETS:

             Beginning of year .................          40           29           22           17           18           21
                                                    --------     --------     --------     --------     --------     --------
             End of year .......................    $     30     $     40     $     17     $     22     $     14     $     18
                                                    ========     ========     ========     ========     ========     ========
UNIT ACTIVITY:

             Units outstanding - beginning of
             year ..............................           4            3            5            3            3            3
             Units issued ......................           1            2            2            3            0            0
             Units redeemed ....................          (1)          (1)           0           (1)           0            0
                                                    --------     --------     --------     --------     --------     --------
             Units outstanding - end of year ...           4            4            7            5            3            3
                                                    ========     ========     ========     ========     ========     ========


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                            TOLIC                     TOLIC                     TOLIC
                                                           GABELLI                 CONSERVATIVE               MODERATE
                                                        GLOBAL GROWTH           ASSET ALLOCATION          ASSET ALLOCATION
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                    ---------------------     ---------------------     ---------------------
                                                         DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                    ---------------------     ---------------------     ---------------------
                                                      2002         2001              2002(1)                   2002(1)
                                                    --------     --------            --------                  --------


OPERATIONS:

             Net investment income (loss) ......    $      0     $      0            $      0                  $      0
             Net gain (loss) on investment
             securities.........................          (7)          (3)                 (2)                       (3)

                                                    --------     --------            --------                  --------
             Net increase (decrease) in net
             assets resulting from operations...          (7)          (3)                 (2)                       (3)
                                                    --------     --------            --------                  --------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred)......................           5           24                   0                         0
                                                    --------     --------            --------                  --------
             Less cost of units redeemed:

                             Administrative
                             charges............           3            3                   0                         0
                             Policy loans ......           0            0                   0                         0
                             Surrender benefits            3            0                   0                         0
                             Death benefits ....           0            0                   0                         0
                                                    --------     --------            --------                  --------
                                                           6            3                   0                         0
                                                    --------     --------            --------                  --------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions.......          (1)          21                   0                         0

                                                    --------     --------            --------                  --------


                             Net increase
                             (decrease) in net
                             assets.............          (8)          18                  (2)                       (3)

             Depositor's equity contribution
             (net redemption)...................           0            0                  25                        25

NET ASSETS:

             Beginning of year .................          42           24                   0                         0
                                                    --------     --------            --------                  --------
             End of year .......................    $     34     $     42            $     23                  $     22
                                                    ========     ========            ========                  ========
UNIT ACTIVITY:

             Units outstanding - beginning of
             year...............................           5            3                   0                         0

             Units issued ......................           2            4                   3                         3
             Units redeemed ....................          (2)          (2)                  0                         0
                                                    --------     --------            --------                  --------
             Units outstanding - end of year ...           5            5                   3                         3
                                                    ========     ========            ========                  ========


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                       TOLIC
                                                     MODERATELY            TOLIC               TOLIC              TOLIC
                                                     AGGRESSIVE          AGGRESSIVE            PIMCO              JANUS
                                                  ASSET ALLOCATION    ASSET ALLOCATION      TOTAL RETURN         BALANCED
                                                     SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                    ------------        ------------        ------------       ------------
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                    ------------        ------------        ------------       ------------
                                                       2002(1)             2002(1)             2002(1)            2002(1)
                                                    ------------        ------------        ------------       ------------


OPERATIONS:

             Net investment income (loss) ......    $          0        $          0        $          0       $          0
             Net gain (loss) on investment
             securities ........................              (4)                 (5)                  1                 (1)

                                                    ------------        ------------        ------------       ------------
             Net increase (decrease) in net
             assets resulting from operations...              (4)                 (5)                  1                 (1)
                                                    ------------        ------------        ------------       ------------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................               0                   0                   0                  0
                                                    ------------        ------------        ------------       ------------
             Less cost of units redeemed:

                             Administrative
                             charges ...........               0                   0                   0                  0
                             Policy loans ......               0                   0                   0                  0
                             Surrender benefits                0                   0                   0                  0
                             Death benefits ....               0                   0                   0                  0
                                                    ------------        ------------        ------------       ------------
                                                               0                   0                   0                  0
                                                    ------------        ------------        ------------       ------------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions ......               0                   0                   0                  0
                                                    ------------        ------------        ------------       ------------


                             Net increase
                             (decrease) in net
                             assets ............              (4)                 (5)                  1                 (1)

             Depositor's equity contribution
             (net redemption) ..................              25                  25                  25                 25
NET ASSETS:

             Beginning of year .................               0                   0                   0                  0
                                                    ------------        ------------        ------------       ------------
             End of year .......................    $         21        $         20        $         26       $         24
                                                    ============        ============        ============       ============
UNIT ACTIVITY:

             Units outstanding - beginning of
             year ..............................               0                   0                   0                  0

             Units issued ......................               3                   3                   3                  3
             Units redeemed ....................               0                   0                   0                  0
                                                    ------------        ------------        ------------       ------------
             Units outstanding - end of year ...               3                   3                   3                  3
                                                    ============        ============        ============       ============


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                       TOLIC                                           TOLIC
                                                   TRANSAMERICA              TOLIC                 TRANSAMERICA
                                                   CONVERTIBLE           TRANSAMERICA                 GROWTH
                                                    SECURITIES              EQUITY                 OPPORTUNITIES
                                                    SUBACCOUNT            SUBACCOUNT                SUBACCOUNT
                                                   ------------    -------------------------       -------------
                                                   DECEMBER 31,           DECEMBER 31,             DECEMBER 31,
                                                   ------------    -------------------------       ------------
                                                      2002(1)         2002           2001              2002(1)
                                                    ----------     ----------     ----------        ----------


OPERATIONS:

             Net investment income (loss) ......    $        0     $       (1)    $        0        $        0
             Net gain (loss) on investment
             securities ........................            (2)           (38)           (18)               (5)

                                                    ----------     ----------     ----------        ----------
             Net increase (decrease) in net
             assets resulting from operations ..            (2)           (39)           (18)               (5)
                                                    ----------     ----------     ----------        ----------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred) .....................             0             96            129                 2
                                                    ----------     ----------     ----------        ----------
             Less cost of units redeemed:

                             Administrative
                             charges ...........             0             16             13                 0
                             Policy loans ......             0              0              0                 0
                             Surrender benefits              0              3              1                 0
                             Death benefits ....             0              0              0                 0
                                                    ----------     ----------     ----------        ----------
                                                             0             19             14                 0
                                                    ----------     ----------     ----------        ----------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions .....              0             77            115                 2
                                                    ----------     ----------     ----------        ----------

                             Net increase
                             (decrease) in net
                             assets ............            (2)            38             97                (3)

             Depositor's equity contribution
             (net redemption) ..................            25              0              0                25
NET ASSETS:

             Beginning of year .................             0            125             28                 0
                                                    ----------     ----------     ----------        ----------
             End of year .......................    $       23     $      163     $      125        $       22
                                                    ==========     ==========     ==========        ==========
UNIT ACTIVITY:

             Units outstanding - beginning of
             year ..............................             0             18              3                 0

             Units issued ......................             3             20             20                 3
             Units redeemed ....................             0             (7)            (5)                0
                                                    ----------     ----------     ----------        ----------
             Units outstanding - end of year ...             3             31             18                 3
                                                    ==========     ==========     ==========        ==========


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                       TOLIC               TOLIC              TOLIC               TOLIC
                                                      CAPITAL           TRANSAMERICA       J.P. MORGAN           CAPITAL
                                                      GUARDIAN        U.S. GOVERNMENT        ENHANCED            GUARDIAN
                                                       VALUE             SECURITIES           INDEX            U.S. EQUITY
                                                     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    ------------        ------------       ------------        ------------
                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                    ------------        ------------       ------------        ------------
                                                       2002(1)             2002(1)            2002(1)             2002(1)
                                                    ------------        ------------       ------------        ------------


OPERATIONS:

             Net investment income (loss) .......   $          1        $          0       $          0        $          0
             Net gain (loss) on investment
             securities..........................             (6)                  1                 (5)                 (3)

                                                    ------------        ------------       ------------        ------------
             Net increase (decrease) in net
             assets resulting from operations....             (5)                  1                 (5)                 (3)
                                                    ------------        ------------       ------------        ------------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred).......................              0                   0                  0                  14
                                                    ------------        ------------       ------------        ------------
             Less cost of units redeemed:

                             Administrative
                             charges                           0                   0                  0                   1
                             Policy loans .......              0                   0                  0                   0
                             Surrender benefits..              0                   0                  0                   0
                             Death benefits .....              0                   0                  0                   0
                                                    ------------        ------------       ------------        ------------
                                                               0                   0                  0                   1
                                                    ------------        ------------       ------------        ------------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions........              0                   0                  0                  13

                                                    ------------        ------------       ------------        ------------

                             Net increase
                             (decrease) in net
                             assets..............             (5)                  1                 (5)                 10

             Depositor's equity contribution
             (net redemption)....................             25                  25                 25                  25

NET ASSETS:

             Beginning of year ..................              0                   0                  0                   0
                                                    ------------        ------------       ------------        ------------
             End of year ........................   $         20        $         26       $         20        $         35
                                                    ============        ============       ============        ============
UNIT ACTIVITY:

             Units outstanding - beginning of
             year................................              0                   0                  0                   0
             Units issued .......................              3                   3                  3                   5
             Units redeemed .....................              0                   0                  0                   0
                                                    ------------        ------------       ------------        ------------
             Units outstanding - end of year ....              3                   3                  3                   5
                                                    ============        ============       ============        ============


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)


                                                        FIDELITY VIP
                                                           GROWTH                 FIDELITY VIP              FIDELITY VIP
                                                        OPPORTUNITIES             CONTRAFUND(R)             EQUITY-INCOME
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                    ---------------------     ---------------------     ---------------------
                                                         DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                    ---------------------     ---------------------     ---------------------
                                                      2002         2001         2002         2001         2002         2001
                                                    --------     --------     --------     --------     --------     --------


OPERATIONS:

             Net investment income (loss) ......    $     (1)    $      0     $      0     $      0     $      1     $      0
             Net gain (loss) on investment
             securities.........................         (16)          (4)          (5)          (5)          (9)          (2)

                                                    --------     --------     --------     --------     --------     --------
             Net increase (decrease) in net
             assets resulting from operations...         (17)          (4)          (5)          (5)          (8)          (2)
                                                    --------     --------     --------     --------     --------     --------
CAPITAL UNIT TRANSACTIONS:

             Proceeds from units sold
             (transferred)......................          35           35           16           28           13           16
                                                    --------     --------     --------     --------     --------     --------
             Less cost of units redeemed:

                             Administrative
                             charges............           4            3            3            3            3            2
                             Policy loans ......           0            0            0            0            0            0
                             Surrender benefits.           0            1            2            2            3            0
                             Death benefits ....           0            0            0            0            0            0
                                                    --------     --------     --------     --------     --------     --------
                                                           4            4            5            5            6            2
                                                    --------     --------     --------     --------     --------     --------
                             Increase (decrease)
                             in net assets from
                             capital unit
                             transactions.......          31           31           11           23            7           14
                                                    --------     --------     --------     --------     --------     --------
                             Net increase
                             (decrease) in net
                             assets.............          14           27            6           18           (1)          12

             Depositor's equity contribution
             (net redemption)...................           0            0            0            0            0            0

NET ASSETS:

             Beginning of year .................          48           21           43           25           39           27
                                                    --------     --------     --------     --------     --------     --------
             End of year .......................    $     62     $     48     $     49     $     43     $     38     $     39
                                                    ========     ========     ========     ========     ========     ========
UNIT ACTIVITY:

             Units outstanding - beginning of
             year...............................           7            3            6            3            4            3
             Units issued ......................           5            5            4            4            2            2
             Units redeemed ....................          (1)          (1)          (3)          (1)          (1)          (1)
                                                    --------     --------     --------     --------     --------     --------
             Units outstanding - end of year ...          11            7            7            6            5            4
                                                    ========     ========     ========     ========     ========     ========


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                         TOLIC                              TOLIC
                                                                      TRANSAMERICA                          AEGON
                                                                      MONEY MARKET                          BOND
                                                                       SUBACCOUNT                         SUBACCOUNT
                                                              -------------------------------    --------------------------------
                                                                       DECEMBER 31,                       DECEMBER 31,
                                                              -------------------------------    --------------------------------
                                                               2002       2001        2000(1)     2002       2001         2000(1)
                                                              -------    -------      -------    -------    -------       -------


Accumulation unit value, beginning of year ................   $ 10.68    $ 10.36      $ 10.00    $ 11.58    $ 10.81       $ 10.00
                                                              -------    -------      -------    -------    -------       -------

           Income from operations:
                        Net investment income (loss) ......      0.05       0.32         0.36       0.36      (0.02)         0.51

                        Net realized and unrealized gain
                        (loss) on investment ..............      0.00       0.00         0.00       0.68       0.79          0.30
                                                              -------    -------      -------    -------    -------       -------
                                        Net income (loss)
                                        from operations ...      0.05       0.32         0.36       1.04       0.77          0.81
                                                              -------    -------      -------    -------    -------       -------

Accumulation unit value, end of year ......................   $ 10.73    $ 10.68      $ 10.36    $ 12.62    $ 11.58       $ 10.81
                                                              =======    =======      =======    =======    =======       =======
Total return ..............................................      0.54%      3.06%        3.60%      8.99%      7.11%         8.14%

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $   148    $   108      $    26    $    54    $    40       $    29

           Ratio of net investment income (loss) to average
           net assets .....................................      0.52%      2.50%        5.26%      2.98%     (0.19)%        7.38%

           Ratio of expenses to average net assets ........      0.90%      0.90%        0.90%      0.90%      0.90%         0.90%


                                                                           TOLIC                              TOLIC
                                                                           JANUS                              LKCM
                                                                          GROWTH                      STRATEGIC TOTAL RETURN
                                                                        SUBACCOUNT                         SUBACCOUNT
                                                              ------------------------------     ------------------------------
                                                                        DECEMBER 31,                       DECEMBER 31,
                                                              ------------------------------     ------------------------------
                                                               2002        2001      2000(1)      2002        2001      2000(1)
                                                              -------     -------    -------     -------     -------    -------


Accumulation unit value, beginning of year ................   $  4.94     $  6.94    $ 10.00     $  9.53     $  9.83    $ 10.00
                                                              -------     -------    -------     -------     -------    -------

           Income from operations:
                        Net investment income (loss) ......     (0.04)      (0.05)      1.25        0.19       (0.04)      0.77

                        Net realized and unrealized gain
                        (loss) on investment ..............     (1.47)      (1.95)     (4.31)      (1.27)      (0.26)     (0.94)
                                                              -------     -------    -------     -------     -------    -------
                                        Net income (loss)
                                        from operations ...     (1.51)      (2.00)     (3.06)      (1.08)      (0.30)     (0.17)
                                                              -------     -------    -------     -------     -------    -------

Accumulation unit value, end of year ......................   $  3.43     $  4.94    $  6.94     $  8.45     $  9.53    $  9.83
                                                              =======     =======    =======     =======     =======    =======
Total return ..............................................    (30.55)%    (28.84)%   (30.59)%    (11.35)%     (3.06)%    (1.73)%

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $   108     $    98    $    20     $    22     $    26    $    26

           Ratio of net investment income (loss) to average
           net assets .....................................     (0.90)%     (0.90)%    20.45%       2.18%      (0.43)%    11.57%

           Ratio of expenses to average net assets ........      0.90%       0.90%      0.90%       0.90%       0.90%      0.90%


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED


                                                                           TOLIC                              TOLIC
                                                                        VAN KAMPEN                            ALGER
                                                                     EMERGING GROWTH                    AGGRESSIVE GROWTH
                                                                        SUBACCOUNT                         SUBACCOUNT
                                                              ------------------------------     ------------------------------
                                                                        DECEMBER 31,                       DECEMBER 31,
                                                              ------------------------------     ------------------------------
                                                                2001      2000(1)      2002        2001      2000(1)      2002
                                                              -------     -------    -------     -------     -------    -------


Accumulation unit value, beginning of year ................   $  5.25     $  7.93    $ 10.00     $  5.88     $  7.10    $ 10.00
                                                              -------     -------    -------     -------     -------    -------

           Income from operations:
                        Net investment income (loss) ......     (0.04)      (0.04)      2.68       (0.04)      (0.05)      1.28

                        Net realized and unrealized gain ..     (1.73)      (2.64)     (4.75)      (2.02)      (1.17)     (4.18)
                        (loss) on investment
                                                              -------     -------    -------     -------     -------    -------
                                        Net income (loss)
                                        from operations ...     (1.77)      (2.68)     (2.07)      (2.06)      (1.22)     (2.90)
                                                              -------     -------    -------     -------     -------    -------

Accumulation unit value, end of year ......................   $  3.48     $  5.25    $  7.93     $  3.82     $  5.88    $  7.10
                                                              =======     =======    =======     =======     =======    =======
Total return ..............................................    (33.66)%    (33.83)%   (20.71)%    (34.98)%    (17.20)%   (29.04)%

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $    51     $    71    $    24     $    39     $    50    $    28

           Ratio of net investment income (loss) to average
           net assets .....................................     (0.82)%     (0.79)%    41.48%      (0.90)%     (0.90)%    21.51%

           Ratio of expenses to average net assets ........      0.90%       0.90%      0.90%       0.90%       0.90%      0.90%


                                                                         TOLIC                             TOLIC
                                                                        FEDERATED                       TRANSAMERICA
                                                                     GROWTH & INCOME                    VALUE BALANCED
                                                                        SUBACCOUNT                        SUBACCOUNT
                                                              -------------------------------    --------------------------------
                                                                        DECEMBER 31,                      DECEMBER 31,
                                                              -------------------------------    --------------------------------
                                                               2002        2001       2000(1)     2002        2001        2000(1)
                                                              -------     -------     -------    -------     -------      -------


Accumulation unit value, beginning of year ................   $ 14.38     $ 12.54     $ 10.00    $ 11.34     $ 11.16      $ 10.00
                                                              -------     -------     -------    -------     -------      -------

           Income from operations:
                        Net investment income (loss) ......      0.79        0.16        0.50       0.35        0.06         0.78

                        Net realized and unrealized gain
                        (loss) on investment ..............     (0.78)       1.68        2.04      (2.01)       0.12         0.38
                                                              -------     -------     -------    -------     -------      -------
                                        Net income (loss)
                                        from operations ...      0.01        1.84        2.54      (1.66)       0.18         1.16
                                                              -------     -------     -------    -------     -------      -------

Accumulation unit value, end of year ......................   $ 14.39     $ 14.38     $ 12.54    $  9.68     $ 11.34      $ 11.16
                                                              =======     =======     =======    =======     =======      =======

Total return ..............................................      0.06%      14.67%      25.40%    (14.59)%      1.54%       11.64%

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $   107     $    67     $    31    $   106     $    34      $    28

           Ratio of net investment income (loss) to average
           net assets .....................................      5.43%       1.16%       6.72%      3.48%       0.54%       11.28%

           Ratio of expenses to average net assets ........      0.90%       0.90%       0.90%      0.90%       0.90%        0.90%


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                           TOLIC                              TOLIC
                                                                         PBHG/NWQ                        AMERICAN CENTURY
                                                                        VALUE SELECT                      INTERNATIONAL
                                                                        SUBACCOUNT                         SUBACCOUNT
                                                              -------------------------------    --------------------------------
                                                                        DECEMBER 31,                       DECEMBER 31,
                                                              -------------------------------    --------------------------------
                                                               2002         2001      2000(1)      2002        2001       2000(1)
                                                              -------     -------     -------    -------     -------      -------


Accumulation unit value, beginning of year ................   $ 10.66     $ 10.95     $ 10.00    $  6.69     $  8.81      $ 10.00
                                                              -------     -------     -------    -------     -------      -------

           Income from operations:
                        Net investment income (loss) ......      0.13       (0.08)       0.19      (0.03)       0.20         1.32

                        Net realized and unrealized gain
                        (loss) on investment ..............     (1.73)      (0.21)       0.76      (1.44)      (2.32)       (2.51)
                                                              -------     -------     -------    -------     -------      -------
                                        Net income (loss)
                                        from operations ...     (1.60)      (0.29)       0.95      (1.47)      (2.12)       (1.19)
                                                              -------     -------     -------    -------     -------      -------

Accumulation unit value, end of year ......................   $  9.06     $ 10.66     $ 10.95    $  5.22     $  6.69      $  8.81
                                                              =======     =======     =======    =======     =======      =======

Total return ..............................................    (14.98)%     (2.68)%   9.53 %      (21.89)%    (24.12)%     (11.88)%

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $    26     $    28     $    27    $    39     $    35      $    23

           Ratio of net investment income (loss) to average
           net assets .....................................      1.28%      (0.75)%      2.73%     (0.56)%      2.70%       20.73%

           Ratio of expenses to average net assets ........      0.90%       0.90%       0.90%      0.90%       0.90%       0.90%


                                                                           TOLIC                              TOLIC
                                                                            GE                            THIRD AVENUE
                                                                        U.S. EQUITY                          VALUE
                                                                        SUBACCOUNT                         SUBACCOUNT
                                                              -------------------------------    ----------------------------------
                                                                        DECEMBER 31,                       DECEMBER 31,
                                                              -------------------------------    ----------------------------------
                                                               2002        2001       2000(1)     2002        2001        2000(1)
                                                              -------     -------     -------    -------     -------      -------


Accumulation unit value, beginning of year ................   $  8.89     $  9.84     $ 10.00    $ 11.57     $ 11.00      $ 10.00
                                                              -------     -------     -------    -------     -------      -------

           Income from operations:
                        Net investment income (loss) ......     (0.04)      (0.06)       0.38       0.10       (0.09)        0.28

                        Net realized and unrealized gain
                        (loss) on investment ..............     (1.79)      (0.89)      (0.54)     (1.56)       0.66         0.72
                                                              -------     -------     -------    -------     -------      -------

                                        Net income (loss)
                                        from operations ...     (1.83)      (0.95)      (0.16)     (1.46)       0.57         1.00
                                                              -------     -------     -------    -------     -------      -------

Accumulation unit value, end of year ......................   $  7.06     $  8.89     $  9.84    $ 10.11     $ 11.57      $ 11.00
                                                              =======     =======     =======    =======     =======      =======

Total return ..............................................    (20.52)%     (9.69)%     (1.58)%   (12.66)%      5.22%       10.00%

Ratios and supplemental data:
           Net assets at end of year (in thousands) .......   $    29     $    41     $    25    $    46     $    43      $    28
           Ratio of net investment income (loss) to average
           net assets .....................................     (0.48)%     (0.70)%      5.71%      0.89%      (0.79)%       4.10%

           Ratio of expenses to average net assets ........      0.90%       0.90%       0.90%      0.90%       0.90%        0.90%


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED


                                                                         TOLIC                                 TOLIC
                                                              CLARION REAL ESTATE SECURITIES               MARSICO GROWTH
                                                                       SUBACCOUNT                           SUBACCOUNT
                                                              ------------------------------   ----------------------------------
                                                                       DECEMBER 31,                         DECEMBER 31,
                                                              ------------------------------   ----------------------------------
                                                               2002      2001        2000(1)     2002        2001         2000(1)
                                                              -------   -------      -------   -------     -------       -------


Accumulation unit value, beginning of year ................   $ 12.85   $ 11.67      $ 10.00   $  7.89     $  9.27       $ 10.00
                                                              -------   -------      -------   -------     -------       -------

           Income from operations:
                        Net investment income (loss) ......      0.11      0.19         0.07     (0.05)      (0.01)         0.07

                        Net realized and unrealized gain
                        (loss) on investment ..............      0.23      0.99         1.60     (2.05)      (1.37)        (0.80)
                                                              -------   -------      -------   -------     -------       -------
                                        Net income (loss)
                                        from operations ...      0.34      1.18         1.67     (2.10)      (1.38)        (0.73)
                                                              -------   -------      -------   -------     -------       -------

Accumulation unit value, end of year ......................   $ 13.19   $ 12.85      $ 11.67   $  5.79     $  7.89       $  9.27
                                                              =======   =======      =======   =======     =======       =======

Total return ..............................................      2.67%    10.06%       16.74%  (26.64)%    (14.86)%        (7.31)%

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $    39   $    37      $    29   $    30     $    25       $    23

           Ratio of net investment income (loss) to average
           net assets .....................................      0.82%     1.56%        0.91%   (0.77)%     (0.11)%          1.03%

           Ratio of expenses to average net assets ........      0.90%     0.90%        0.90%     0.90%       0.90%          0.90%


                                                                                                              TOLIC
                                                                       TOLIC                             T. ROWE PRICE
                                                                     MUNDER NET50                        DIVIDEND GROWTH
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                              ------------------------------     ------------------------------
                                                                      DECEMBER 31,                         DECEMBER 31,
                                                              ------------------------------     ------------------------------
                                                               2002         2001     2000(1)      2002        2001      2000(1)
                                                              -------     -------    -------     -------     -------    -------


Accumulation unit value, beginning of year ................   $  7.28     $  9.85    $ 10.00     $ 10.36     $ 10.91    $ 10.00
                                                              -------     -------    -------     -------     -------    -------
           Income from operations:
                        Net investment income (loss) ......     (0.05)      (0.03)      0.21       (0.04)      (0.05)     (0.02)
                        Net realized and unrealized gain
                        (loss) on investment ..............     (2.79)      (2.54)     (0.36)      (1.98)      (0.50)      0.93
                                                              -------     -------    -------     -------     -------    -------
                                        Net income (loss)
                                        from operations ...     (2.84)      (2.57)     (0.15)      (2.02)      (0.55)      0.91
                                                              -------     -------    -------     -------     -------    -------
Accumulation unit value, end of year ......................   $  4.44     $  7.28    $  9.85     $  8.34     $ 10.36    $ 10.91
                                                              =======     =======    =======     =======     =======    =======
Total return ..............................................    (38.97)%    (26.09)%    (1.48)%    (19.54)%     (5.02)%   9.09 %
Ratios and supplemental data:
           Net assets at end of year (in thousands) .......   $    13     $    19    $    25     $    22     $    26    $    27
           Ratio of net investment income (loss) to average
           net assets .....................................     (0.90)%     (0.41)%     3.19%      (0.41)%     (0.50)%    (0.26)%
           Ratio of expenses to average net assets ........      0.90%       0.90%      0.90%       0.90%       0.90%      0.90%


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED


                                                                          TOLIC                               TOLIC
                                                                       T. ROWE PRICE                         SALOMON
                                                                         SMALL CAP                           ALL CAP
                                                                        SUBACCOUNT                         SUBACCOUNT
                                                              ------------------------------     -------------------------------
                                                                        DECEMBER 31,                       DECEMBER 31,
                                                              ------------------------------     -------------------------------
                                                               2002        2001      2000(1)      2002        2001       2000(1)
                                                              -------     -------    -------     -------     -------     -------


Accumulation unit value, beginning of year ................   $  7.89     $  8.82    $ 10.00     $ 10.62     $ 10.50     $ 10.00
                                                              -------     -------    -------     -------     -------     -------

           Income from operations:
                        Net investment income (loss) ......     (0.06)      (0.07)      0.04        0.01        0.12        0.12

                        Net realized and unrealized gain
                        (loss) on investment ..............     (2.15)      (0.86)     (1.22)      (2.70)       0.00        0.38
                                                              -------     -------    -------     -------     -------     -------
                                        Net income (loss)
                                        from operations ...     (2.21)      (0.93)     (1.18)      (2.69)       0.12        0.50
                                                              -------     -------    -------     -------     -------     -------

Accumulation unit value, end of year ......................   $  5.68     $  7.89    $  8.82     $  7.93     $ 10.62     $ 10.50
                                                              =======     =======    =======     =======     =======     =======

Total return ..............................................    (28.00)%    (10.52)%   (11.77)%    (25.39)%    1.18 %      5.00 %

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $    17     $    26    $    22     $    52     $    80     $    28

           Ratio of net investment income (loss) to average
           net assets .....................................     (0.90)%     (0.90)%     0.68%      0.07%        1.12%      1.79%

           Ratio of expenses to average net assets ........      0.90%      0.90%       0.90%      0.90%        0.90%      0.90%


                                                                           TOLIC
                                                                           PBHG                               TOLIC
                                                                          MID CAP                            DREYFUS
                                                                          GROWTH                             MID CAP
                                                                        SUBACCOUNT                         SUBACCOUNT
                                                              ------------------------------     -------------------------------
                                                                        DECEMBER 31,                       DECEMBER 31,
                                                              ------------------------------     -------------------------------
                                                               2002        2001      2000(1)      2002        2001       2000(1)
                                                              -------     -------    -------     -------     -------     -------


Accumulation unit value, beginning of year ................   $  5.21     $  8.21    $ 10.00     $  9.86     $ 10.35     $ 10.00
                                                              -------     -------    -------     -------     -------     -------

           Income from operations:
                        Net investment income (loss) ......     (0.04)      (0.05)      0.04       (0.08)       0.04        0.12

                        Net realized and unrealized gain
                        (loss) on investment ..............     (1.47)      (2.95)     (1.83)      (1.25)      (0.53)       0.23
                                                              -------     -------    -------     -------     -------     -------
                                        Net income (loss)
                                        from operations ...     (1.51)      (3.00)     (1.79)      (1.33)      (0.49)       0.35
                                                              -------     -------    -------     -------     -------     -------

Accumulation unit value, end of year ......................   $  3.70     $  5.21    $  8.21     $  8.53     $  9.86     $ 10.35
                                                              =======     =======    =======     =======     =======     =======

Total return ..............................................    (29.03)%    (36.50)%   (17.91)%    (13.50)%     (4.80)%      3.55%

Ratios and supplemental data:

           Net assets at end of year (in thousands) .......   $    52     $    48    $    21     $    44     $    50     $    26

           Ratio of net investment income (loss) to average
           net assets .....................................     (0.90)%     (0.90)%     0.57%      (0.86)%      0.42%       1.70%

           Ratio of expenses to average net assets ........      0.90%       0.90%      0.90%       0.90%       0.90%       0.90%

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                          TOLIC                         TOLIC
                                                                        VALUE LINE                 GREAT COMPANIES-
                                                                    AGGRESSIVE GROWTH                 AMERICA(SM)
                                                                        SUBACCOUNT                    SUBACCOUNT
                                                              -----------------------------    -----------------------------
                                                                    DECEMBER 31,                        DECEMBER 31,
                                                              -----------------------------    -----------------------------
                                                              2002       2001       2000(1)    2002       2001       2000(1)
                                                              ----       ----       -------    ----       ----       -------

Accumulation unit value, beginning of year ................   $ 7.97     $ 8.98     $10.00     $ 9.84     $11.31     $10.00
                                                              ------     ------     ------     ------     ------     ------
           Income from operations:
                        Net investment income (loss) ......    (0.06)     (0.07)     (0.06)     (0.06)     (0.05)     (0.06)
                        Net realized and unrealized gain
                        (loss) on investment ..............    (1.83)     (0.94)     (0.96)     (2.04)     (1.42)      1.37
                                                               -----      -----      -----      -----      -----       ----
                                        Net income (loss)
                                        from operations ...    (1.89)     (1.01)     (1.02)     (2.10)     (1.47)      1.31
                                                               -----      -----      -----      -----      -----       ----
Accumulation unit value, end of year ......................   $ 6.08     $ 7.97     $ 8.98     $ 7.74     $ 9.84     $11.31
                                                              ======     ======     ======     ======     ======     ======
Total return
Ratios and supplemental data: .............................   (23.68)%   (11.21)%   (10.24)%   (21.40)%   (12.98)%    13.12%
           Net assets at end of year (in thousands) .......   $   16     $   21     $   22     $   30     $   40     $   29
           Ratio of net investment income (loss) to average
           net assets .....................................    (0.90)%    (0.90)%    (0.90)%    (0.64)%    (0.51)%    (0.90)%
           Ratio of expenses to average net assets ........     0.90%      0.90%      0.90%      0.90%      0.90%      0.90%





                                                                         TOLIC                           TOLIC
                                                                    GREAT COMPANIES-               GREAT COMPANIES-
                                                                     TECHNOLOGY(SM)                    GLOBAL(2)
                                                                      SUBACCOUNT                      SUBACCOUNT
                                                              -----------------------------    -----------------------------
                                                                      DECEMBER 31,                   DECEMBER 31,
                                                              -----------------------------    -----------------------------
                                                               2002       2001      2000(1)    2002        2001      2000(1)
                                                               ----       ----      -------    ----        ----      -------
Accumulation unit value, beginning of year ................   $ 4.19     $ 6.70     $10.00     $ 7.02     $ 8.51     $10.00
                                                              ------     ------     ------     ------     ------     ------
           Income from operations:
                        Net investment income (loss) ......    (0.03)     (0.04)     (0.06)     (0.05)     (0.06)     (0.03)
                        Net realized and unrealized gain
                        (loss) on investment ..............    (1.59)     (2.47)     (3.24)     (1.51)     (1.43)     (1.46)
                                                              ------     ------     ------     ------     ------     ------
                                        Net income (loss)
                                        from operations ...    (1.62)     (2.51)     (3.30)     (1.56)     (1.49)     (1.49)
                                                              ------     ------     ------     ------     ------     ------
Accumulation unit value, end of year ......................   $ 2.57     $ 4.19     $ 6.70     $ 5.46       7.02     $ 8.51
                                                              ======     ======     ======     ======     ======     ======
Total return ..............................................   (38.67)%   (37.51)%   (33.01)%   (22.21)%   (17.58)%   (14.85)%
Ratios and supplemental data:
           Net assets at end of year (in thousands) .......   $   17     $   22     $   17     $   14     $   18     $   21
           Ratio of net investment income (loss) to average
           net assets .....................................    (0.90)%    (0.90)%    (0.90)%    (0.85)%    (0.87)%    (0.90)%
           Ratio of expenses to average net assets ........     0.90 %       0.90 %   0.90 %     0.90 %     0.90%      0.90 %

See accompanying notes

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                          TOLIC                    TOLIC             TOLIC
                                                                         GABELLI                CONSERVATIVE        MODERATE
                                                                      GLOBAL GROWTH                ASSET             ASSET
                                                                        SUBACCOUNT               ALLOCATION        ALLOCATION
                                                             -------------------------------     SUBACCOUNT        SUBACCOUNT
                                                                                                ------------      ------------
                                                                        DECEMBER 31,             DECEMBER 31,     DECEMBER 31,
                                                             -------------------------------    ------------      ------------
                                                               2002        2001     2000(1)        2002(1)           2002(1)
                                                             --------    --------   --------      --------           --------

Accumulation unit value, beginning of year ................  $   8.08    $   9.07   $  10.00       $  10.00         $  10.00
                                                             --------    --------   --------       --------         --------
           Income from operations:

                        Net investment income (loss) ......     (0.04)      (0.06)     (0.03)         (0.06)           (0.05)
                        Net realized and unrealized gain
                        (loss) on investment ..............     (1.34)      (0.93)     (0.90)         (0.90)           (1.19)
                                                             --------    --------   --------       --------         --------


                                        Net income (loss)
                                        from operations ...     (1.38)      (0.99)     (0.93)         (0.96)           (1.24)
                                                             --------    --------   --------       --------         --------
Accumulation unit value, end of year ......................  $   6.70    $   8.08   $   9.07       $   9.04         $   8.76
                                                             ========    ========   ========       ========         ========
Total return ..............................................    (17.05)%    (10.92)%    (9.27)%        (9.65)%         (12.43)%

           Ratios and supplemental data:

           Net assets at end of year (in thousands) .......  $     34    $     42   $     24       $     23         $     22
           Ratio of net investment income (loss) to average
           net assets .....................................     (0.50)%     (0.76)%    (0.90)%        (0.90)%          (0.90)%
           Ratio of expenses to average net assets ........      0.90 %      0.90 %     0.90 %         0.90 %           0.90 %


                                                                TOLIC               TOLIC             TOLIC
                                                              MODERATELY          AGGRESSIVE          PIMCO             TOLIC
                                                              AGGRESSIVE            ASSET             TOTAL             JANUS
                                                           ASSET ALLOCATION       ALLOCATION          RETURN           BALANCED
                                                              SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           ----------------      ------------      ------------      ------------
                                                             DECEMBER 31,        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                           ----------------      ------------      ------------      ------------
                                                               2002(1)              2002(1)           2002(1)            2002(1)
                                                           ----------------      ------------      ------------      ------------
Accumulation unit value, beginning of year ..............     $  10.00             $  10.00          $  10.00           $  10.00
                                                              --------             --------          --------           --------
           Income from operations:

                        Net investment income (loss) ....        (0.05)               (0.05)            (0.06)             (0.06)
                        Net realized and unrealized gain
                        (loss) on investment ............        (1.48)               (1.83)             0.62              (0.51)
                                                              --------             --------          --------           --------


                                        Net income (loss)
                                        from operations .        (1.53)               (1.88)             0.56              (0.57)
                                                              --------             --------          --------           --------
Accumulation unit value, end of year ....................     $   8.47             $   8.12          $  10.56           $   9.43
                                                              ========             ========          ========           ========
Total return ............................................       (15.31)%             (18.79)%            5.56%             (5.67)%
Ratios and supplemental data:

           Net assets at end of year (in thousands) .....     $     21             $     20          $     26           $     24
           Ratio of net investment income (loss) to
           average net assets ...........................        (0.90)%              (0.90)%           (0.90)%            (0.90)%
           Ratio of expenses to average net assets ......         0.90 %               0.90 %            0.90 %             0.90 %


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED


                                                                   TOLIC                      TOLIC                      TOLIC
                                                                TRANSAMERICA              TRANSAMERICA                TRANSAMERICA
                                                                CONVERTIBLE                  EQUITY                      GROWTH
                                                                 SECURITIES                 SUBACCOUNT                OPPORTUNITIES
                                                                 SUBACCOUNT   -------------------------------------    SUBACCOUNT
                                                                -----------                                           -------------
                                                                DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                                                -----------   -------------------------------------   -------------
                                                                  2002(1)        2002          2001        2000(1)      2002(1)
                                                                -----------   ----------    ----------    ---------   -------------
Accumulation unit value, beginning of year ................     $   10.00     $     6.89    $     8.44    $   10.00    $   10.00
                                                                ---------     ----------    ----------    ---------    ---------
           Income from operations:
                        Net investment income (loss) ......         (0.06)         (0.05)         0.00         0.84        (0.05)
                        Net realized and unrealized gain
                        (loss) on investment ..............         (0.68)         (1.53)        (1.55)       (2.40)       (2.03)
                                                                ---------     ----------    ----------    ---------    ---------
                                        Net income (loss)
                                        from operations             (0.74)         (1.58)        (1.55)       (1.56)       (2.08)
                                                                ---------     ----------    ----------    ---------    ---------
Accumulation unit value, end of year ......................     $    9.26     $     5.31    $     6.89    $    8.44    $    7.92
                                                                =========     ==========    ==========    =========    =========
Total return ..............................................         (7.36)%       (22.94)%      (18.36)%     (15.59)%     (20.84)%
Ratios and supplemental data:
           Net assets at end of year (in thousands) .......     $      23     $      163    $      125    $      28    $      22
           Ratio of net investment income (loss) to average
           net assets .....................................         (0.90)%        (0.90)%       (0.03)%      13.03 %      (0.90)%
           Ratio of expenses to average net assets ........          0.90%          0.90%         0.90 %       0.90 %       0.90 %


                                                                                     TOLIC
                                                                  TOLIC           TRANSAMERICA        TOLIC             TOLIC
                                                             CAPITAL GUARDIAN    U.S. GOVERNMENT    J.P. MORGAN     CAPITAL GUARDIAN
                                                                  VALUE            SECURITIES      ENHANCED INDEX     U.S. EQUITY
                                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                                 ---------         ---------         ---------         ---------
                                                                DECEMBER 31,       DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                                 ---------         ---------         ---------         ---------
                                                                   2002(1)             2002(1)         2002(1)           2002(1)
                                                                 ---------         ---------         ---------         ---------
Accumulation unit value, beginning of year ................      $   10.00         $   10.00         $   10.00         $   10.00
                                                                 ---------         ---------         ---------         ---------
           Income from operations:
                        Net investment income (loss) ......           0.34              0.15             (0.01)            (0.02)
                        Net realized and unrealized gain
                        (loss) on investment ..............          (2.43)             0.32             (1.88)            (1.94)
                                                                 ---------         ---------         ---------         ---------
                                        Net income (loss)
                                        from operations ...          (2.09)             0.47             (1.89)            (1.96)
                                                                 ---------         ---------         ---------         ---------
Accumulation unit value, end of year ......................      $    7.91         $   10.47         $    8.11         $    8.04
                                                                 =========         =========         =========         =========
Total return ..............................................         (20.90)%            4.65 %          (18.85)%          (19.63)%
Ratios and supplemental data:
           Net assets at end of year (in thousands) .......      $      20         $      26         $      20         $      35
           Ratio of net investment income (loss) to average           6.16 %            2.18 %           (0.24)%           (0.35)%
           net assets
           Ratio of expenses to average net assets ........           0.90 %            0.90 %            0.90 %            0.90 %


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED


                                                   FIDELITY VIP                           FIDELITY VIP
                                               GROWTH OPPORTUNITIES                       CONTRAFUND(R)
                                                    SUBACCOUNT                             SUBACCOUNT
                                       -----------------------------------    -----------------------------------
                                                   DECEMBER 31,                             DECEMBER 31,
                                       -----------------------------------    -----------------------------------
                                         2002          2001        2000(1)       2002        2001        2000(1)
                                       ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value,
  beginning of year .................  $    7.25    $    8.56    $   10.00    $    8.14    $    9.38    $   10.00
                                       ---------    ---------    ---------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ....      (0.02)       (0.05)       (0.06)       (0.02)       (0.03)       (0.06)
    Net realized and unrealized
      gain (loss) on investment .....      (1.63)       (1.26)       (1.38)       (0.83)       (1.21)       (0.56)
                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net income (loss) from
        operations ..................      (1.65)       (1.31)       (1.44)       (0.85)       (1.24)       (0.62)
                                       ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of
  year ..............................  $    5.60    $    7.25    $    8.56    $    7.29    $    8.14    $    9.38
                                       =========    =========    =========    =========    =========    =========
Total return ........................     (22.70)%     (15.40)%     (14.36)%     (10.41)%     (13.25)%      (6.16)%
Ratios and supplemental data:
  Net assets at end of year (in
    thousands) ......................  $      62    $      48    $      21    $      49    $      43    $      25
  Ratio of net investment income
    (loss) to average net assets ....      (0.31)%      (0.71)%      (0.90)%      (0.23)%      (0.40)%      (0.90)%
  Ratio of expenses to average net
    assets ..........................       0.90%        0.90%        0.90%        0.90%        0.90%        0.90%


                                                     FIDELITY VIP
                                                    EQUITY-INCOME
                                                      SUBACCOUNT
                                          -----------------------------------
                                                     DECEMBER 31,
                                          -----------------------------------
                                            2002         2001        2000(1)
                                          ---------    ---------    ---------
Accumulation unit value, beginning of
  year .................................  $   10.32    $   10.99    $   10.00
                                          ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) .......       0.06         0.05        (0.06)
    Net realized and unrealized gain
      (loss)
      on investment ....................      (1.90)       (0.72)        1.05
                                          ---------    ---------    ---------
        Net income (loss) from
          operations ...................      (1.84)       (0.67)        0.99
                                          ---------    ---------    ---------
Accumulation unit value, end of year ...  $    8.48    $   10.32    $   10.99
                                          =========    =========    =========
Total return ...........................     (17.89)%      (6.07)%       9.91%
Ratios and supplemental data:
  Net assets at end of year (in
    thousands) .........................  $      38    $      39    $      27
  Ratio of net investment income
    (loss) to average net assets .......       0.66%        0.47%       (0.90)%
  Ratio of expenses to average net
    assets .............................       0.90%        0.90%        0.90%


See accompanying notes.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 2002

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Transamerica Occidental Life Separate Account VUL-3 (the "Life Account"), was established as a variable life insurance separate account of Transamerica Occidental Life Insurance Company ("Transamerica", "TOLIC", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains forty-one investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a Series Fund, which collectively is referred to as the "Fund". The Life Account contains four Funds (collectively referred to as the "Funds"). Each Fund is a registered management investment company under the Investment Company Act of 1940, as amended.

SUBACCOUNT INVESTMENT BY FUND:

AEGON/ TRANSAMERICA SERIES FUND, INC.
    Transamerica Money Market
    AEGON Bond
    Janus Growth
    LKCM Strategic Total Return
    Van Kampen Emerging Growth
    Alger Aggressive Growth
    Federated Growth & Income
    Transamerica Value Balanced
    PBHG/ NWQ Value Select
    VAmerican Century International
    GE U.S. Equity
    Third Avenue Value
    Clarion Real Estate Securities
    Marsico Growth
    Munder Net50
    T. Rowe Price Dividend Growth
    T. Rowe Price Small Cap
    Salomon All Cap
    PBHG Mid Cap Growth
    Dreyfus Mid Cap
    Value Line Aggressive Growth
    Great Companies - America(SM)
    Great Companies - Technology(SM)
    Great Companies - Global(2)
    Gabelli Global Growth
    Conservative Asset Allocation
    Moderate Asset Allocation
    Moderately Aggressive Asset Allocation
    Aggressive Asset Allocation
    PIMCO Total Return
    Janus Balanced
    Transamerica Convertible Securities
    Transamerica Equity
    Transamerica Growth Opportunities
    Capital Guardian Value
    Transamerica U.S. Government Securities
    J.P. Morgan Enhanced Index
    Capital Guardian U.S. Equity


VARIABLE INSURANCE PRODUCTS FUNDS (VIP) - SERVICE CLASS 2
    Fidelity VIP Growth Opportunities Portfolio
    Fidelity VIP Contrafund(R) Portfolio
    Fidelity VIP Equity-Income Portfolio

The following Portfolio names have changed:

              PORTFOLIO                                            FORMERLY
-------------------------------------                   -------------------------------------
Transamerica Money Market                               J. P. Morgan Money Market
PBHG/ NWQ Value Select                                  NWQ Value Equity
American Century International                          International Equity
Clarion Real Estate Securities                          J.P. Morgan Real Estate Securities
Marsico Growth                                          Goldman Sachs Growth
PBHG Mid Cap Growth                                     Pilgrim Baxter Mid Cap Growth
Transamerica Equity                                     Transamerica VIF Growth Portfolio
Fidelity VIP Growth Opportunities Portfolio             Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
Fidelity VIP Contrafund(R) Portfolio                    Fidelity VIP II Contrafund(R) Portfolio - Service Class 2
Fidelity VIP Equity-Income Portfolio                    Fidelity VIP Equity-Income Portfolio - Service Class 2


In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying funds occurred within 2002:

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2002

NOTE 1 -- (CONTINUED)

 DATE                ACQUIRING FUND                                                           ACQUIRED FUND
-------      ------------------------------                                          ------------------------------
Mergers of portfolios within the AEGON/Transamerica Series
Fund, Inc.:
2/28/02      American Century International (formerly International                  American Century International
             Equity)
4/26/02      Transamerica Value Balanced                                             AEGON Balanced
4/26/02      Great Companies-- America(SM)                                           C.A.S.E. Growth


The AEGON/ Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/ Transamerica Fund Advisers, Inc. ("ATFA") as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of TOLIC. Each Sub-Adviser is compensated directly by ATFA. The other three Funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and Transamerica.

Each period reported on within the financial statements reflects a full twelve-month period except as follows:

                    SUBACCOUNT                               INCEPTION DATE
---------------------------------------------------      -----------------------
TOLIC Transamerica Money Market                                05/01/2000
TOLIC AEGON Bond                                               05/01/2000
TOLIC Janus Growth                                             05/01/2000
TOLIC LKCM Strategic Total Return                              05/01/2000
TOLIC Van Kampen Emerging Growth                               05/01/2000
TOLIC Alger Aggressive Growth                                  05/01/2000
TOLIC Federated Growth & Income                                05/01/2000
TOLIC Transamerica Value Balanced                              05/01/2000
TOLIC PBHG/ NWQ Value Select                                   05/01/2000
TOLIC American Century International                           05/01/2000
TOLIC GE U.S. Equity                                           05/01/2000
TOLIC Third Avenue Value                                       05/01/2000
TOLIC Clarion Real Estate Securities                           05/01/2000
TOLIC Marsico Growth                                           05/01/2000
TOLIC Munder Net50                                             05/01/2000
TOLIC T. Rowe Price Dividend Growth                            05/01/2000
TOLIC T. Rowe Price Small Cap                                  05/01/2000
TOLIC Salomon All Cap                                          05/01/2000
TOLIC PBHG Mid Cap Growth                                      05/01/2000
TOLIC Dreyfus Mid Cap                                          05/01/2000
TOLIC Value Line Aggressive Growth                             05/01/2000
TOLIC Great Companies - America(SM)                            05/01/2000
TOLIC Great Companies - Technology(SM)                         05/01/2000
TOLIC Great Companies - Global(2)                              09/01/2000
TOLIC Gabelli Global Growth                                    09/01/2000
TOLIC Conservative Asset Allocation                            05/01/2002
TOLIC Moderate Asset Allocation                                05/01/2002
TOLIC Moderately Aggressive Asset Allocation                   05/01/2002
TOLIC Aggressive Asset Allocation                              05/01/2002
TOLIC PIMCO Total Return                                       05/01/2002
TOLIC Janus Balanced                                           05/01/2002
TOLIC Transamerica Convertible Securities                      05/01/2002
TOLIC Transamerica Equity                                      05/01/2000
TOLIC Transamerica Growth Opportunities                        05/01/2002
TOLIC Capital Guardian Value                                   05/01/2002
TOLIC Transamerica U.S. Government Securities                  05/01/2002
TOLIC J.P. Morgan Enhanced Index                               05/01/2002
TOLIC Capital Guardian U.S. Equity                             05/01/2002
Fidelity VIP Growth Opportunities                              05/01/2000
Fidelity VIP Contrafund(R)                                     05/01/2000
Fidelity VIP Equity-Income                                     05/01/2000


The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by TOLIC. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2002

NOTE 1 -- (CONTINUED)

On May 1, 2002, TOLIC made initial contributions totaling $ 325,000 to the Life Account. The respective amounts of the contributions and units received are as follows:



                SUBACCOUNT                      CONTRIBUTION               UNITS
                ----------                      ------------               -----

TOLIC Conservative Asset Allocation .....          $25,000                 2,500
TOLIC Moderate Asset Allocation .........           25,000                 2,500
TOLIC Moderately Aggressive Asset
Allocation ..............................           25,000                 2,500
TOLIC Aggressive Asset Allocation .......           25,000                 2,500
TOLIC PIMCO Total Return ................           25,000                 2,500
TOLIC Janus Balanced ....................           25,000                 2,500
TOLIC Transamerica Convertible Securities           25,000                 2,500
TOLIC Transamerica Equity ...............           25,000                 2,500
TOLIC Transamerica Growth Opportunities .           25,000                 2,500
TOLIC Capital Guardian Value ............           25,000                 2,500
TOLIC Transamerica U.S. Government
Securities ..............................           25,000                 2,500
TOLIC J.P. Morgan Enhanced Index ........           25,000                 2,500
TOLIC Capital Guardian U.S. Equity ......           25,000                 2,500


The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.   VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, which values their investment securities at fair value, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.   FEDERAL INCOME TAXES

The operations of the Life Account are a part of and are taxed with the total operations of TOLIC, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to TOLIC as long as the earnings are credited under the policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by TOLIC in connection with the issuance and administration of the Policies.

A.   POLICY CHARGES

Under some forms of the Policies, a sales charge and premium taxes are deducted by TOLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate TOLIC for costs of insurance provided.

B.   LIFE ACCOUNT CHARGES

A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate TOLIC for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

C.   RELATED PARTY TRANSACTIONS

ATFA is the investment advisor for the AEGON/ Transamerica Series Fund, Inc. ("Fund"). The Fund has entered into annually renewable investment advisory agreements for each portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the portfolio.



                       PORTFOLIO                                 ADVISORY FEE
                       ---------                                 ------------

Transamerica Money Market(1)                                           0.35 %
AEGON Bond .................                                           0.45 %


TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2002

NOTE 2 -- (CONTINUED)

                       PORTFOLIO                  ADVISORY FEE
                       ---------                  ------------


Janus Growth ..........................                0.80 %
LKCM Strategic Total Return ...........                0.80 %
Van Kampen Emerging Growth ............                0.80 %
Alger Aggressive Growth ...............                0.80 %
Federated Growth & Income .............                0.75 %
Transamerica Value Balanced ...........                0.75 %
PBHG/ NWQ Value Select ................                0.80 %
American Century International(2) .....                1.00 %
GE U.S. Equity ........................                0.80 %
Third Avenue Value ....................                0.80 %
Clarion Real Estate Securities ........                0.80 %
Marsico Growth(3) .....................                0.90 %
Munder Net50 ..........................                0.90 %
T. Rowe Price Dividend Growth(3) ......                0.90 %
T. Rowe Price Small Cap ...............                0.75 %
Salomon All Cap(3) ....................                0.90 %
PBHG Mid Cap Growth(3) ................                0.90 %
Dreyfus Mid Cap(4) ....................                0.85 %
Value Line Aggressive Growth ..........                0.80 %
Great Companies - America(SM) .........                0.80 %
Great Companies - Technology(SM) ......                0.80 %
Great Companies - Global 2 ............                0.80 %
Gabelli Global Growth(5) ..............                1.00 %
Conservative Asset Allocation .........                0.10 %
Moderate Asset Allocation .............                0.10 %
Moderately Aggressive Asset Allocation                 0.10 %
Aggressive Asset Allocation ...........                0.10 %
PIMCO Total Return ....................                0.70 %
Janus Balanced(6) .....................                0.90 %
Transamerica Convertible Securities(7)                 0.80 %
Transamerica Equity ...................                0.75 %
Transamerica Growth Opportunities .....                0.85 %
Capital Guardian Value(8) .............                0.85 %
Transamerica U.S. Government Securities                0.65 %
J.P. Morgan Enhanced Index ............                0.75 %
Capital Guardian U.S. Equity(8) .......                0.85 %


(1) On May 1, 2002, the advisory fee for Transamerica Money Market was reduced from 0.40% to 0.35% of average daily net assets. The combined advisory fee for the period of January 1 through December 31, 2002 was 0.36%.

(2) ATFA receives compensation for its services at 1.00% of the first $50 million of the portfolio's average daily net assets; .95% of average daily net assets over $50 million up to $150 million; .90% of average daily net assets over $150 million up to $500 million; and .85% of average daily net assets in excess of $500 million.

(3) ATFA receives compensation for its services at 0.90% for the first $100 million of the portfolio's average daily net assets; and 0.80% for the portfolio's average daily net assets above $100 million.

(4) ATFA receives compensation for its services at 0.85% for the first $100 million of the portfolio's average daily net assets; and 0.80% for the portfolio's average daily net assets above $100 million.

(5) ATFA receives compensation for its services at 1.00% of the first $500 million of the portfolio's average daily net assets; .90% of average daily net assets over $500 million up to $1 billion; and .80% of average daily net assets in excess of $1 billion.

(6) ATFA receives compensation for its services at 0.90% of the first $500 million of the portfolio's average daily net assets; 0.85% of the next $500 million of average daily net assets; and 0.80% of average daily net assets over $1 billion.

(7) ATFA receives compensation for its services at 0.80% of first $500 million of portfolio's average daily net assets; and 0.70% of average daily net assets in excess of $500 million.

(8) ATFA receives compensation for its services at 0.85% of the first $300 million of the portfolio's average daily net assets; 0.80% of the next $200 million of the portfolio's average daily net assets; and .775% of average daily net assets over $500 million.


AEGON/ Transamerica Fund Services, Inc. ("ATFS") provides the Fund with administrative and transfer agency services. ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation and an affiliate of TOLIC.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended December 31, 2002, are as follows (in thousands):

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

AT DECEMBER 31, 2002

NOTE 4 -- (CONTINUED)

                                                   PURCHASES         PROCEEDS
                                                       OF           FROM SALES
                 SUBACCOUNT                        SECURITIES      OF SECURITIES
                 ----------                        ----------      -------------
TOLIC Transamerica Money Market ...................       $86                $46
TOLIC AEGON Bond ..................................        16                  4
TOLIC Janus Growth ................................        54                 25
TOLIC LKCM Strategic Total Return .................         2                  2
TOLIC Van Kampen Emerging Growth ..................        82                 77
TOLIC Alger Aggressive Growth .....................        21                 13
TOLIC Federated Growth & Income ...................        55                  7
TOLIC Transamerica Value Balanced .................       132                 51
TOLIC PBHG/ NWQ Value Select ......................         4                  1
TOLIC American Century International ..............        16                  2
TOLIC GE U.S. Equity ..............................         4                  7
TOLIC Third Avenue Value ..........................        14                  3
TOLIC Clarion Real Estate Securities ..............         5                  4
TOLIC Marsico Growth ..............................        17                  4
TOLIC Munder Net50 ................................         2                  0
TOLIC T. Rowe Price Dividend Growth ...............         1                  0
TOLIC T. Rowe Price Small Cap .....................         4                  5
TOLIC Salomon All Cap .............................        80                 84
TOLIC PBHG Mid Cap Growth .........................        28                  5
TOLIC Dreyfus Mid Cap .............................        13                 10
TOLIC Value Line Aggressive Growth ................         1                  1
TOLIC Great Companies - America(SM) ...............         5                  7
TOLIC Great Companies - Technology(SM) ............         6                  2
TOLIC Great Companies - Global 2 ..................         0                  0
TOLIC Gabelli Global Growth .......................         9                 10
TOLIC Conservative Asset Allocation ...............        25                  0
TOLIC Moderate Asset Allocation ...................        25                  0
TOLIC Moderately Aggressive Asset Allocation ......        25                  0
TOLIC Aggressive Asset Allocation .................        25                  0
TOLIC PIMCO Total Return ..........................        25                  0
TOLIC Janus Balanced ..............................        25                  0
TOLIC Transamerica Convertible Securities .........        25                  0
TOLIC Transamerica Equity .........................        94                 34
TOLIC Transamerica Growth Opportunities ...........        27                  0
TOLIC Capital Guardian Value ......................        29                  3
TOLIC Transamerica U.S. Government Securities .....        25                  0
TOLIC J.P. Morgan Enhanced Index ..................        25                  0
TOLIC Capital Guardian U.S. Equity ................        41                  3
Fidelity VIP Growth Opportunities .................        34                  4
Fidelity VIP Contrafund(R) ........................        27                 16
Fidelity VIP Equity-Income ........................        17                  8


NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Life Account and excludes expenses incurred directly by the underlying funds.

                         Report of Independent Auditors

The Board of Directors

Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2002 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As described in Note 2 to the financial statements, in 2001 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP


Des Moines, Iowa
February 14, 2003

                 Transamerica Occidental Life Insurance Company

                        Balance Sheets - Statutory Basis

                (Dollars in Thousands, Except per Share Amounts)


                                                              DECEMBER 31
                                                       ----------------------------
                                                          2002             2001
                                                       -----------      -----------


ADMITTED ASSETS Cash and invested assets:

   Bonds ..........................................      $13,898,350   $13,994,027
   Preferred stocks:
                   Affiliated entities ............              231         1,068
                   Other ..........................           82,917        71,829
   Common stocks:
                   Affiliated entities
                   (cost: 2002 - $645,348; 2001-
                   $415,348) ......................        1,091,504       964,082
                   Other (cost: 2002 - $80,911;
                    2001 - $411,193) ..............           82,793       421,560
   Mortgage loans on real estate ..................        2,107,263     1,691,144


   Real estate at cost, less accumulated depreciation:
                   (2002 - $128,877;
                   2001 - $123,385)
                   Home office properties .........             --          85,310
                   Investment properties ..........              186           186
                     Properties held for sale .....           80,164          --
   Policy loans ...................................          402,556       411,306
   Cash and short-term investments ................          233,666       172,913
   Receivables for securities .....................            2,498          --
   Net short-term notes receivable from
      affiliates ..................................             --         114,795
   Other invested assets ..........................          808,877       601,144
                                                         -----------   -----------
Total cash and invested assets ....................       18,791,005    18,529,364
Federal and foreign income tax recoverable ........           69,193        40,456
Net deferred income tax asset .....................          134,048       105,070
Accrued investment income .........................          210,140       219,386
Premiums deferred and uncollected .................          193,010       243,404
Reinsurance receivable ............................          151,745       116,195
Receivable from parent, subsidiaries and
affiliates ........................................          190,311          --
Accounts receivable ..............................            75,603       103,620
General agents pension fund .......................           47,991        55,040
Funds withheld by affiliates under reinsurance
treaties .........................................           830,952       562,853
Other admitted assets .............................          213,289       183,331
Separate account assets ...........................        3,209,025     4,124,050
                                                         -----------   -----------
Total admitted assets .............................      $24,116,312   $24,282,769
                                                         ===========   ===========

                                                                        DECEMBER 31
                                                                ----------------------------
                                                                    2002              2001
                                                                    ----              ----


LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:

             Aggregate reserves for policies and contracts:
                             Life .........................     $  5,846,575      $  5,329,698
                             Annuity ......................        3,719,371         3,755,862
                             Accident and health ..........           77,596            74,034
             Liability for deposit-type contracts .........        4,510,173         4,918,103
             Policy and contract claim reserves:
                             Life .........................          300,497            32,527
                             Accident and health ..........           84,674           104,983
             Other policyholders' funds ...................           14,434            15,035
             Municipal reverse repurchase agreements ......          493,976           368,209
             Remittances and items not allocated ..........          153,272           119,068
             Short-term intercompany notes payable ........          214,000              --
             Asset valuation reserve ......................          116,315           179,307
             Interest maintenance reserve .................          133,408            90,208
             Funds held under coinsurance and other
             reinsurance treaties .........................        2,762,248         2,591,742
             Reinsurance in unauthorized reinsurers .......           13,829            77,809
             Commissions and expense allowances
             payable on reinsurance assumed ...............           27,509            23,126
             Payable for securities .......................             --              45,946
             Payable to affiliates ........................             --              20,077
             Transfers to separate accounts due or accrued           (67,751)          (81,230)
             Other liabilities ............................          230,022           553,937
             Separate account liabilities .................        3,117,280         4,004,807
                                                                ------------      ------------
Total liabilities .........................................       21,747,428        22,223,248
Capital and surplus:
             Common stock, $12.50 per share par value,
             4,000,000 shares authorized, 2,206,933 issued
             and outstanding ..............................           27,587            27,587
             Surplus notes ................................          200,000              --
             Paid-in surplus ..............................        1,168,279           889,600
             Unassigned surplus ...........................          973,018         1,142,334
                                                                ------------      ------------
Total capital and surplus .................................        2,368,884         2,059,521
                                                                ------------      ------------
Total liabilities and capital and surplus .................     $ 24,116,312      $ 24,282,769
                                                                ============      ============


See accompanying notes ....................................


                 Transamerica Occidental Life Insurance Company

                   Statements of Operations - Statutory Basis

                             (Dollars in Thousands)

                                                                                 YEAR ENDED DECEMBER 31
                                                                      ------------------------------------------
                                                                          2002           2001            2000
                                                                        ---------      --------        --------


Revenues:
           Premiums and other considerations, net of reinsurance:

                        Life ....................................     $ 1,202,857      $ 1,176,575      $ 1,270,078
                        Annuity .................................         747,213          492,944        1,179,915
                        Accident and health .....................          42,426           66,672          118,827
           Net investment income ................................       1,052,416        1,194,667        1,108,214
           Amortization of interest maintenance reserve .........             714              629           (2,359)
           Commissions and expense allowances on
           reinsurance ceded ....................................         301,824          308,252          415,788
           Income from fees associated with investment
           management, administration and contract
           guarantees for separate accounts .....................          38,359           34,348           36,536
           Modco reinsurance reserve adjustment .................         225,067          591,716          343,852
           Other income .........................................          15,976           61,387          153,589
                                                                      -----------      -----------      -----------
                                                                        3,626,852        3,927,190        4,624,440
Benefits and expenses:
           Benefits paid or provided for:
                        Life and accident and health ............         510,349          562,473          723,471
                        Surrender benefits ......................       1,049,760        1,231,866        1,136,953
                        Other benefits ..........................         616,594          721,076          924,707
                        Increase (decrease) in aggregate
                        reserves for policies and contracts:
                                        Life ....................         645,634          423,176          328,852
                                        Annuity .................        (105,336)        (175,893)        (181,511)
                                        Accident and health .....           3,562          (30,092)          (3,632)
                                        Other ...................            --               --             10,792
                                                                      -----------      -----------      -----------
                                                                        2,720,563        2,732,606        2,939,632
           Insurance expenses:
                        Commissions .............................         451,204          481,455          680,635
                        General insurance expenses ..............         225,659          249,466          331,316
                        Taxes, licenses and fees ................          41,260           33,889           42,636
                        Net transfer to (from) separate
                        accounts ................................        (238,754)         (42,615)         175,350
                        Modco reinsurance interest
                        adjustment ..............................         325,866          420,478          391,739
                        Other ...................................         (18,129)           6,229          138,410
                                                                      -----------      -----------      -----------
                                                                          787,106        1,148,902        1,760,086
                                                                      -----------      -----------      -----------
                                                                        3,507,669        3,881,508        4,699,718
                                                                      -----------      -----------      -----------
Gain (loss) from operations before dividends to
policyholders, federal income tax expense (benefit) and
net realized capital gains (losses) on investments ..............         119,183           45,682          (75,278)


                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

                                                                                            YEAR ENDED DECEMBER 31
                                                                                     -------------------------------------
                                                                                       2002           2001          2000
                                                                                     ---------      --------      --------



Dividends to policyholders ....................................................     $   2,025      $  9,073      $   9,377
                                                                                    ---------      --------      ---------
Gain (loss) from operations before federal income tax expense (benefit) and net
realized capital gains (losses) on investments ................................       117,158        36,609        (84,655)
Federal income tax expense (benefit) ..........................................        41,008       (11,575)         6,152
                                                                                    ---------      --------      ---------
Gain (loss) from operations before net realized capital gains on investments ..        76,150        48,184        (90,807)
Net realized capital gains (losses) on investments (net of related federal
income taxes and amounts transferred from/to interest maintenance reserve) ....      (140,670)       13,610        292,197
                                                                                    ---------      --------      ---------
Net income (loss) .............................................................     $ (64,520)     $ 61,794      $ 201,390
                                                                                    =========      ========      =========

See accompanying notes.

                 Transamerica Occidental Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis

                             (Dollars in Thousands)

                                                                                                                   TOTAL CAPITAL AND
                                        COMMON STOCK    SURPLUS NOTES     PAID-IN SURPLUS    UNASSIGNED SURPLUS        SURPLUS
                                        ------------    -------------     ---------------    ------------------        -------


Balance at January 1, 2000 .........         $27,587             $--      $  509,600          $ 1,426,737            1,963,924

                Net income .........            --                --            --                201,390              201,390

                Change in non-
                admitted assets.....            --                --            --                 42,867               42,867

                Change in
                unrealized capital
                gains/losses .......            --                --            --               (528,752)            (528,752)

                Change in asset
                valuation reserve ..            --                --            --                247,333              247,333

                Cash dividend to
                stockholder ........            --                --            --               (135,000)            (135,000)

                Dividend of
                subsidiary to
                stockholder ........            --                --            --               (210,386)            (210,386)

                Change in liability
                for reinsurance in
                unauthorized
                companies ..........            --                --            --                (19,364)             (19,364)

                Change in surplus
                in separate
                accounts ...........            --                --            --                (16,755)             (16,755)

                Change in surplus
                due to reinsurance .            --                --            --                  9,587                9,587
                Partnership
                termination ........            --                --            --                (46,671)             (46,671)

                Prior year
                adjustments ........            --                --            --                (43,708)             (43,708)

                Capital contribution            --                --          80,000                 --                 80,000
                                             -------          --------    ----------          -----------         -  ---------
Balance at December 31, 2000 .......          27,587              --         589,600              927,278            1,544,465

                Cumulative effect
                of change in
                accounting
                principles .........            --                --            --                 59,703               59,703

                Net income .........            --                --            --                 61,794               61,794

                Change in
                non-admitted assets             --                --            --                 47,524               47,524

                Change in
                unrealized capital
                gains/losses .......            --                --            --               (110,781)            (110,781)

                Change in asset
                valuation reserve ..            --                --            --                152,318              152,318

                Tax benefit on
                stock options
                exercised ..........            --                --            --                      2                    2
                Change in liability
                for reinsurance in
                unauthorized
                companies ..........            --                --            --                (44,127)             (44,127)

                Change in surplus
                in separate
                accounts ...........            --                --            --                (26,046)             (26,046)

                Change in net
                deferred income tax
                asset ..............            --                --            --                 60,600               60,600

                Change in surplus
                due to reinsurance .            --                --            --                 10,659               10,659
                Correction of error             --                --            --                  3,410                3,410
                Capital contribution            --                --         300,000                 --                300,000

                                             -------          --------    ----------          -----------            ---------
Balance at December 31, 2001 .......          27,587              --         889,600            1,142,334            2,059,521

                Cumulative effect
                of change in
                accounting
                principle ..........            --                --            --               (108,739)            (108,739)

                Net loss ...........            --                --            --                (64,520)             (64,520)
                Change in
                non-admitted assets             --                --            --                (48,268)             (48,268)

                Change in
                unrealized capital
                gains/loses ........            --                --            --               (114,321)            (114,321)

                Change in asset
                valuation reserve ..            --                --            --                 62,992               62,992

                Change in liability
                for reinsurance in
                unauthorized
                companies ..........            --                --            --                 63,980               63,980

                Change in surplus
                in separate
                accounts ...........            --                --            --                (34,133)             (34,133)

                Change in net
                deferred income tax
                asset ..............            --                --            --                 83,357               83,357

                Change in reserve
                on account of
                change in valuation
                basis ..............            --                --            --                 12,510               12,510

                Issuance of surplus
                notes ..............            --             200,000          --                   --                200,000

                Change in surplus
                due to reinsurance .            --                --            --                (22,174)             (22,174)

                Capital contribution            --                --         278,679                 --                278,679
                                             -------          --------    ----------          -----------            ---------
Balance at December 31, 2002 .......         $27,587          $200,000    $1,168,279          $   973,018            2,368,884
                                             =======          ========    ==========          ===========            =========


See accompanying notes.

                 Transamerica Occidental Life Insurance Company

                   Statements of Cash Flow - Statutory Basis

                             (Dollars in Thousands)

                                                                                  YEAR ENDED DECEMBER 31
                                                               -------------------------------------------------------
                                                                  2002                  2001                 2000
                                                               -----------          -----------           -----------



OPERATING ACTIVITIES

Premiums and annuity considerations ...............          $  2,044,403           $ 1,705,802           $ 1,676,491
Other policy proceeds and considerations ..........                  --                    --                 278,093
Allowances and reserve adjustments received on
reinsurance ceded .................................               268,361               359,414               443,651
Investment income received ........................             1,065,669             1,230,605             1,119,095
Other income received .............................                65,604               418,611             1,814,840
Life and accident and health claims paid ..........              (578,697)             (612,487)             (665,369)
Surrender benefits and other fund withdrawals
paid ..............................................            (1,083,133)           (1,343,332)           (1,137,020)
Annuity and other benefits paid ...................              (139,310)             (760,578)             (653,975)
Commissions, other expenses and taxes paid ........              (745,760)             (856,560)           (1,083,271)
Dividends paid to policyholders ...................               (12,439)               (9,189)               (9,820)
Federal income taxes (paid) received ..............               (69,745)             (165,655)              208,049
Reinsurance reserve transfers and other ...........              (288,658)             (669,614)             (363,332)
Net transfers from (to) separate accounts .........               389,725              (396,137)             (146,852)
                                                             ------------           -----------           -----------
Net cash provided by (used in) operating
activities ........................................               916,020            (1,099,120)            1,480,580
INVESTING ACTIVITIES

 Proceeds from investments sold, matured or repaid:

                Bonds .............................            10,637,192             8,563,654             5,872,493
                Stocks ............................               479,164               443,059             2,122,089
                Mortgage loans on
                real estate .......................               170,600               117,761                15,173
                Real estate .......................                  --                   4,938                  --
                Other invested
                assets ............................               125,795                25,831                 6,394
                Miscellaneous
                proceeds ..........................                   941                84,864                 1,079
                                                             ------------           -----------           -----------
Total investment proceeds .........................            11,413,692             9,240,107             8,017,228
Income taxes received (paid) on net
realized capital gains/losses .....................                28,528               (61,074)             (178,914)
                                                             ------------           -----------           -----------
Net proceeds from sales, maturities, or repayments
of investments ....................................            11,442,220             9,179,033             7,838,314

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)


                                                                                        YEAR ENDED DECEMBER 31
                                                                      --------------------------------------------------------
                                                                          2002                  2001                  2000
                                                                      -------------         ------------          ------------



Cost of investments acquired:
                Bonds .....................................          $(10,543,121)          $(8,111,235)          $(7,506,987)
                Stocks ....................................              (509,283)             (434,984)           (1,273,183)
                Mortgage loans on
                real estate ...............................              (586,643)             (667,399)             (771,604)
                Real estate ...............................                  (347)                 (370)               (1,287)
                Other invested
                assets ....................................              (110,342)             (398,649)             (132,908)
                Miscellaneous
                applications ..............................               (67,514)              (40,278)               (1,242)
                                                                     ------------           -----------           -----------
Total cost of investments acquired ........................           (11,817,250)           (9,652,915)           (9,687,211)
Net decrease (increase) in policy loans ...................                 8,750                 6,543                (8,315)
                                                                     ------------           -----------           -----------
Net cost of investments acquired ..........................           (11,808,500)           (9,646,372)           (9,695,526)
                                                                     ------------           -----------           -----------
Net cash used in investing activities .....................              (366,280)             (467,339)           (1,857,212)

FINANCING AND MISCELLANEOUS ACTIVITIES

 Other cash provided:

                Capital and surplus paid-in ...............               250,000               300,000                80,000
                Borrowed money ............................               214,000                  --                    --
                Deposits on deposit-type contract funds and
                other liabilities without life or
                disability contingencies ..................             1,792,041             3,107,416                  --
                Other sources .............................               388,485             2,227,912             1,971,505
                                                                     ------------           -----------           -----------
Total other cash provided .................................             2,644,526             5,335,328             2,051,505
Other cash applied:
                Dividends paid to stockholder .............                  --                    --                (135,000)
                Withdrawals on deposit-type contract funds
                and other liabilities without life or
                disability contingencies...................            (2,558,177)           (2,720,630)                 --
                Other applications,
                net .......................................              (575,336)           (1,276,007)           (1,571,646)
                                                                     ------------           -----------           -----------
Total other cash applied ..................................            (3,133,513)           (3,996,637)           (1,706,646)
                                                                     ------------           -----------           -----------
Net cash provided by (used in) financing and miscellaneous
activities ................................................              (488,987)            1,638,691               344,859
                                                                     ------------           -----------           -----------
Net increase (decrease) in cash and short-term
investments ...............................................                60,753                72,232               (31,773)
Cash and short-term investments:
                Beginning of year .........................               172,913               100,681               132,454
                                                                     ------------           -----------           -----------
                End of year ...............................          $    233,666           $   172,913           $   100,681
                                                                     ============           ===========           ===========


See accompanying notes.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

                                December 31, 2002

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Occidental Life Insurance Company (the Company) is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Service Company, which is an indirect wholly-owned subsidiary of Transamerica Corporation (Transamerica). Transamerica is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company has two wholly-owned insurance subsidiaries:
Transamerica Life Insurance and Annuity Company (TALIAC) and Transamerica Life Insurance Company of New York (TONY). As described in Note 14, in 2000, the Company transferred its entire ownership interest in its subsidiary, Transamerica Life Insurance Company of Canada, in the form of a dividend to its parent.

NATURE OF BUSINESS

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are distributed in 49 states.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

     All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as could be required under GAAP for fair value hedges.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of an other-than-temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve"
     (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. Separate Accounts With
     Guarantees: Some of the Company's separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

     Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received for and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life,

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

     Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

     Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP. Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

      Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

      Surplus Notes: Surplus notes are reported as surplus rather than as liabilities.

      Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.


The effects of these variances have not been determined by the Company, but are presumed to be material.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office
(SVO) of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of the Company's affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships, which are recorded at

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

equity in underlying net assets, and derivative financial instruments, which are valued in accordance with the NAIC Accounting Practices and Procedures Manual and Purposes and Procedures Manual of the SVO.

The Company uses swaps, interest rate caps and floors, options, swaptions and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreements is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $20,367 and $9,659, respectively, with respect to such practices.

PREMIUMS

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to
12.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50 "Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency, and are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reported as premiums, benefits or changes in reserve in the statement of operations.

MUNICIPAL REVERSE REPURCHASE AGREEMENTS

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $131,583, $191,967, and $350,784 in 2002, 2001, and 2000, respectively. In addition, the Company received $38,359, $34,348 and $36,536 in 2002, 2001 and 2000, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


REINSURANCE CEDED

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

PRIOR YEAR ADJUSTMENTS

Prior year adjustments charged directly to surplus in 2001 relate to various suspense account adjustments of $3,410. These adjustments were made to balances in existence at December 31, 2000 and this write off has been treated as a correction of an error.

Prior year adjustments charged directly to surplus in 2000 relate to expenses incurred for sales practices litigation of $8,199 (see Note 12), the write off of software of $30,043 and suspense adjustments of $5,466. There was no overall impact to surplus resulting from the software write off as this item was previously nonadmitted.

RECLASSIFICATIONS

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2.    ACCOUNTING CHANGES

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline
39. The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The cumulative effect of adopting Guideline 39 on December 31, 2002 was $108,739, which was charged directly to unassigned surplus as a cumulative effect of a change in accounting principle.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

2.    ACCOUNTING CHANGES (CONTINUED)

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Iowa Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $59,703 as of January 1, 2001. This amount was made up by the establishment of deferred income tax assets of $58,009 and investment adjustments that increased surplus by $12,724, offset by the establishment of a guaranty fund accrual of $4,317 and the establishment of a vacation accrual amount of $6,713.

Effective January 1, 2003, the Company will adopt the provisions SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company's financial condition or results of operations in future periods.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

3.       FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, other than affiliated entities, are based on quoted market prices.

      Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

      Interest rate floors, caps, swaps, and swaptions and currency swaps:
      Estimated fair value of interest rate floors and caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate swaps and swaptions and currency swaps, are based upon the pricing differential for similar swap agreements. The carrying value of these items is included with other invested assets on the balance sheet.

      Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

      Net short-term notes receivable from/payable to affiliates: The fair value for net short-term notes receivable from/payable to affiliates approximate their carrying value.

      Separate account assets: The fair value of separate account assets are based on quoted market prices.

      Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

3.    FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

      Separate account annuity liabilities: The fair value for certain separate account annuity liabilities included in the total herein approximates the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts, while the fair value for other separate account annuity liabilities is estimated using discounted cash flow calculations.


Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:


                                                   DECEMBER 31
                          --------------------------------------------------------------
                                      2002                              2001
                          ----------------------------      ----------------------------
                           CARRYING           FAIR           CARRYING           FAIR
                            AMOUNT            VALUE           AMOUNT            VALUE
                          -----------      -----------      -----------      -----------
ADMITTED ASSETS

Bonds ..................  $13,898,350      $14,690,125      $13,994,027      $14,318,212
Preferred stocks other
than affiliates ........       82,917           81,816           71,829           71,781
Common stocks other
than affiliates ........       82,793           82,793          421,560          421,560
Mortgage loans on
real estate ............    2,107,263        2,293,768        1,691,144        1,725,209
Policy loans ...........      402,556          402,556          411,306          411,306
Floors, caps, options
and swaptions ..........       17,317           18,092           20,460           23,573
Interest rate and
currency swaps .........        8,714         (93,783)           19,037          (9,528)
Cash and short-term
investments ............      233,666          233,666          172,913          172,913
Net short-term notes
receivable from
affiliates .............           --               --          114,795          114,795
Separate account
assets .................    3,209,025        3,209,025        4,124,050        4,124,050
LIABILITIES
Investment contract
liabilities ............    6,505,231        6,695,592        7,129,511        7,023,710
Net short-term notes
payable to affiliates ..      214,000          214,000               --               --
Separate account
annuity liabilities ....    2,979,670        2,987,744        3,950,263        4,022,537

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS

The Company's investment in common stocks of its wholly-owned subsidiaries, based on the statutory capital and surplus of the subsidiaries, is summarized as follows:

                         COST        CARRYING AMOUNT
                       --------      ---------------
DECEMBER 31, 2002
TALIAC ..............  $  478,418         $  999,342
TONY ................     148,600             92,162
Other ...............      18,330                 --
                       ----------         ----------
                       $  645,348         $1,091,504
                       ==========         ==========

                         COST        CARRYING AMOUNT
                       --------      ---------------
DECEMBER 31, 2001
TALIAC ..............  $298,418           $931,476
TONY ................    98,600             32,606
Other ...............    18,330                 --
                       --------           --------
                       $415,348           $964,082
                       ========           ========


Certain statutory-basis financial information with respect to TALIAC and TONY, the Company's wholly-owned insurance subsidiaries, is as follows:


                                                             DECEMBER 31
                                                    ----------------------------
                                                       2002             2001
                                                    -----------      -----------
SUMMARY STATUTORY-BASIS BALANCE SHEETS
Cash and investments .............................  $19,379,001      $17,439,047
Other assets .....................................    5,685,343        6,257,332
                                                    -----------      -----------
Total assets .....................................  $25,064,344       23,696,379
Aggregate reserves ...............................   14,955,489       13,332,009
Other liabilities ................................    9,017,351        9,400,288
                                                    -----------      -----------
Total liabilities ................................   23,972,840       22,732,297
                                                    -----------      -----------
Total capital and surplus ........................  $ 1,091,504      $   964,082
                                                    ===========      ===========

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

                                            YEAR ENDED DECEMBER 31
                              --------------------------------------------------
                                 2002              2001                2000
                              ----------      --------------      --------------
SUMMARY STATUTORY-BASIS
  STATEMENTS OF
  OPERATIONS
Revenue ....................  $5,630,656      $    6,606,843      $    7,429,428
Expenses and taxes .........   5,653,337           6,683,417           7,342,603
                              ----------      --------------      --------------
Net income (loss) ..........  $ (22,681)      $      (76,574)     $       86,825
                                              $   13,290,260      $   14,772,031
                                                           0                   0
                              ==========      ==============      ===============



As discussed in Note 11, in 2002 the Company received a capital contribution of $228,679, which reflected a contribution of the membership interests for two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2002, the Companies carrying value for these two affiliated entities is $223,546. Summarized combined balance sheet information as of December 31, 2002 for these two companies is as follows:

Debt securities ......................................................  $ 26,018
Real estate ..........................................................   202,509
Other assets .........................................................     5,052
                                                                        --------
Total assets .........................................................  $233,579
Current liabilities ..................................................  $ 10,033
Total member's interest ..............................................   223,546
                                                                        --------
Total liabilities and member's interest ..............................  $233,579
                                                                        ========

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

The carrying value and estimated fair value of investments in bonds and preferred stock were as follows:

                                          GROSS           GROSS          ESTIMATED
                        CARRYING        UNREALIZED      UNREALIZED         FAIR
                          VALUE           GAINS           LOSSES           VALUE
                       -----------     ----------      -----------     -----------
DECEMBER 31, 2002
United States
Government and
agencies ............  $   965,179     $    21,523     $       498     $   986,204
State, municipal
and other
government ..........      288,937          36,730             119         325,548
Public utilities ....    1,176,303          77,285          46,637       1,206,951
Industrial and
miscellaneous .......    8,668,692         789,625         123,015       9,335,302
Mortgage and other
asset- backed
securities ..........    2,799,239         103,870          66,989       2,836,120
                       -----------     -----------     -----------     -----------
                        13,898,350       1,029,033         237,258      14,690,125
Preferred stocks
other than
affiliates ..........       82,917           4,013           5,114          81,816
                       -----------     -----------     -----------     -----------
                       $13,981,267     $ 1,033,046     $   242,372     $14,771,941
                       ===========     ===========     ===========     ===========

DECEMBER 31, 2001
United States
Government and
agencies ............  $   589,852     $     5,275     $       339     $   594,788
State, municipal
and other government.      241,086          21,819             840         262,065
Public utilities         1,277,568          51,514          21,107       1,307,975
Industrial and
miscellaneous .......    8,779,383         437,071         158,900       9,057,554
Mortgage and other
asset- backed
securities ..........    3,106,138          61,561          71,869       3,095,830
                       -----------     -----------     -----------     -----------
                        13,994,027         577,240         253,055      14,318,212
Preferred stocks
other than
affiliates ..........       71,829           1,281           1,329          71,781
                       -----------     -----------     -----------     -----------
                       $14,065,856     $   578,521     $   254,384     $14,389,993
                       ===========     ===========     ===========     ===========


The carrying value and estimated fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                ESTIMATED
                                                CARRYING          FAIR
                                                  VALUE           VALUE
                                               -----------     -----------
Due in one year or less .....................  $   213,454     $   215,602
Due after one year through five years .......    2,490,469       2,612,988
Due after five years through ten years ......    3,085,817       3,301,201
Due after ten years .........................    5,309,371       5,724,214
Mortgage and other asset-backed securities ..    2,799,239       2,836,120
                                               -----------     -----------
                                               $13,898,350     $14,690,125
                                               ===========     ===========

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                                YEAR ENDED DECEMBER 31
                                      ------------------------------------------
                                         2002            2001            2000
                                      ----------      ----------      ----------
Interest on bonds and preferred
stocks ...........................  $   960,449      $ 1,090,350      $ 1,068,590
Dividends from common stocks .....        1,387            2,390            5,332
Interest on mortgage loans .......      121,963          106,538           49,068
Rental income on real estate .....       19,103           25,496           30,180
Interest on contract loans .......       26,777           28,095           22,994
Cash and short-term investments ..        5,517            9,982            5,938
Other investment income ..........      (20,803)           2,622           18,427
                                    -----------      -----------      -----------
                                      1,114,393        1,265,473        1,200,529
Less investment expenses .........      (61,977)         (70,806)         (92,315)
                                    -----------      -----------      -----------
Net investment income ............  $ 1,052,416      $ 1,194,667      $ 1,108,214
                                    ===========      ===========      ===========


During 2002, the Company wrote off accrued interest of $21,187 related to its investment in two Collateralized Bond Obligations (CBO's), which is included in other investment income in the table above. These CBO's accrue interest at a rate consistent with the expectation of payments outlined in the CBO covenants. The Company periodically assesses the ultimate expected recovery of this interest accrual and makes adjustments as necessary.

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:

                                          YEAR ENDED DECEMBER 31
                               ------------------------------------------------
                                   2002              2001              2000
                               -----------       ------------      ------------
Proceeds ....................  $ 10,637,192      $  8,563,654      $  5,872,493
                               ============      ============      ============
Gross realized gains ........  $    223,327      $    221,180      $     94,531
Gross realized losses .......      (196,586)         (200,610)         (157,019)
                               ------------      ------------      ------------
Net realized capital gains
(losses) ....................  $     26,741      $     20,570      $    (62,488)
                               ============      ============      ============



Gross realized losses in 2002 and 2001 include $65,553 and $94,439, respectively, that relate to losses recognized on other than temporary declines in market values of bonds.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

At December 31, 2002, investments with an aggregate carrying value of $4,492 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses for investments are summarized below:


                                                 REALIZED
                                 ----------------------------------------
                                          YEAR ENDED DECEMBER 31
                                 ----------------------------------------
                                    2002           2001           2000
                                 ----------      ---------      ---------
Bonds .........................  $  26,741      $  20,570      $ (62,488)
Preferred stocks ..............    (17,035)        (9,175)         6,124
Common stocks .................   (104,230)        19,878        499,621
Derivatives ...................    (21,593)        90,144           (103)
Gain from transfer of Taiwan
branch (Note 15) ..............         --         75,125             --
Other invested assets .........     (9,166)         5,847        (16,983)
                                 ---------      ---------      ---------
                                  (125,283)       202,389        426,171
Federal income tax effect .....     28,528       (114,082)      (178,914)
Transfer from (to) interest
maintenance reserve ...........    (43,915)       (74,697)        44,940
                                 ---------      ---------      ---------
Net realized capital gains
(losses) on investments .......  $(140,670)     $  13,610      $ 292,197
                                 =========      =========      =========



                                             CHANGE IN UNREALIZED
                                  ----------------------------------------
                                            YEAR ENDED DECEMBER 31
                                  ----------------------------------------
                                     2002           2001           2000
                                  ----------     ----------     ----------
Bonds ..........................  $ (32,236)     $   5,670      $ (10,264)
Preferred stocks ...............      1,115          2,346         (4,499)
Common stocks ..................   (111,063)       (75,874)      (512,790)
Mortgage loans on real estate ..          3          1,745         (1,791)
Derivatives ....................     (1,114)       (36,737)         1,342
Other invested assets ..........     28,974         (7,931)          (750)
                                  ---------      ---------      ---------
Change in unrealized capital
gains/losses ...................  $(114,321)     $(110,781)     $(528,752)
                                  =========      =========      =========

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:


                              DECEMBER 31
                         ----------------------
                           2002          2001
                         --------      --------
Unrealized gains ......  $  5,337      $ 40,756
Unrealized losses .....    (3,455)      (30,389)
                         --------      --------
Net unrealized gains ..  $  1,882      $ 10,367
                         ========      ========


During 2002, the Company issued mortgage loans with interest rates ranging from 8.03% to 3.30%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 85%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

No loans were foreclosed or acquired by deed and transferred to real estate during 2002 and 2001. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the AVR of $18,107 and $12,167, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

             GEOGRAPHIC DISTRIBUTION
-------------------------------------------------
                             DECEMBER 31
                      ---------------------------
                      2002             2001
                      -----      ----------------
South Atlantic .....  29%          25%
Pacific ............  25           29
Middle Atlantic ....  11           10
E. North Central ...   9            7
W. North Central ...   7            8
Mountain ...........   7            7
W. South Central ...   6            9
New England ........   3            3
E. South Central ...   3            2


        PROPERTY TYPE DISTRIBUTION
-------------------------------------------
                         DECEMBER 31
                   ------------------------
                   2002           2001
                   -----      -------------
Office ..........  34%          36%
Apartment .......  21           19
Industrial ......  18           17
Retail ..........  16           19
Other ...........  11            9




The operations of the Company are subject to risk of interest rate fluctuations to the extent that there is a difference between the cash flows from the Company's interest-earning assets and the cash flows related to its liabilities. In the normal course of its

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

operations, the Company hedges some of its interest rate risk with derivative financial instruments. These derivatives comprise primarily interest rate swap agreements, interest rate floor agreements, foreign currency swap agreements, call option agreements, S&P 500 call option agreements, and options to enter into interest rate swap agreements (swaptions). The Company does not use derivatives financial instruments for trading or speculative purposes, nor is the Company a party to any leveraged derivative contracts.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to hedge against a fall in interest rates that would increase reinvestment risk. Reinvestment risk is a result of calls, prepayments and redemptions of assets when interest rates are low and the floor is designed to generate cash flows to offset the lower cash flows during this environment. A single premium is paid by the Company at the beginning of the contract. These floors are recorded at amortized cost in the financial statements.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

the underlying instrument receives that treatment.


Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues products which provide the customer a return based on the S&P 500 Index. The Company uses S&P 500 futures contracts and/or S&P options to hedge the option risk associated with the products. These programs require a Black-Scholes formula to be used to calculate the delta of the liability option and the delta of the futures contracts and options; the difference between the deltas must be within a specified tolerance. Futures are marked to market on a daily basis and a cash payment is made/received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $73,876 and credit default swaps with a fair value of $(1,086). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company has not recognized any capital losses related to replication transactions.

The Company has credit risk exposure to the extent that a counterparty fails to make payment on its obligation. While the Company is exposed to credit risk in the event of nonperformance by the other party, nonperformance is not anticipated due to the credit rating of the counterparties. At December 31, 2002, all of the Company's derivative financial instruments were with financial institutions rated A or better by one or more of the major credit rating agencies.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

4.    INVESTMENTS (CONTINUED)

Market risk is the risk the Company faces from a change in the market value of a derivative instrument. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk). The Company mitigates this risk by actively measuring and monitoring correlation and taking corrective action as necessary.

At December 31, 2002 and 2001, the Company's outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

                                                                  NOTIONAL AMOUNT
                                                            -------------------------
                                                              2002           2001
                                                            ----------     ----------
DERIVATIVE SECURITIES Interest rate and currency swaps:
  Receive float-pay float ................................  $  109,524     $   68,979
  Receive fixed-pay float ................................   1,276,326      1,462,521
  Receive float-pay fixed ................................   1,384,237      1,237,938
Interest rate floor agreements ...........................     200,000        508,348
Swaptions ................................................          --        850,000
Call options .............................................      30,699         31,399
Caps .....................................................      89,039             --


5.    REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. Ceded reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

5.    REINSURANCE (CONTINUED)

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

Premiums earned and reserves and claims liability amounts reflect the following reinsurance assumed and ceded amounts:

                                                            CEDED/RETROCEDED TO                ASSUMED FROM
                                                       ---------------------------     ---------------------------
                                         DIRECT         AFFILIATED     UNAFFILIATED     AFFILIATED     UNAFFILIATED        NET
                                         AMOUNT         COMPANIES       COMPANIES       COMPANIES       COMPANIES         AMOUNT
                                       -----------     -----------     -----------     -----------     -----------     -----------
Year ended
  December 31, 2002:
    Premium revenue .................  $ 2,174,668     $   276,140     $ 1,054,650     $   196,605     $   952,013     $ 1,992,496
                                       ===========     ===========     ===========     ===========     ===========     ===========
At December 31,
  2002:
  Reserves for future policy
    benefits ........................  $13,756,419     $ 3,120,610     $ 4,245,798     $   855,966     $ 2,397,565     $ 9,643,542
  Policy and contract claims payable.      309,542          29,751         323,526           1,821         427,085         385,171
                                       -----------     -----------     -----------     -----------     -----------     -----------
                                       $14,065,961     $ 3,150,361     $ 4,569,324     $   857,787     $ 2,824,650     $10,028,713
                                       ===========     ===========     ===========     ===========     ===========     ===========
Year ended
  December 31, 2001:
    Premium revenue .................  $ 2,226,471     $   262,322     $ 1,220,411     $   248,816     $   743,637     $ 1,736,191
                                       ===========     ===========     ===========     ===========     ===========     ===========
At December 31,
  2001:
  Reserves for future policy
    benefits ........................  $13,376,871     $ 3,095,365     $ 3,565,994     $   591,624     $ 1,852,458     $ 9,159,594
  Policy and contract claims
    payable .........................      232,878          23,654         532,401           4,612         456,075         137,510
                                       -----------     -----------     -----------     -----------     -----------     -----------
                                       $13,609,749     $ 3,119,019     $ 4,098,395     $   596,236     $ 2,308,533     $ 9,297,104
                                       ===========     ===========     ===========     ===========     ===========     ===========
Year ended
  December 31, 2000:
    Premium revenue .................  $ 2,623,910     $   199,290     $ 1,574,257     $   359,387     $ 1,359,070     $ 2,568,820
                                       ===========     ===========     ===========     ===========     ===========     ===========
At December 31,
  2000:
  Reserves for future policy
    benefits ........................  $13,558,393     $ 3,402,793     $ 3,590,670     $   524,069     $ 2,355,940     $ 9,444,939
  Policy and contract claims
    payable .........................      289,280          34,769         267,285           4,844         402,406         394,476
                                       -----------     -----------     -----------     -----------     -----------     -----------
                                       $13,847,673     $ 3,437,562     $ 3,857,955     $   528,913     $ 2,758,346     $ 9,839,415
                                       ===========     ===========     ===========     ===========     ===========     ===========

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

5.    REINSURANCE (CONTINUED)

During 2001, the Company novated certain traditional life insurance contracts to AUSA Life Insurance Company, Inc. (AUSA), an affiliate, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by AUSA will be passed through to the Company as an experience rated refund. The Company recorded a deferred liability of $14,281 as a result of this transaction. The accretion of the deferred liability for 2002 and 2001 was $1,428.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. At December 31, 2002, the Company holds collateral from this affiliate in the form of letters of credit of $225,728, covering this reinsurance agreement and others.

In 2000, the Company entered into a reinsurance transaction with two affiliated companies in which the Company assumed certain structured settlement liabilities on a funds withheld basis. As a result, the Company has recorded a related asset of $830,952 at December 31, 2002 and $562,853 at December 31, 2001.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

6. INCOME TAXES

The main components of deferred income tax amounts are as follows:

                                             DECEMBER 31, 2002      DECEMBER 31, 2001
                                             -----------------      -----------------
Deferred income tax assets:
                Nonadmitted assets .........          $ 14,501          $ 10,312
                Provision for contingent
                experience rated refund ....            10,794            10,979
                Tax basis deferred
                acquisitions costs .........           166,335           137,730
                Reserves ...................           219,148           177,081
                Unrealized capital losses ..            67,147            53,850
                Section 807(f) assets ......             7,356             2,700
                Deferred intercompany
                losses .....................            18,920                --
                Other ......................            36,003            27,082
                                                      --------          --------
Deferred income tax assets .................          $540,204          $419,734
                                                      ========          ========
Deferred income tax assets nonadmitted .....          $285,334          $230,955
                                                      ========          ========
Deferred income tax liabilities:
                Partnerships ...............          $  3,095          $  6,073
                Agent deferred compensation             24,219            20,243
                Real estate ................            42,793             1,543
                Section 807(f) liabilities .             2,567             2,807
                Separate account seed money              5,705             5,705
                Unrealized capital gains
                (losses) ...................            20,856            39,006
                Deferred intercompany gains             15,647                --
                Other ......................             5,940             8,332
                                                      --------          --------
Total deferred income tax liabilities ......          $120,822          $ 83,709
                                                      ========          ========

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

6. INCOME TAXES (CONTINUED)

The change in net deferred income tax assets and deferred income tax assets - nonadmitted are as follows:

                                                        YEAR ENDED DECEMBER 31
                                                      --------------------------
                                                         2002            2001
                                                      ----------      ----------
Change in net deferred income tax asset ....           $83,357           $60,600
                                                       =======           =======
Change in deferred income tax assets--
nonadmitted ................................            54,379            13,540
                                                       =======           =======


Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

                                                           YEAR ENDED DECEMBER 31
                                              ----------------------------------------------
                                                2002              2001               2000
                                              --------          ---------          ---------
Income tax expense (benefit)
computed at the federal statutory
rate (35%) .........................          $ 41,005           $ 12,813           $(29,629)
                Agent deferred
                compensation .......               803              5,676                 --
                Deferred
                acquisition costs -
                tax basis ..........            12,420             (7,785)             6,082
                Dividends received
                deduction ..........            (1,450)            (2,266)            (1,420)
                IMR amortization ...              (250)              (220)               826
                Investment income
                items ..............            (1,091)            (4,688)                --
                Prior year under
                accrual ............            24,232             49,533             46,125
                Reinsurance
                adjustments ........            (8,264)             6,093                 --
                Tax credits ........           (30,565)           (31,301)           (27,111)
                Tax reserve
                valuation ..........             4,156            (46,303)            11,844
                Other ..............                12              6,873               (565)
                                              --------           --------           --------
Federal income tax expense (benefit)          $ 41,008           $(11,575)          $  6,152
                                              ========           ========           ========



For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

6. INCOME TAXES (CONTINUED)

Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1995. The examination fieldwork for 1996 and 1997 has been completed and a petition has been filed in the tax court. An examination is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($117,701 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $41,195.

7. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

7. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)


                                                                                           DECEMBER 31
                                                              ------------------------------------------------------------------
                                                                           2002                                2001
                                                              -----------------------------------  -----------------------------
                                                                 AMOUNT          PERCENT             AMOUNT          PERCENT
                                                              ------------      ------------       ------------     ------------
Subject to discretionary withdrawal with adjustment:
                With market value adjustment .......          $  3,176,649                19%      $  2,901,417               16%
                At book value less surrender charge.               109,257                 1            472,377                3
                At market value ....................             2,159,586                13          2,702,165               15
Subject to discretionary withdrawal without
   adjustment ......................................             1,213,713                 7          1,039,197                6
Not subject to discretionary withdrawal provision...            10,242,376                60         10,497,679               60
                                                              ------------      ------------       ------------     ------------
Total annuity reserves and deposit liabilities......            16,901,581               100%        17,612,835              100%
                                                                                ============                        ============
Less reinsurance ceded .............................            (5,657,742)       (5,065,994)
                                                              ------------      ------------
Net annuity reserves and deposit liabilities .......          $ 11,243,839      $ 12,546,841
                                                              ============      ============


Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

7. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Information regarding the separate accounts of the Company is as follows:

                                                                 NONINDEXED        NONINDEXED
                                                               GUARANTEED LESS   GUARANTEED MORE     NONGUARANTEED
                                          GUARANTEED INDEXED       THAN 4%           THAN 4%       SEPARATE ACCOUNTS    TOTAL
                                          ------------------   ---------------   ---------------   -----------------  ----------
Premiums, deposits and other
considerations for the year ended
December 31, 2002 ................            $    --            $  728,416         $  176,820         $  121,821     $1,027,057
                                              =======            ==========         ==========         ==========     ==========
For accounts with assets at market
value as of December 31, 2002 ....            $10,620            $  773,213         $  381,228         $1,872,843     $3,037,904
                                              =======            ==========         ==========         ==========     ==========
Reserves by withdrawal
characteristics as of
December 31, 2002:
                At market value ..            $    --                   $--                $--         $1,843,872     $1,843,872
                Not subject to
                discretionary
                withdrawal .......             10,620               773,213            381,228             28,971      1,194,032
                                              -------            ----------         ----------         ----------     ----------
                                              $10,620            $  773,213         $  381,228         $1,872,843     $3,037,904
                                              =======            ==========         ==========         ==========     ==========
Premiums, deposits and other
considerations for the year ended
December 31, 2001 ................            $    --            $  478,757         $  555,299         $  190,187     $1,224,243
                                              =======            ==========         ==========         ==========     ==========
For accounts with assets at market
value as of December 31, 2001 ....            $11,151            $  472,869         $  777,765         $2,660,485     $3,922,270
                                              =======            ==========         ==========         ==========     ==========
Reserves by withdrawal
characteristics as of
December 31, 2001:
                At market value ..            $    --                   $--                $--         $2,613,016     $2,613,016
                Not subject to
                discretionary
                withdrawal .......             11,151               472,869            777,765             47,469      1,309,254
                                              -------            ----------         ----------         ----------     ----------
                                              $11,151            $  472,869         $  777,765         $2,660,485     $3,922,270
                                              =======            ==========         ==========         ==========     ==========

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

7. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)


Premiums, deposits and other
considerations for the year ended
December 31, 2000 ...............          $     --          $--          $       --          $  349,535          $  349,535
                                           ========          ===          ==========          ==========          ==========
Reserves for separate accounts as
of December 31, 2000 ............          $ 17,528          $--          $  754,619          $3,188,901          $3,961,048
                                           ========          ===          ==========          ==========          ==========
Reserves by withdrawal
characteristics as of
December 31, 2000:
                At market value .          $     --          $--          $       --          $3,188,901          $3,188,901
                Not subject to
                discretionary
                withdrawal ......            17,528           --             754,619                  --             772,147
                                           --------          ---          ----------          ----------          ----------
                                           $ 17,528          $--          $  754,619          $3,188,901          $3,961,048
                                           ========          ===          ==========          ==========          ==========


A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                  YEAR ENDED DECEMBER 31
                                          ---------------------------------------
                                             2002           2001           2000
                                          ---------       ---------      ---------
Transfer as reported in the summary of
operations of the separate accounts
statement:
                Transfers to
                separate accounts         $ 131,581       $ 191,967      $ 350,784
                Transfers from
                separate accounts           376,462         230,254        181,133
                                          ---------       ---------      ---------
Net transfers to separate accounts         (244,881)        (38,287)       169,651
Other reconciling adjustments ....            6,127          (4,328)         5,699
                                          ---------       ---------      ---------
Net transfers as reported in the
statements of operations .........        $(238,754)      $ (42,615)     $ 175,350
                                          =========       =========      =========


At December 31, 2002, the Company had variable annuities with guaranteed benefits as follows:

    BENEFIT AND             SUBJECTED         AMOUNT OF        REINSURANCE RESERVE
    TYPE OF RISK          ACCOUNT VALUE      RESERVE HELD            CREDIT
--------------------      -------------      ------------      -------------------
Guaranteed minimum
income benefit .........     $3,111,563          $259,234                 $150,078

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

7. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                          GROSS         LOADING         NET
                                        ---------      ---------     ---------
DECEMBER 31, 2002
Life and annuity:
                Ordinary first-year
                business ..........     $  30,031      $  16,791     $  13,240
                Ordinary renewal
                business ..........       333,635         15,500       318,135
                Group life direct
                business ..........           745             --           745
                Reinsurance ceded .      (142,195)            --      (142,195)
                                        ---------      ---------     ---------
                                          222,216         32,291       189,925
Accident and health ...............         3,085             --         3,085
                                        ---------      ---------     ---------
                                        $ 225,301      $  32,291     $ 193,010
                                        =========      =========     =========
DECEMBER 31, 2001
Life and annuity:
                Ordinary first-year
                business ..........     $  78,769      $  13,701     $  65,068
                Ordinary renewal
                business ..........       280,273         16,335       263,938
                Group life direct
                business ..........         4,058             --         4,058
                Reinsurance ceded .      (104,839)            --      (104,839)
                                        ---------      ---------     ---------
                                          258,261         30,036       228,225
Accident and health ...............        15,179             --        15,179
                                        ---------      ---------     ---------
                                        $ 273,440      $  30,036     $ 243,404
                                        =========      =========     =========


At December 31, 2002 and 2001, the Company had insurance in force aggregating $90,428,003 and $38,795,528 respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $92,769 and $53,483 to cover these deficiencies at December 31, 2002 and 2001, respectively.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

7. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $12,510 and separate account reserves to increase by $6,393. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

8. DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company's statutory surplus as of the preceding December 31, or (b) the Company's statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $234,130.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

9. SALES, TRANSFER, AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES


During 2002 and 2001, the Company sold $3,721 and $55,838, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

10. PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Beginning in 2001, the Company's employees participate in a qualified benefit plan sponsored by AEGON USA, Inc. (AEGON), an affiliate. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $3,322 and 3,515 for the years ended December 31, 2002 and 2001, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Prior to 2001, substantially all employees were covered by noncontributory defined plans sponsored by the Company and Transamerica. The Company's total pension costs were approximately $1,100 for the year ended December 31, 2000.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $378 and $496 for the years ended December 31, 2002 and 2001, respectively. Prior to 2001, the Company participated in various contributory defined benefit programs sponsored by Transamerica that provided medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income was approximately $3,000 for the year ended December 31, 2000.

11. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $54,165, $31,310, and $21,323, respectively, for these services, which approximates their costs to the affiliates.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

11. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company received capital contributions of $50,000, $300,000, and $80,000 from its parent in 2002, 2001 and 2000, respectively, in the form of cash. During 2002, the Company received a capital contribution of $228,679, which reflected a contribution of the parent's membership interests in two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. The assets underlying both of these companies primarily consisted of real estate properties, the value of which was based on recent appraisals.

During 2002, the Company received $200,000 from Transamerica in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

                                         ORIGINAL
                                          AMOUNT    BALANCE OUT-STANDING   INTEREST PAID
   DATE ISSUED        INTEREST RATE      OF NOTES      AT END OF YEAR      CURRENT YEAR    TOTAL INTEREST PAID   ACCRUED INTEREST
------------------   ----------------    --------   --------------------   -------------   -------------------   ----------------
September 30, 2002 ..             6.0%   $200,000               $200,000             $--                   $--           $  3,000


At December 31, 2002, the Company has receivables from affiliates of $190,311 and short-term notes payable to affiliates of $214,000. At December 31, 2001, the Company has short-term notes receivable from affiliates of $114,795. Interest on these accrue at the thirty-day commercial paper rate at the time of issuance.

12. COMMITMENTS AND CONTINGENCIES

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $8,199 after-tax were incurred in 2000 and reflected in these statements as a prior period adjustment which was reflected as a direct charge to unassigned surplus. Related costs incurred in 2002 and 2001 were not significant. Additional costs relating to ancillary litigation are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

The Company has contingent commitments for $181,776 as of December 31, 2002 to provide additional funding for various joint ventures, partnerships, and limited liability companies.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $624,947 and $632,312, respectively, in conjunction with these transactions.

At December 31, 2002, the Company had entered into multiple agreements with notional amounts of $849,667 for which it was paid a fee to provide standby letters of credit. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $11,781 and $5,712 at December 31, 2002 and 2001, respectively, for its

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(785), $197 and $1,247 for the years ended December 31, 2002, 2001, and 2000, respectively.

13. LEASES

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2002, the future minimum aggregate rental commitments are as follows:

2003 ............   $ 5,809
2004 ............     5,774
2005 ............     5,704
2006 ............     5,681
2007 ............     5,638
Thereafter ......    14,795


The Company owns a building that is rented to others. Future minimum lease payments under noncancelable leasing arrangements as of December 31, 2002 are as follows:


2003 ............   $ 5,241
2004 ............     5,486
2005 ............     5,095
2006 ............     4,586
2007 ............     4,615
Thereafter ......    30,020


14. DIVIDEND OF SUBSIDIARY TO STOCKHOLDER

On December 1, 2000, the Company paid a non-cash dividend to its stockholder, Transamerica Insurance Corporation, consisting of 100% of the outstanding common and preferred stock of Transamerica Life Insurance Company of Canada. The dividend of $210,386 represented the Company's statutory-basis carrying value of the stock at the time it was distributed.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in Thousands)

15. TAIWAN BRANCH

During 2000, the Company increased its ownership of its Taiwan branch operations to 100% through a buyout of its 60% partner, Pacific Life Insurance Ltd., for a payment of $19,192. A receivable from the partner of $35,510 was also written off in conjunction with the buy-out. Additional costs of $17,100 were incurred as a result of the scheduled termination of reinsurance treaties with three unaffiliated companies. These items were recorded as a charge to unassigned surplus on a net of tax basis.

During 2001, the Company transferred its entire interest in its Taiwan branch to AEGON N.V. Assets of $96,241 were contributed to AEGON N.V. and liabilities of $162,303 were assumed by AEGON N.V. These assets primarily consisted of invested assets and the liabilities primarily consisted of insurance reserves. In addition, AEGON N.V. also paid cash of $9,063 to the Company. The net impact of $75,125 was recognized as a realized gain.

16. RECONCILIATION TO INSURANCE DEPARTMENT ANNUAL STATEMENT

The following table reconciles net income and total capital and surplus as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa, to the amounts reported in the accompanying financial statements as of and for the year ended December 31, 2000:

                                                               TOTAL CAPITAL AND
                                               NET INCOME           SURPLUS
                                               ----------      -----------------
Amounts reported in Annual Statement .........   $251,510             $1,594,585
Adjustments related to reinsurance treaties ..    (97,108)               (97,108)
Adjustments to policy and contract claim
reserves .....................................     20,000                 20,000
Tax effect of adjustments ....................     26,988                 26,988
                                               ----------      -----------------
Amounts reported herein ......................   $201,390             $1,544,465
                                               ==========      =================


There were no such differences as of and for the years ended December 31, 2002 and 2001.

                                 Statutory-Basis
                          Financial Statement Schedules

                 Transamerica Occidental Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2002

SCHEDULE I

                                                                             AMOUNT AT WHICH
                                                              MARKET          SHOWN IN THE
         TYPE OF INVESTMENT                 COST (1)          VALUE           BALANCE SHEET
------------------------------------      -----------      -----------        -------------
FIXED MATURITIES
Bonds:
                United States
                government and
                government agencies
                and authorities ...       $   993,068      $ 1,015,958          $   993,068
                States,
                municipalities and
                political
                subdivisions ......           351,802          383,875              351,802
                Foreign governments           162,588          181,464              162,588
                Public utilities ..         1,176,303        1,206,951            1,176,303
                All other corporate
                bonds .............        11,214,589       11,901,875           11,214,589
Preferred stock ...................            82,917           81,816               82,917
                                          -----------      -----------          -----------
Total fixed maturities ............        13,981,267       14,771,941           13,981,267
EQUITY SECURITIES
Common stocks:

                Banks, trust and
                insurance .........            19,799           18,940               18,940
                Industrial,
                miscellaneous and
                all other .........            61,112           63,853               63,853
                                          -----------      -----------          -----------
Total equity securities ...........            80,911           82,793               82,793
Mortgage loans on real estate .....         2,107,263                             2,107,263
Real estate .......................            80,350                                80,350
Policy loans ......................           402,556                               402,556
Other long-term investments .......           808,877                               808,877
Cash and short-term investments ...           233,666                               233,666
                                          -----------                           -----------
Total investments .................       $17,694,890                           $17,696,772
                                          ===========                           ===========

------------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                 Transamerica Occidental Life Insurance Company

                       Supplementary Insurance Information

                             (Dollars in Thousands)

                                December 31, 2002

SCHEDULE III

                            FUTURE POLICY                              POLICY AND                                      NET
                             BENEFITS AND          UNEARNED             CONTRACT               PREMIUM             INVESTMENT
                               EXPENSES            PREMIUMS            LIABILITIES             REVENUE               INCOME*
                             -----------          ----------           -----------           -----------           -----------
YEAR ENDED DECEMBER
31, 2002
Individual life ...          $ 5,841,071          $        --          $   187,080           $ 1,197,094           $   454,847
Individual health .               34,428               34,200               13,277                52,496                 5,357
Group life and
health ............               13,628                  844               74,932                (4,307)                8,584
Annuity ...........            3,719,371                   --              109,882               747,213               583,628
                             -----------          -----------          -----------           -----------           -----------
                             $ 9,608,498          $    35,044          $   385,171           $ 1,992,496           $ 1,052,416
                             ===========          ===========          ===========           ===========           ===========
YEAR ENDED DECEMBER
31, 2001
Individual life ...          $ 5,327,935          $        --          $   200,565           $ 1,153,081           $   333,597
Individual health .               16,832               33,833               13,788                60,607                12,916
Group life and
health ............               22,853                2,279              108,833                29,558                   708
Annuity ...........            3,755,862                   --             (185,676)              492,945               847,446
                             -----------          -----------          -----------           -----------           -----------
                             $ 9,123,482          $    36,112          $   137,510           $ 1,736,191           $ 1,194,667
                             ===========          ===========          ===========           ===========           ===========
YEAR ENDED DECEMBER
31, 2000
Individual life ...          $ 5,330,707          $        --          $   304,132           $ 1,241,149           $   447,840
Individual health .               39,295               48,256               16,298                43,836                 8,517
Group life and
health ............               15,770                8,580               53,306               103,920                11,522
Annuity ...........            4,002,331                   --               20,740             1,179,915               640,335
                             -----------          -----------          -----------           -----------           -----------
                             $ 9,388,103          $    56,836          $   394,476           $ 2,568,820           $ 1,108,214
                             ===========          ===========          ===========           ===========           ===========




                           BENEFITS, CLAIMS          OTHER
                              LOSSES AND            OPERATING            PREMIUMS
                         SETTLEMENT EXPENSES        EXPENSES*             WRITTEN
                             -----------           -----------          -----------
YEAR ENDED DECEMBER
31, 2002
Individual life ...          $ 1,348,836           $   531,972
Individual health .               41,635                43,593          $    99,824
Group life and
health ............               (5,592)               10,836                9,951
Annuity ...........            1,335,684               200,705
                             -----------           -----------
                             $ 2,720,563           $   787,106
                             ===========           ===========
YEAR ENDED DECEMBER
31, 2001
Individual life ...          $ 1,067,494           $   633,846
Individual health .              (46,229)               46,837          $   103,036
Group life and
health ............              175,474                41,039               30,958
Annuity ...........            1,535,867               428,180
                             -----------           -----------
                             $ 2,732,606           $ 1,148,902
                             ===========           ===========
YEAR ENDED DECEMBER
31, 2000
Individual life ...          $ 1,245,378           $   907,371
Individual health .               84,424                89,362          $    91,282
Group life and
health ............              (55,633)              114,132               49,345
Annuity ...........            1,665,463               649,221
                             -----------           -----------
                             $ 2,939,632          $ 1,760,086
                             ===========           ===========

-----------------

* Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

                 Transamerica Occidental Life Insurance Company

                                   Reinsurance
                             (Dollars in Thousands)

                                December 31, 2002

SCHEDULE IV

                                                                                 ASSUMED                           PERCENTAGE
                                                               CEDED TO            FROM                             OF AMOUNT
                                             GROSS              OTHER             OTHER              NET             ASSUMED
                                             AMOUNT           COMPANIES          COMPANIES          AMOUNT           TO NET
                                          -------------     -------------     -------------     -------------     -------------
YEAR ENDED DECEMBER 31, 2002
Life insurance in force .........         $ 311,519,775     $ 336,692,425     $ 184,020,122     $ 158,847,472               116%
Premiums:
                Individual life .         $   1,672,555     $     925,273     $     449,812     $   1,197,094                38%
                Individual health                99,824           106,042            58,714            52,496               112%
                Group life and
                health ..........                 9,951             6,362            (7,896)           (4,307)              183%
                Annuity .........               392,338           293,113           647,988           747,213                87%
                                          -------------     -------------     -------------     -------------     -------------
                                          $   2,174,668     $   1,330,790     $   1,148,618     $   1,992,496                58%
                                          =============     =============     =============     =============     =============
YEAR ENDED DECEMBER 31, 2001
Life insurance in force .........         $ 289,306,065     $ 310,449,745     $ 169,770,753     $ 148,627,073               114%
Premiums:
                Individual life .         $   1,550,693     $     893,635     $     496,023     $   1,153,081                43%
                Individual health               103,036            98,013            55,584            60,607                92%
                Group life and
                health ..........                30,958            55,024            53,624            29,558               181%
                Annuity .........               541,784           436,061           387,222           492,945                79%
                                          -------------     -------------     -------------     -------------     -------------
                                          $   2,226,471     $   1,482,733     $     992,453     $   1,736,191                57%
                                          =============     =============     =============     =============     =============
YEAR ENDED DECEMBER 31, 2000
Life insurance in force .........         $ 277,477,021     $ 455,425,869     $ 371,149,739     $ 193,200,891               192%
Premiums:
                Individual life .         $   1,457,065     $   1,119,760     $     903,844     $   1,241,149                74%
                Individual health                91,282            95,419            47,973            43,836               109%
                Group life and
                health ..........                49,345           124,268           178,843           103,920               172%
                Annuity .........             1,026,218           434,100           587,797         1,179,915                49%
                                          -------------     -------------     -------------     -------------     -------------
                                          $   2,623,910     $   1,773,547     $   1,718,457     $   2,568,820                67%
                                          =============     =============     =============     =============     =============

                           PART C - OTHER INFORMATION

Item 27.          Exhibits

                  (a) Resolution of the Board of Directors of Transamerica
                      establishing the separate account (1)

                  (b) Not Applicable

                  (c) Distribution of Policies

                            (i) Form of Variable Insurance Products Sales Agreement (2)

                            (ii)   Principal Underwriting Agreement (1)

                  (d)       (i)    Specimen Flexible Premium Variable Life
                                   Insurance Policy (1)

                            (ii)   Children's Insurance Rider (2)

                            (iii) Terminal Illness Accelerated Death Benefit Rider (2)

                            (iv)   Other Insured Rider (2)

                            (v) Primary Insured Rider and Primary Insured Rider Plus (2)

                            (vi)   Disability Waiver Rider (2)

                            (vii)  Disability Waiver and Income Rider (2)

                            (viii) Accidental Death Benefit Rider (2)

                            (ix)   Dollar Cost Averaging Endorsement (2)

                            (x)    Asset Rebalancing Program Endorsement (2)

                  (e) Application for Flexible Premium Variable Life Insurance
                      Policy (2)

                  (f)       (i)    Restated Articles of Incorporation of
                                   Transamerica (3)

                            (ii)   Restated By-Laws of Transamerica (3)

                  (g) Not Applicable

                  (h)       (i)    Participation Agreement Among Variable
                                   Insurance Products Fund, Fidelity
                                   Distributors Corporation and Transamerica (2)

                            (ii) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica (2)

                            (iii) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica (2)

                            (iv) Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC and Transamerica
                                   (2)

                            (v) Amendment No. 13 to Participation Agreement Among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica dated April 17, 2000
                                   (4)

                  (i) Not Applicable

                  (j) Not Applicable

                  (k) Opinion and Consent of Thomas E. Pierpan, Esq. as to
                      Legality of Securities Being Registered


                  (l) Opinion and Consent of Lorne Schinbein as to Actuarial
                      Matters Pertaining to the Securities Being Registered


                  (m) Not Applicable

                  (n) Other Opinions:


                            (i)    Written Consent of Ernst & Young LLP


                  (o) Not Applicable

                  (p) Not Applicable

                  (q) Memorandum describing issuance, transfer and redemption procedures (2)

                  (r) Powers of Attorney (3)(5)

-----------------------------
(1) This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated November 30, 1999 (File No. 333-91851) and is incorporated herein by reference.

(2) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 18, 2000 (File No. 333-91851) and is incorporated herein by reference.

(3) This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated October 14, 1997 (File No. 333-37883) and is incorporated herein by reference.

(4) This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 26, 2001 (File No. 333-91851) and is incorporated herein by reference.

(5) This exhibit was previously filed on Post-Effective Amendment No. 2 to Form S-6 Registration Statement dated April 24, 2002 (File No. 333-91851) and is incorporated herein by reference.




Item 28.          Directors and Officers of the Depositor

       Name           Principal Business Address    Position and Offices with Depositor
       ----           --------------------------    -----------------------------------
   Ron F. Wagley                  (1)               Director and President
 Brenda K. Clancy                 (1)               Director and Senior Vice President
Douglas C. Kolsrud                (1)               Director and Senior Vice President
  Craig D. Vermie                 (1)               Director, Vice President and Counsel
   Diane Meiners                  (1)               Director and Vice President

-------------
(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                  Jurisdiction of       Percent of Voting
Name                               Incorporation        Securities Owned           Business
----                               -------------        ----------------           --------
AEGON N.V.                        Netherlands       32.47% of Vereniging        Holding Company
                                                    AEGON Netherlands
                                                    Membership Association

AEGON Nederland N.V.              Netherlands       100% AEGON N.V.             Holding Company

AEGON Nevak Holding B.V.          Netherlands       100% AEGON N.V.             Holding Company

AEGON Derivatives B.V.            Netherlands       100% AEGON N.V.             Holding Company

AEGON International N.V.          Netherlands       100% AEGON N.V.             Holding Company

The AEGON Trust Voting Trust      Delaware                                      Voting Trust
Trustees:
Donald J. Shepard
Joseph B.M. Streppel
Dennis Hersch

AEGON U.S. Holding Corporation    Delaware          225 shares of Series A      Holding company
                                                    Preferred Stock owned by
                                                    Scottish Equitable
                                                    Finance Limited

AEGON DMS Holding B.V.            Netherlands       100% AEGON International    Holding company
                                                    N.V.

JCPenney Financial & Marketing    Korea             100% AEGON DMS Holding      Marketing
Services Group Ltd                                  B.V.

JCPenney Direct Marketing         Japan             100% AEGON DMS Holding      Marketing
Services Japan K.K.                                 B.V.

Canadian Premier Holdings Ltd     Canada            100% AEGON DMS Holding      Holding company
                                                    B.V.

Canadian Premier Life Insurance   Canada            100% Canadian Premier       Holding company
Company                                             Holdings Ltd

Legacy General Insurance Company  Canada            100% Canadian Premier       Insurance
                                                    Holdings Ltd.

Cornerstone International         United Kingdom    100% AEGON DMS Holding      Holding company
Holdings Ltd                                        B.V.

Cornerstone International         United Kingdom    100% Cornerstone            Marketing company
Marketing Ltd                                       International Holding Ltd.

Stonebridge International         United Kingdom    100% Cornerstone            Insurance company
Insurance Ltd                                       International Holdings,
                                                    Ltd.

JCPenney Direct Asia Pacific      Australia         100% AEGON DMS Holding      Holding company
Pty Ltd                                             B.V.

JCPenney Direct Service Asia      Australia         100% JCPenney Direct Asia   Operations company
Pacific Pty Ltd                                     Pacific Pty Ltd

JCPenney Insurance Marketing      Australia         100% JCPenney Direct Asia   Marketing company
Asia Pacific Pty Ltd                                Pacific Pty Ltd

Short Hills Management Company    New Jersey        100% AEGON U.S. Holding     Insurance Agent
                                                    Corporation

COPRA Reinsurance Company         New York          100% AEGON U.S.             Reinsurance
                                                    Holding Corporation

AEGON Management Company          Indiana           100% AEGON U.S.             Insurance holding
                                                    Holding Corporation         company

AEGON U.S. Corporation            Iowa              100% AEGON U.S. Holding     Holding company
                                                    Corporation owns 10,000
                                                    shares (75.54%); AEGON
                                                    USA, Inc. owns 3,238
                                                    shares (24.46%)

Transamerica Corporation and      Delaware          100% AEGON NV               Major interest in
subsidiaries ("TAC")                                                            insurance and finance

AEGON USA, Inc.                   Iowa              AEGON U.S. Holding          Holding company
                                                    Corporation; AEGON U.S.
                                                    Corporation

RCC North America, LLC            Delaware          100% AEGON USA, Inc.        Real estate

Transamerica Holding Company,     Delaware          100% AEGON USA, Inc.        Holding Company
LLC

AEGON Funding Corp.               Delaware          100% Transamerica Holding   Issue debt
                                                    Corporation LLC             securities-net
                                                                                proceeds used to
                                                                                make loans to
                                                                                affiliates

First AUSA Life Insurance         Maryland          100% Transamerica Holding   Insurance holding
Company                                             Company LLC                 company

Transamerica Financial Life       New York          100% First AUSA Life        Insurance
Insurance Company                                   Insurance Company

Life Investors Insurance          Iowa              100% First AUSA Life Ins.   Insurance
Company of America                                  Company

Apple Partners of Iowa LLC        Iowa              58.13% Monumental Life      Apple production,
                                                    Insurance Company; 41.87    packing, storage and
                                                    Peoples Benefit Life        sales
                                                    Insurance Company

Life Investors Alliance, LLC      Delaware          100% LIICA                  Purchase, own, and
                                                                                hold the equity
                                                                                interest of other
                                                                                entities

Transamerica Life Insurance       Iowa              100% Transamerica Holding   Insurance
Company                                             Company LLC

AEGON Financial Services Group,   Minnesota         100% Transamerica Life      Marketing
Inc.                                                Insurance Co.

AEGON Assignment Corporation of   Kentucky          100% AEGON Financial        Administrator of
Kentucky                                            Services Group, Inc.        structured
                                                                                settlements

AEGON Assignment Corporation      Illinois          100% AEGON Financial        Administrator of
                                                    Services Group, Inc.        structured settlements

Transamerica Financial            Minnesota         100% AEGON Financial        Life insurance and
Institutions, Inc.                                  Services Group, Inc.        underwriting services

Southwest Equity Life Ins. Co.    Arizona           100% of Common Voting       Insurance
                                                    Stock First AUSA Life
                                                    Ins. Company

Iowa Fidelity Life Insurance Co.  Arizona           100% of Common Voting       Insurance
                                                    Stock First AUSA Life
                                                    Ins. Company

Western Reserve Life Assurance    Ohio              100% First AUSA Life Ins.   Insurance
Co. of Ohio                                         Company

WRL Insurance Agency, Inc.        California        100% Western Reserve Life   Insurance Agency
                                                    Assurance Co. of Ohio

WRL Insurance Agency of           Alabama           100% WRL Insurance          Insurance Agency
Alabama, Inc.                                       Agency, Inc.

WRL Insurance Agency of           Massachusetts     100% WRL Insurance          Insurance Agency
Massachusetts, Inc.                                 Agency, Inc.

WRL Insurance Agency of Nevada,   Nevada            100% WRL Insurance          Insurance Agency
Inc.                                                Agency, Inc.

WRL Insurance Agency of Wyoming   Wyoming           100% WRL Insurance          Insurance Agency
                                                    Agency, Inc.

AEGON/Transamerica Series Fund,   Maryland          Various                     Mutual Fund
Inc.

AEGON/Transamerica Fund           Florida           77% Western Reserve Life    Registered
Advisors, Inc.                                      Assurance Co. of Ohio;      investment adviser
                                                    23% AUSA Holding Company

AEGON/Transamerica Investors      Florida           100% AUSA Holding Company   Shareholder services
Services, Inc.

World Financial Group Insurance   California        100% Western Reserve Life   Insurance agency
Agency, Inc.                                        Assurance Co. of Ohio

World Financial Group Insurance   Alabama           100% World Financial        Insurance Agency
Agency of Alabama, Inc.                             Group Insurance Agency,
                                                    Inc.

World Financial Group Insurance   Massachusetts     100% World Financial        Insurance Agency
Agency of Massachusetts, Inc.                       Group Insurance Agency,
                                                    Inc.

World Financial Group Insurance   Hawaii            100% World Financial        Insurance Agency
Agency of Hawaii, Inc.                              Group Insurance Agency,
                                                    Inc.

World Financial Group Insurance   Nevada            100% World Financial        Insurance Agency
Agency of Nevada, Inc.                              Group Insurance Agency,
                                                    Inc.

World Financial Group Insurance   New Mexico        100% World Financial        Insurance Agency
Agency of New Mexico, Inc.                          Group Insurance Agency,
                                                    Inc.

World Financial Group Insurance   Wyoming           100% World Financial        Insurance Agency
Agency of Wyoming                                   Group Insurance Agency,
                                                    Inc.

AEGON Equity Group, Inc.          Florida           100% Western Reserve Life   Insurance Agency
                                                    Assurance Co. of Ohio

WFG Property & Casualty           Georgia           100% World Financial        Insurance
Insurance Agency, Inc.                              Group Insurance Agency,
                                                    Inc.

WFG Property & Casualty           Alabama           100% WFG Property &         Insurance
Insurance Agency of Alabama,                        Casualty Insurance
Inc.                                                Agency, Inc.

WFG Property & Casualty           California        100% WFG Property &         Insurance
Insurance Agency of California,                     Casualty Insurance
Inc.                                                Agency, Inc.

WFG Property & Casualty           Mississippi       100% WFG Property &         Insurance
Insurance Agency of                                 Casualty Insurance
Mississippi, Inc.                                   Agency, Inc.

WFG Property & Casualty           Nevada            100% WFG Property &         Insurance
Insurance Agency of Nevada, Inc.                    Casualty Insurance
                                                    Agency, Inc.

WFG Property & Casualty           Wyoming           100% WFG Property &         Insurance
Insurance Agency of Wyoming,                        Casualty Insurance
Inc.                                                Agency, Inc.

Monumental General Casualty Co.   Maryland          100% First AUSA Life Ins.   Insurance
                                                    Company

United Financial Services, Inc.   Maryland          100% First AUSA Life Ins.   General agency
                                                    Company

Bankers Financial Life Ins. Co.   Arizona           100% First AUSA Life Ins.   Insurance
                                                    Company

The Whitestone Corporation        Maryland          100% First AUSA Life Ins.   Insurance agency
                                                    Company

Cadet Holding Corp.               Iowa              100% First AUSA Life        Holding company
                                                    Insurance Company

Monumental General Life           Puerto Rico       51% First AUSA Life         Insurance
Insurance Company of Puerto Rico                    Insurance Company
                                                    49% Baldrich & Associates
                                                    of Puerto Rico

AUSA Holding Company              Maryland          100% Transamerica Holding   Holding company
                                                    Company, L.L.C.

AEGON USA Investment              Iowa              100% AUSA Holding Company   Investment Adviser
Management, Inc.

AEGON USA Securities, Inc.        Iowa              100% Transamerica Holding   Broker-Dealer
                                                    Company, L.L.C.

Monumental General Insurance      Maryland          100% AUSA Holding Company.  Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.  Kansas            100% Monumental General     Sale/admin. of
                                                    Insurance Group, Inc.       travel insurance

Monumental General                Maryland          100% Monumental General     Provides management
Administrators, Inc.                                Insurance Group, Inc.       srvcs. to
                                                                                unaffiliated third
                                                                                party administrator

National Association Management   Maryland          100% Monumental General     Provides actuarial
and Consultant Services, Inc.                       Administrators, Inc.        consulting services

Monumental General Mass           Maryland          100% Monumental General     Marketing arm for
Marketing, Inc.                                     Insurance Group, Inc.       sale of mass
                                                                                marketed insurance
                                                                                coverages

Transamerica Capital, Inc.        California        100% AUSA Holding Co.       Broker/Dealer

Universal Benefits Corporation    Iowa              100% AUSA Holding Co.       Third party
                                                                                administrator

Investors Warranty of America,    Iowa              100% AUSA Holding Co.       Provider of
Inc.                                                                            automobile extended
                                                                                maintenance contracts

Massachusetts Fidelity Trust Co.  Iowa              100% AUSA Holding Co.       Trust company

Money Services, Inc.              Delaware          100% AUSA Holding Co.       Provides financial
                                                                                counseling for
                                                                                employees and agents
                                                                                of affiliated
                                                                                companies

ADB Corporation, L.L.C.           Delaware          100% Money Services, Inc.   Special purpose
                                                                                limited Liability company
                                                                                Insurance agency

ORBA Insurance Services, Inc.     California        40.15% Money Services,
                                                    Inc.

Great Companies L.L.C.            Iowa              30% Money Services, Inc.    Markets & sells
                                                                                mutual funds &
                                                                                individually managed
                                                                                accounts

AEGON USA Travel and Conference   Iowa              100% Money Services, Inc.   Travel and
Services, LLC                                                                   Conference Services

Roundit, Inc.                     Maryland          50% AUSA Holding Co.        Financial services

Zahorik Company, Inc.             California        100% AUSA Holding Co.       Broker-Dealer

ZCI, Inc.                         Alabama           100% Zahorik Company, Inc.  Insurance agency

Zahorik Texas, Inc.               Texas             100% Zahorik Company, Inc.  Insurance agency

Long, Miller & Associates,        California        33-1/3% AUSA Holding Co.    Insurance agency
L.L.C.

AEGON Asset Management            Delaware          100% AUSA Holding Co.       Registered
Services, Inc.                                                                  investment advisor

World Group Securities, Inc.      Delaware          100% AEGON Asset            Broker-Dealer
                                                    Management Services, Inc.

World Financial Group, Inc.       Delaware          100% AEGON Asset            Marketing
                                                    Management Services, Inc.

InterSecurities, Inc.             Delaware          100% AUSA Holding Co.       Broker-Dealer

IDEX Mutual Funds                 Massachusetts     100% AEGON/Transamerica     Mutual fund
                                                    Fund Advisers, Inc.

Diversified Investment            Delaware          100% AUSA Holding Co.       Registered
Advisors, Inc.                                                                  investment advisor

Diversified Investors             Delaware          100% Diversified            Broker-Dealer
Securities Corp.                                    Investment Advisors, Inc.

George Beram & Company, Inc.      Massachusetts     100% Diversified            Employee benefit and
                                                    Investment Advisors, Inc.   actuarial consulting

Creditor Resources, Inc.          Michigan          100% AUSA Holding Co.       Credit insurance

CRC Creditor Resources Canadian   Canada            100% Creditor Resources,    Insurance agency
Dealer Network Inc.                                 Inc.

Premier Solutions Group, Inc.     Maryland          100% Creditor Resources,    Insurance agency
                                                    Inc.

AEGON USA Investment              Iowa              100% Transamerica Holding   Investment advisor
Management, LLC.                                    Corporation LLC

AEGON USA Realty Advisors, Inc.   Iowa              100% AUSA Holding Co.       Provides real estate
                                                                                administrative and real
                                                                                estate investment services

AEGON USA Real Estate Services,   Delaware          100% AEGON USA Realty       Real estate and
Inc.                                                Advisors, Inc.              mortgage holding
                                                                                company

QSC Holding, Inc.                 Delaware          100% AEGON USA Realty       Real estate and
                                                    Advisors, Inc.              financial software
                                                                                production and sales

Realty Information Systems, Inc.  Iowa              100% AEGON USA Realty       Information Systems
                                                    Advisors, Inc               for real estate
                                                                                investment management

Commonwealth General              Delaware          100% AEGON U.S.             Holding company
Corporation and subsidiaries                        Corporation

Veterans Life Insurance Co.       Illinois          100% Transamerica Holding   Insurance company
                                                    Company LLC

Peoples Benefit Services, Inc.    Pennsylvania      100% Veterans Life Ins.     Special-purpose
                                                    Co.                         subsidiary

Item 30.          Indemnification

                  Provisions exist under the Iowa Code, the Restated Articles of Incorporation and Restated Bylaws of Transamerica whereby Transamerica may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                                    Iowa Code

Sections 490.850 et seq. Indemnification of agent of corporation in proceedings or actions.

         The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

               Restated Articles of Incorporation of Transamerica

                                      FIFTH

The liability of the directors of the corporation for monetary damages shall be eliminated to the fullest extent permissible under California law.

                                      SIXTH

The corporation is authorized to provide indemnification of agents (as defined in Section 317 of the California Corporations Code) through by-law provisions, agreements with the agents, vote of shareholders or disinterested directors, or otherwise, in excess of the indemnification otherwise permitted by Section 317 of the California Corporations Code subject only to the limits on excess indemnification set forth in Section 204 of the California Corporations Code. The corporation is further authorized to provide insurance for agents as set forth in Section 317 of the California Corporations Code, provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317, as amended.

                         Restated Bylaws of Transamerica

                                    ARTICLE V

          INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS

Section 1.        Right to Indemnification.

Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another foreign or domestic corporation partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was a predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expenses, liability, and loss (including attorneys' fees, judgments, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local, or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided, however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. (It is the Corporation's intent that these bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.)

         The directors and officers of Transamerica are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $300,000,000 for Coverage A and $300,000,000 for Coverage B for the period 11/15/2000 to 11/1/2002. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with Chubb.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.          Principal Underwriter


                  (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, and Separate Account VA P of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account and TFLIC Series Annuity Account B of Transamerica Financial Life Insurance Company; the Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and WRL Series Life

                        Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; and Separate Account VA-8 of Transamerica Life Insurance and Annuity Company.


                  (b)   Directors and Officers of AFSG

                              PRINCIPAL
     NAME                  BUSINESS ADDRESS     POSITION AND OFFICES WITH UNDERWRITER
     ----                  ----------------     -------------------------------------
Larry N. Norman                  (1)            Director and President

Anne M. Spaes                    (1)            Director and Vice President

Lisa A. Wachendorf               (1)            Director, Vice President and Chief Compliance
                                                Officer

John K. Carter                   (2)            Vice President

William G. Cummings              (2)            Vice President

Thomas R. Moriarty               (2)            Vice President

Christopher G. Roetzer           (2)            Vice President

Michael V. Williams              (2)            Vice President

Frank A. Camp                    (1)            Secretary

Priscilla I. Hechler             (2)            Assistant Vice President and Assistant Secretary

Thomas E. Pierpan                (2)            Assistant Vice President and Assistant Secretary

Darin D. Smith                   (1)            Vice President and Assistant Secretary

Teresa L. Stolba                 (1)            Assistant Compliance Officer

Emily Bates                      (3)            Assistant Treasurer

Clifton W. Flenniken             (4)            Assistant Treasurer

-------------
(2) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(3) 570 Carillon Parkway, St. Petersburg, FL 33716-1202

(4) 400 West Market Street, Louisville, Kentucky 40202

(5) 1111 North Charles Street, Baltimore, Maryland 21201

                  (c)   Compensation to Principal Underwriter


                                NET UNDERWRITING
 NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION         BROKERAGE
    UNDERWRITER                   COMMISSIONS       ON REDEMPTION       COMMISSIONS    COMMISSIONS
    -----------                   -----------       -------------       -----------    -----------
AFSG Securities Corporation            0                 0              $   50,440(1)        0
                                       0                 0              $  442,638(2)        0
                                       0                 0              $   23,508(3)        0


(1)  fiscal year 2002

(2)  fiscal year 2001

(3)  fiscal year 2000

Item 32.          Location of Accounts and Records


                  All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at 1150 South Olive Street, Los Angeles, California 90015, 4800 140th Avenue North, Clearwater, Florida 33762, or 12855 Starkey Road, Largo, Florida 33773.


Item 33.          Management Services

                  Not Applicable

Item 34.          Undertakings

                  Transamerica hereby represents that the fees and charges deducted under the Transamerica Elite Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                  Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

                  Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                  Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 28th day of April, 2003.



                                      TRANSAMERICA OCCIDENTAL LIFE
                                      SEPARATE ACCOUNT VUL-3
                                      (Registrant)



                                      By: /s/ Ron F. Wagley */
                                          --------------------------------
                                          Ron F. Wagley, Director and President



                                      TRANSAMERICA OCCIDENTAL LIFE
                                      INSURANCE COMPANY
                                      (Depositor)



                                      By: /s/ Ron F. Wagley */
                                          ---------------------------------
                                          Ron F. Wagley, Director and President



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                   Title                        Date
---------                                   -----                        ----
/s/ Ron F. Wagley                     Director and President         April 28, 2003
------------------
Ron F. Wagley */

/s/ Brenda K. Clancy                  Director and Senior            April 28, 2003
--------------------                  Vice President
Brenda K. Clancy */

/s/ Diane Meiners                     Director and Vice President    April 28, 2003
-------------------
Diane Meiners */

/s/ Douglas C. Kolsrud                Director and Senior            April 28, 2003
----------------------                Vice President
Douglas C. Kolsrud

/s/ Craig D. Vermie                   Director, Vice President,      April 28, 2003
----------------------                and Counsel
Craig D. Vermie

*/ /s/ Priscilla I. Hechler
----------------------------
   Signed by Priscilla I. Hechler

   As Attorney in Fact

                                  EXHIBIT INDEX


EXHIBIT                                 DESCRIPTION
  NO.                                   OF EXHIBIT
  --                                    ----------
27(k)           Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of
                Securities Being Registered

27(l)           Opinion and Consent of Lorne Schinbein as to Actuarial Matters
                Pertaining to the Securities Being Registered

27(n)(i)        Consent of Ernst & Young LLP